                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: June 30, 2007
                          ------------------------

Item 1. Reports to Stockholders

                              ANCHOR SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JUNE 30, 2007

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    5
                        Government and Quality Bond Portfolio.......................    8
                        Asset Allocation Portfolio..................................   16
                        Growth and Income Portfolio.................................   32
                        Growth Portfolio............................................   36
                        Capital Appreciation Portfolio..............................   40
                        Natural Resources Portfolio.................................   44
                        Multi-Asset Portfolio.......................................   46
                        Strategic Multi-Asset Portfolio.............................   54
                        Statement of Assets and Liabilities.........................   64
                        Statement of Operations.....................................   66
                        Statement of Changes in Net Assets..........................   68
                        Notes to Financial Statements...............................   72
                        Financial Highlights........................................   85

---------------------

               DEAR ANCHOR SERIES TRUST INVESTOR:

                 We are pleased to present our semiannual report for the Anchor
               Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

                 The following report contains the investment portfolio
               information and the financial statements of the Anchor Series Trust portfolios for the reporting six months ended June 30, 2007. The report may also contain information on portfolios not currently available in your variable contract.

                 We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                 Thank you for the confidence you place in us with your
               financial future, and we look forward to reporting to you once again in six months.

               Sincerely,

               /s/ JAY S. WINTROB

               Jay Wintrob
               Chief Executive Officer
               AIG SunAmerica Life Assurance Company
               First SunAmerica Life Insurance Company

               August 9, 2007

               ---------------------------------

               Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

               Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                                JUNE 30, 2007
                                                                     (unaudited)
               DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                 As a shareholder of a Portfolio in the Anchor Series Trust (the
               "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2007 and held until June 30, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

               ACTUAL EXPENSES

                 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2007" column and the "Expense Ratio as of June 30, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2007" would have been higher and the "Ending Account Value" would have been lower.

               HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2007" column and the Expense Ratio as of June 30, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2007" would have been higher and the "Ending Account Value" would have been lower.

                 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2007
                                                                     (unaudited)

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT JANUARY 1,     JUNE 30,        JUNE 30,      AT JANUARY 1,     JUNE 30,
   PORTFOLIO                                 2007            2007            2007*           2007            2007
   -------------------------------------------------------------------------------------------------------------------
   Money Market Portfolio
     Class 1...........................    $1,000.00       $1,022.11         $4.86         $1,000.00       $1,019.98
   Government and Quality Bond
     Portfolio
     Class 1...........................    $1,000.00       $1,006.12         $2.93         $1,000.00       $1,021.87
     Class 2...........................    $1,000.00       $1,005.44         $3.68         $1,000.00       $1,021.12
     Class 3...........................    $1,000.00       $1,004.77         $4.18         $1,000.00       $1,020.63
   Asset Allocation Portfolio@
     Class 1...........................    $1,000.00       $1,058.86         $3.47         $1,000.00       $1,021.42
     Class 2...........................    $1,000.00       $1,058.35         $4.24         $1,000.00       $1,020.68
     Class 3...........................    $1,000.00       $1,057.80         $4.75         $1,000.00       $1,020.18
   Growth and Income Portfolio @ Class
     1.................................    $1,000.00       $1,093.38         $5.71         $1,000.00       $1,019.34
   Growth Portfolio@
     Class 1...........................    $1,000.00       $1,107.75         $3.71         $1,000.00       $1,021.27
     Class 2...........................    $1,000.00       $1,107.17         $4.49         $1,000.00       $1,020.53
     Class 3...........................    $1,000.00       $1,106.66         $5.01         $1,000.00       $1,020.03
   Capital Appreciation Portfolio@
     Class 1...........................    $1,000.00       $1,137.37         $4.03         $1,000.00       $1,021.03
     Class 2...........................    $1,000.00       $1,136.39         $4.82         $1,000.00       $1,020.28
     Class 3...........................    $1,000.00       $1,135.80         $5.35         $1,000.00       $1,019.79
   Natural Resources Portfolio@
     Class 1...........................    $1,000.00       $1,223.44         $4.63         $1,000.00       $1,020.63
     Class 2...........................    $1,000.00       $1,222.47         $5.46         $1,000.00       $1,019.89
     Class 3...........................    $1,000.00       $1,221.80         $6.00         $1,000.00       $1,019.39
   Multi-Asset Portfolio@
     Class 1...........................    $1,000.00       $1,062.50         $6.03         $1,000.00       $1,018.94
   Strategic Multi-Asset Portfolio@
     Class 1...........................    $1,000.00       $1,060.25         $6.64         $1,000.00       $1,018.35

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                           JUNE 30,       JUNE 30,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Money Market Portfolio
     Class 1...........................      $4.86          0.97%
   Government and Quality Bond
     Portfolio
     Class 1...........................      $2.96          0.59%
     Class 2...........................      $3.71          0.74%
     Class 3...........................      $4.21          0.84%
   Asset Allocation Portfolio@
     Class 1...........................      $3.41          0.68%
     Class 2...........................      $4.16          0.83%
     Class 3...........................      $4.66          0.93%
   Growth and Income Portfolio @ Class
     1.................................      $5.51          1.10%
   Growth Portfolio@
     Class 1...........................      $3.56          0.71%
     Class 2...........................      $4.31          0.86%
     Class 3...........................      $4.81          0.96%
   Capital Appreciation Portfolio@
     Class 1...........................      $3.81          0.76%
     Class 2...........................      $4.56          0.91%
     Class 3...........................      $5.06          1.01%
   Natural Resources Portfolio@
     Class 1...........................      $4.21          0.84%
     Class 2...........................      $4.96          0.99%
     Class 3...........................      $5.46          1.09%
   Multi-Asset Portfolio@
     Class 1...........................      $5.91          1.18%
   Strategic Multi-Asset Portfolio@
     Class 1...........................      $6.51          1.30%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    @ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2007
                                                                     (unaudited)

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT JANUARY 1,     JUNE 30,        JUNE 30,      AT JANUARY 1,     JUNE 30,
   PORTFOLIO                                 2007            2007            2007*           2007            2007
   -------------------------------------------------------------------------------------------------------------------
   Asset Allocation Portfolio
     Class 1...........................    $1,000.00       $1,058.86         $3.32         $1,000.00       $1,021.57
     Class 2...........................    $1,000.00       $1,058.35         $4.08         $1,000.00       $1,020.83
     Class 3...........................    $1,000.00       $1,057.80         $4.59         $1,000.00       $1,020.33
   Growth and Income Portfolio
     Class 1...........................    $1,000.00       $1,093.38         $5.71         $1,000.00       $1,019.34
   Growth Portfolio
     Class 1...........................    $1,000.00       $1,107.75         $3.66         $1,000.00       $1,021.32
     Class 2...........................    $1,000.00       $1,107.17         $4.44         $1,000.00       $1,020.58
     Class 3...........................    $1,000.00       $1,106.66         $4.96         $1,000.00       $1,020.08
   Capital Appreciation Portfolio
     Class 1...........................    $1,000.00       $1,137.37         $3.92         $1,000.00       $1,021.12
     Class 2...........................    $1,000.00       $1,136.39         $4.71         $1,000.00       $1,020.38
     Class 3...........................    $1,000.00       $1,135.80         $5.24         $1,000.00       $1,019.89
   Natural Resources Portfolio
     Class 1...........................    $1,000.00       $1,223.44         $4.63         $1,000.00       $1,020.63
     Class 2...........................    $1,000.00       $1,222.47         $5.46         $1,000.00       $1,019.89
     Class 3...........................    $1,000.00       $1,221.80         $6.00         $1,000.00       $1,019.39
   Multi-Asset Portfolio
     Class 1...........................    $1,000.00       $1,062.50         $6.03         $1,000.00       $1,018.94
   Strategic Multi-Asset Portfolio
     Class 1...........................    $1,000.00       $1,060.25         $6.64         $1,000.00       $1,018.35

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                           JUNE 30,       JUNE 30,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Asset Allocation Portfolio
     Class 1...........................      $3.26          0.65%
     Class 2...........................      $4.01          0.80%
     Class 3...........................      $4.51          0.90%
   Growth and Income Portfolio
     Class 1...........................      $5.51          1.10%
   Growth Portfolio
     Class 1...........................      $3.51          0.70%
     Class 2...........................      $4.26          0.85%
     Class 3...........................      $4.76          0.95%
   Capital Appreciation Portfolio
     Class 1...........................      $3.71          0.74%
     Class 2...........................      $4.46          0.89%
     Class 3...........................      $4.96          0.99%
   Natural Resources Portfolio
     Class 1...........................      $4.21          0.84%
     Class 2...........................      $4.96          0.99%
     Class 3...........................      $5.46          1.09%
   Multi-Asset Portfolio
     Class 1...........................      $5.91          1.18%
   Strategic Multi-Asset Portfolio
     Class 1...........................      $6.51          1.30%

---------------------
    4

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Commercial Banks...........................................  23.7%
Trade Receivables..........................................  20.1
Super Regional Banks.......................................  10.5
Trade & Term Receivables...................................   9.8
Finance-Investment Banker..................................   8.8
Finance....................................................   5.9
Finance-Other Services.....................................   5.7
Insurance..................................................   3.1
Finance-Auto Loans.........................................   2.6
Medical-Drugs..............................................   2.3
Food-Wholesale Distribution................................   2.3
Retail-Discount............................................   2.2
Diversified Financial Services.............................   2.2
U.S. Government Agencies...................................   0.5
Repurchase Agreements......................................   0.2
                                                             ----
                                                             99.9%
                                                             ====
Weighted average days to maturity..........................  38.7
                                                             ====

------------
* Calculated as a percentage of Net Assets

CREDIT QUALITY@#
Government -- Agency......................................    0.5%
A-1.......................................................   99.5
                                                            -----
                                                            100.0%
                                                            =====

------------
@ Source: Standard and Poors
# Calculated as a percentage of total debt issues.

                                                           ---------------------

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL         VALUE
           SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
----------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 99.7%
ASSET-BACKED COMMERCIAL PAPER -- 22.3%
  Apreco LLC
    5.03% due 08/13/07*...................  $305,000       $   303,125
  Aspen Funding Corp.
    5.30% due 07/25/07*...................   250,000           249,154
  CAFCO LLC
    4.32% due 07/11/07*...................   275,000           274,637
  Edison Asset Securitization LLC
    5.26% due 08/27/07*...................   303,000           300,521
  Eureka Securitization, Inc.
    4.93% due 08/01/07*...................   250,000           248,904
  Falcon Asset Securitization Corp.
    4.86% due 07/25/07*...................   254,000           253,143
  Greyhawk Funding LLC
    4.89% due 07/27/07*...................   280,000           278,973
  Mont Blanc Capital Corp.
    5.24% due 08/22/07*...................   275,000           272,959
  Scaldis Capital LLC
    5.25% due 07/06/07*...................   276,000           275,839
  Sheffield Receivables Corp.
    5.09% due 07/23/07*...................   300,000           299,074
  Thunder Bay Funding LLC
    5.27% due 07/13/07*...................   272,000           271,562
                                                           -----------
TOTAL ASSET-BACKED COMMERCIAL PAPER
  (amortized cost $3,027,891).............                   3,027,891
                                                           -----------
BANK NOTES -- 6.6%
  Bank of America NA
    5.32% due 02/22/08....................   250,000           250,000
  National City Bank of Cleveland
    5.30% due 03/13/08....................   250,000           249,999
  Wells Fargo Bank NA
    5.28% due 08/06/07....................   400,000           400,000
                                                           -----------
TOTAL BANK NOTES
  (amortized cost $899,999)...............                     899,999
                                                           -----------
BANKERS' ACCEPTANCES -- 2.4%
  J.P. Morgan Chase & Co.
    5.23% due 08/08/07
    (amortized cost $323,253).............   325,000           323,253
                                                           -----------
CERTIFICATES OF DEPOSIT -- 13.8%
  American Express Centurion Bank
    5.32% due 01/18/08....................   250,000           250,026
  BNP Paribas
    5.31% due 10/10/07....................   200,000           200,000
  Caylon
    5.37% due 02/19/08....................   200,000           200,000
  Credit Suisse New York
    5.32% due 05/27/08....................   250,000           250,000
  Credit Suisse New York
    5.37% due 06/04/08....................   100,000           100,000
  Fortis Bank New York
    5.69% due 07/23/07....................   150,000           150,000
  HBOS Treasury Services PLC
    5.28% due 09/28/07....................   250,000           250,000

----------------------------------------------------------------------
                                            PRINCIPAL         VALUE
           SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
  HBOS Treasury Services PLC
    5.31% due 10/16/07....................  $150,000       $   150,000
  Permanent Master Issuer PLC
    Series 2006-1, Class 1A
    5.30% due 10/17/07(1)(2)..............   170,000           170,000
  Societe Generale New York
    5.67% due 07/23/07(2).................   150,000           150,000
                                                           -----------
TOTAL CERTIFICATES OF DEPOSIT
  (amortized cost $1,870,026).............                   1,870,026
                                                           -----------
COMMERCIAL PAPER -- 36.7%
  AstraZenca PLC
    4.60% due 07/16/07*...................   320,000           319,345
  Bank of America Corp.
    5.22% due 07/18/07....................   200,000           199,536
  Bank of Ireland/Governor & Co.
    5.17% due 10/12/07*...................   200,000           197,070
  Cargill Global Fund PLC
    4.92% due 07/31/07*...................   400,000           398,305
  CBA (Delaware) Finance
    5.26% due 07/12/07....................   255,000           254,627
  Danske Corp.
    5.05% due 08/20/07....................   250,000           248,210
  Deutsche Bank AG NY
    5.31% due 10/10/07....................   200,000           200,000
  DNB Nor Bank ASA
    5.18% due 07/10/07....................   275,000           274,683
  Fortis Banque Luxemburg
    5.09% due 11/09/07....................   200,000           196,270
  General Electric Capital Corp.
    5.04% due 08/28/07....................   300,000           297,521
  Jupiter Securitization Corp.
    4.88% due 07/25/07*...................   275,000           274,069
  Merrill Lynch & Co., Inc.
    5.22% due 08/20/07....................   240,000           238,295
  National Rural Utilities Cooperative
    Finance
    4.92% due 07/31/07....................   192,000           191,186
  Northern Rock PLC
    5.23% due 08/08/07*...................   300,000           298,387
  Procter & Gamble International Funding
    4.26% due 07/10/07*...................   275,000           274,675
  Prudential Funding LLC
    4.68% due 07/19/07....................   300,000           299,258
  Societe General North America
    5.17% due 11/09/07....................   150,000           147,200
  Sysco Corp.
    5.12% due 09/24/07*...................   320,000           316,088
  UBS Finance LLC
    5.26% due 07/06/07....................   355,000           354,793
                                                           -----------
TOTAL COMMERCIAL PAPER
  (amortized cost $4,979,518).............                   4,979,518
                                                           -----------

---------------------
    6

ANCHOR SERIES TRUST MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                            PRINCIPAL         VALUE
           SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
----------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
MEDIUM TERM NOTES -- 17.4%
  American Honda Finance Corp.
    5.44% due 05/12/08*(2)................  $250,000       $   250,168
  Berkshire Hathaway Finance Corp.
    5.42% due 05/16/08(2).................   125,000           125,106
  Citigroup Global Markets Holdings, Inc.
    5.40% due 03/07/08(2).................   300,000           300,128
  Goldman Sachs Group LP
    5.45% due 09/14/07....................   200,000           200,065
  Holmes Master Issuer PLC
    Series 2007-1, Class 1A1
    5.30% due 03/15/08(1)(2)..............   146,000           146,000
  Lehman Brothers Holdings, Inc.
    5.39% due 07/19/07....................   200,000           200,008
  Morgan Stanley
    5.48% due 07/27/07(2).................   250,000           250,027
  Pendeford Master Issuer PLC
    Series 2007-1A, Class 1A
    5.31% due 02/12/08(1)(2)..............   240,000           240,000
  Toyota Motor Credit Corp.
    5.33% due 10/12/07....................   100,000           100,001
  Wachovia Corp.
    5.44% due 07/20/07(2).................   250,000           250,015
  Wal-Mart Stores, Inc.
    4.38% due 07/12/07....................   300,000           299,916
                                                           -----------
TOTAL MEDIUM TERM NOTES
  (amortized cost $2,361,434).............                   2,361,434
                                                           -----------
U.S. GOVERNMENT AGENCIES -- 0.5%
  Federal Home Loan Bank
    4.63% due 07/18/07
    (amortized cost $69,976)..............    70,000            69,976
                                                           -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (amortized cost $13,532,097)............                  13,532,097
                                                           -----------

----------------------------------------------------------------------
                                            PRINCIPAL         VALUE
           SECURITY DESCRIPTION              AMOUNT         (NOTE 2)
REPURCHASE AGREEMENT -- 0.2%
REPURCHASE AGREEMENT -- 0.2%
  Banc of America Joint Repurchase
    Agreement(3)
    (cost $25,000)........................  $ 25,000       $    25,000
                                                           -----------
TOTAL INVESTMENTS --
  (amortized cost $13,557,097)(4).........      99.9%       13,557,097
Other assets less liabilities.............       0.1            15,072
                                            --------       -----------
NET ASSETS................................     100.0%      $13,572,169
                                            ========       ===========

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $5,355,998 representing 39.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Collateralized Mortgaged Obligation
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(3)  See Note 2 for details of Joint Repurchase Agreement.
(4)  See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Federal National Mtg. Assoc..............................    21.6%
Diversified Financial Services...........................    17.3
United States Treasury Notes.............................    13.3
Government National Mtg. Assoc...........................    10.5
Federal Home Loan Mtg. Corp. ............................     8.9
Repurchase Agreements....................................     5.9
U.S. Government Agencies.................................     5.6
Federal Farm Credit Bank.................................     2.3
Finance-Investment Banker/Broker.........................     1.7
U.S. Municipal Bonds & Notes.............................     1.7
Insurance-Multi-line.....................................     1.5
Federal Home Loan Bank...................................     1.0
Schools..................................................     1.0
Special Purpose Entities.................................     1.0
Regional Authority.......................................     0.9
Transport-Services.......................................     0.9
Telephone-Integrated.....................................     0.8
Banks-Super Regional.....................................     0.7
Finance-Consumer Loans...................................     0.7
United States Treasury Bonds.............................     0.6
Banks-Fiduciary..........................................     0.5
Computers................................................     0.5
Cosmetics & Toiletries...................................     0.5
Telecom Services.........................................     0.5
Airport Development/Maintenance..........................     0.4
Diversified Manufactured Operations......................     0.4
Electric-Distribution....................................     0.4
Medical-Drugs............................................     0.4
Medical-HMO..............................................     0.4
Finance-Leasing Companies................................     0.3
Financial Guarantee Insurance............................     0.3
Insurance-Life/Health....................................     0.3
Banks-Money Center.......................................     0.2
Sovereign Agency.........................................     0.2
Electric-Integrated......................................     0.2
Electric-Generation......................................     0.1
Insurance-Property/Casualty..............................     0.1
                                                           ------
                                                            103.6%
                                                           ======

------------
* Calculated as a percentage of Net Assets

CREDIT QUALITY+#
Government -- Agency.....................................    47.2%
Government -- Treasury...................................    16.9
AAA......................................................    18.0
AA.......................................................     4.2
A........................................................     8.0
Not Rated@...............................................     5.7
                                                           ------
                                                           100.00%
                                                           ======

------------
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poor's
# Calculated as a percentage of total debt issues, excluding short-term investments.

---------------------
    8

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 16.5%
DIVERSIFIED FINANCIAL SERVICES -- 16.5%
  Advanta Business Card Master Trust
    Series 2006-A7, Class A7
    5.34% due 10/20/12(1)...........  $  3,405,000    $    3,406,525
  Banc of America Commercial Mtg.
    Inc.
    Series 2007-1, Class A4
    5.45% due 01/15/17(2)...........     5,015,000         4,850,983
  Banc of America Commercial
    Mtg., Inc.,
    Series 2006-2, Class A4
    5.93% due 05/10/45(2)(3)........     7,000,000         6,979,107
  Bear Stearns Adjustable Rate Mtg.
    Trust
    Series 2005-3, Class 2A1
    5.08% due 06/25/35(3)(4)........     3,357,206         3,312,881
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2006-PW14, Class AM
    5.24% due 12/01/38(2)...........     1,465,000         1,391,894
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T12, Class A4
    4.68% due 08/13/39(2)...........     5,000,000         4,740,007
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T10, Class A2
    4.74% due 03/13/40(2)...........     5,000,000         4,767,978
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2004-PWR6, Class A6
    4.83% due 11/11/41(2)...........     5,000,000         4,731,242
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2005-PWR9, Class A4A
    4.87% due 09/11/42(2)...........     2,470,000         2,323,201
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 206-T24, Class A4
    5.54% due 10/12/41(2)...........     4,745,000         4,640,702
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2006-PW11, Class A4
    5.63% due 03/11/39(2)(3)........     3,870,000         3,790,483
  Carmax Auto Owner Trust
    Series 2006-2, Class A4
    5.14% due 11/15/11..............     2,235,000         2,226,946
  Centex Home Equity Loan Trust
    Series 2005-A, Class AF4
    4.72% due 10/25/31..............       517,983           515,993
  Citigroup/Deutsche Bank Commercial
    Mtg. Trust,
    Series 2005-CD1, Class A4
    5.40% due 07/15/44(2)(3)........     4,700,000         4,551,131

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
  Commercial Mortgage Pass Through
    Certificates,
    Series 2005-C6, Class A5A
    5.12% due 06/10/44(2)(3)........  $  4,650,000    $    4,442,334
  Commercial Mtg. Pass Through
    Certificates,
    Series 2006-C7, Class A4
    5.77% due 06/10/46(2)(3)........     9,500,000         9,492,673
  Connecticut RRB Special Purpose
    Trust CL&P-1 A5
    Series 2001-1, Class A5
    6.21% due 12/30/11..............     3,000,000         3,058,505
  Countrywide Home Loan Mtg. Pass
    Through Trust
    Series 2005-22, Class 2A1
    5.27% due 11/25/35(1)(4)........       996,181           984,566
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C1, Class A4
    5.61% due 12/15/15(2)(3)........     4,200,000         4,119,179
  Credit Suisse Mtg. Capital
    Certificates,
    Series 2006-C4, Class A3
    5.47% due 09/15/39(2)...........     2,695,000         2,605,337
  CS First Boston Mtg. Securities
    Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(2)...........     5,000,000         4,570,668
  Daimler Chrysler Auto Trust
    Series 2006-D, Class A3
    4.98% due 02/08/11..............     1,385,000         1,378,699
  Ford Credit Auto Owner Trust
    Series 2005-B, Class A4
    4.29% due 01/15/10..............     1,775,000         1,759,679
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(2)(3)........     4,650,000         4,477,449
  Greenwich Capital Commercial
    Funding Corp.
    Series 2007-GG9, Class A4
    5.44% due 01/10/17(2)...........     2,005,000         1,947,825
  GS Mtg. Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(2)(3)........     4,500,000         4,414,761
  GSR Mtg. Loan Trust
    Series 2006-AR1, Class 3A1
    5.40% due 01/25/36(1)(4)........     3,152,315         3,110,813
  Harley-Davidson Motorcycle Trust
    Series 2006-3, Class A4
    5.22% due 06/15/13..............     3,000,000         2,990,719
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/19/11..............     3,400,000         3,398,393
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(2)(3)........     4,500,000         4,240,126

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.33% due 12/15/44(2)(3)........  $  2,930,000    $    2,828,136
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2007-CB18, Class A4
    5.44% due 06/12/47(2)...........     5,000,000         4,831,745
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-CB14, Class A4
    5.48% due 12/12/44(2)(3)........     4,700,000         4,584,563
  JP Morgan Mtg. Trust
    Series 2005-A7, Class 1A4
    5.00% due 10/25/35(3)(4)........     4,494,850         4,442,814
  LB-UBS Commercial Mtg. Trust
    Series 2005-C5, Class A4
    4.95% due 09/15/40(2)...........     4,700,000         4,447,501
  Marriott Vacation Club Owner Trust
    Series 2006-2A, Class A
    5.36% due 10/20/28*.............       810,660           801,906
  MBNA Credit Card Master Note Trust
    Series 2003-A11, Class A11
    3.65% due 03/15/11..............     2,335,000         2,288,382
  MBNA Credit Card Master Note Trust
    Series 2005-A6, Class A6
    4.50% due 01/15/13..............     3,185,000         3,114,298
  Merrill Lynch Mtg. Trust,
    Series 2005-CIP1, Class A4
    5.05% due 07/12/38(2)(3)........     4,700,000         4,468,647
  Morgan Stanley Capital I
    Series 2005-IQ10, Class A4A
    5.23% due 09/15/42(2)(3)........     4,455,000         4,286,820
  Morgan Stanley Capital I
    Series 2007-HQ11, Class A4
    5.45% due 02/20/44(2)(3)........     2,215,000         2,141,588
  Morgan Stanley Capital I
    Series 2007-T25, Class A3
    5.51% due 11/12/49(2)(3)........     5,000,000         4,870,421
  Nissan Auto Lease Trust
    Series 2006-A, Class A3
    5.11% due 03/15/10..............     3,000,000         2,990,625
  Residential Accredit Loans, Inc.
    Series 2005-QA2, Class NB2
    5.25% due 02/25/35(3)(4)........     2,841,472         2,821,460
  Susquehanna Auto Lease Trust
    Series 2006-1, Class A3
    5.21% due 03/16/09*.............     2,040,000         2,031,812
  Toyota Auto Receivables
    Owners Trust
    Series 2003-B, Class A4
    2.79% due 01/15/10..............       922,273           913,339

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
  Wachovia Bank Commercial
    Mtg. Trust
    Series 2005-C20, Class A7
    5.12% due 07/15/42(2)(3)........  $  4,650,000    $    4,444,971
  Wells Fargo Mtg. Backed
    Securities Trust
    Series 2006-AR5, Class 2A1
    5.53% due 04/25/36(1)(4)........     3,817,334         3,793,161
  Wells Fargo Mtg. Backed
    Securities Trust
    Series 2006-AR10, Class 4A1
    5.57% due 07/25/36(1)(4)........     4,452,633         4,430,985
  Wells Fargo Mtg. Backed
    Securities Trust,
    Series 2005-AR2, Class 2A2
    4.55% due 03/25/35(1)(4)........     2,579,648         2,521,724
                                                      --------------
TOTAL ASSET BACKED SECURITIES
  (cost $180,212,342)...............                     176,275,697
                                                      --------------
CORPORATE BONDS & NOTES -- 13.0%
BANKS-COMMERCIAL -- 0.0%
  US Bancorp
    Sub. Debentures
    7.50% due 06/01/26..............       400,000           461,650
                                                      --------------
BANKS-FIDUCIARY -- 0.5%
  The Bank of New York Co., Inc.
    Senior Notes
    5.13% due 11/01/11..............     5,000,000         4,931,365
                                                      --------------
BANKS-MONEY CENTER -- 0.2%
  Deutsche Bank Financial LLC
    Bank Guar. Notes
    5.38% due 03/02/15..............     2,100,000         2,048,254
                                                      --------------
BANKS-SUPER REGIONAL -- 0.7%
  Bank of America Corp.
    Senior Notes
    6.25% due 04/15/12..............     5,000,000         5,149,435
  Wachovia Corp.
    Sub. Notes
    5.25% due 08/01/14..............     3,000,000         2,914,158
                                                      --------------
                                                           8,063,593
                                                      --------------
COMPUTERS -- 0.5%
  Hewlett-Packard Co.
    Senior Notes
    5.25% due 03/01/12..............     5,000,000         4,944,830
                                                      --------------
COSMETICS & TOILETRIES -- 0.5%
  Gillette Co.
    Senior Notes
    4.13% due 08/30/07..............     4,990,000         4,980,334
                                                      --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
  American Express Travel Related
    Services Co., Inc.
    Senior Notes
    5.25% due 11/21/11*.............     3,000,000         2,966,238

---------------------
    10

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  General Electric Capital Corp.
    Notes
    6.75% due 03/15/32..............  $  5,000,000    $    5,424,840
                                                      --------------
                                                           8,391,078
                                                      --------------
ELECTRIC-INTEGRATED -- 0.2%
  Consolidated Edison Co. of New
    York
    Senior Notes
    5.30% due 12/01/16..............     1,770,000         1,698,382
                                                      --------------
FINANCE-CONSUMER LOANS -- 0.7%
  Household Finance Corp.
    Notes
    6.38% due 10/15/11..............     5,000,000         5,137,585
  John Deere Capital Corp.
    Notes
    4.88% due 10/15/10..............     2,625,000         2,576,613
                                                      --------------
                                                           7,714,198
                                                      --------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.7%
  Citicorp
    Sub. Notes
    Series C
    6.75% due 10/15/07..............     4,000,000         4,012,544
  Credit Suisse First Boston USA,
    Inc.
    Notes
    4.88% due 01/15/15..............     2,435,000         2,304,954
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17..............     2,500,000         2,396,032
  JP Morgan Chase & Co.
    Sub. Notes
    5.13% due 09/15/14..............     4,495,000         4,316,369
  Morgan Stanley
    Notes
    5.45% due 01/09/17..............     5,000,000         4,734,205
                                                      --------------
                                                          17,764,104
                                                      --------------
FINANCE-LEASING COMPANY -- 0.3%
  Boeing Capital Corp.
    Senior Notes
    4.75% due 08/25/08..............     2,995,000         2,974,442
                                                      --------------
FINANCIAL GUARANTEE INSURANCE -- 0.3%
  Ambac Financial Group, Inc.
    Debentures
    5.95% due 12/05/35..............     3,250,000         3,096,103
                                                      --------------
INSURANCE-LIFE/HEALTH -- 0.3%
  Prudential Financial, Inc.
    Senior Notes
    5.50% due 03/15/16..............     2,800,000         2,736,367
                                                      --------------

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
INSURANCE-MULTI-LINE -- 1.2%
  General Reinsurance Corp.
    Debentures
    9.00% due 09/12/09..............  $  5,000,000    $    5,346,155
  Hartford Financial Services
    Group, Inc.
    Senior Notes
    6.10% due 10/01/41..............     5,000,000         4,846,035
  MetLife, Inc.
    Senior Bonds
    5.00% due 06/15/15..............     3,300,000         3,115,656
                                                      --------------
                                                          13,307,846
                                                      --------------
INSURANCE-PROPERTY/CASUALTY -- 0.1%
  Everest Reinsurance Holdings, Inc.
    Senior Notes
    8.75% due 03/15/10..............     1,130,000         1,214,465
                                                      --------------
MEDICAL-DRUGS -- 0.4%
  Merck & Co., Inc.
    Notes
    5.13% due 11/15/11..............     4,000,000         3,943,412
                                                      --------------
MEDICAL-HMO -- 0.4%
  UnitedHealth Group, Inc.
    Senior Notes
    5.00% due 08/15/14..............     4,000,000         3,820,420
                                                      --------------
SCHOOLS -- 1.0%
  President and Fellows of Harvard
    College
    Bonds
    6.30% due 10/01/37..............     5,000,000         5,150,022
  Stanford University
    Debentures
    6.88% due 02/01/24..............     5,000,000         5,550,150
                                                      --------------
                                                          10,700,172
                                                      --------------
SPECIAL PURPOSE ENTITIES -- 1.0%
  John Hancock Funds
    Notes
    7.38% due 02/15/24*.............     5,000,000         5,579,585
  Pacific Beacon LLC
    Bonds
    5.38% due 07/15/26*.............       665,000           640,382
  Postal Square LP
    U.S. Government Guar. Notes
    8.95% due 06/15/22..............     3,940,350         4,722,509
                                                      --------------
                                                          10,942,476
                                                      --------------
TELECOM SERVICES -- 0.5%
  Bellsouth Telecommunications, Inc.
    Debentures
    7.00% due 12/01/95..............       430,000           424,932
  Verizon Global Funding Corp.
    Senior Notes
    6.88% due 06/15/12..............     5,000,000         5,265,205
                                                      --------------
                                                           5,690,137
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELEPHONE-INTEGRATED -- 0.8%
  AT&T, Inc.
    Notes
    6.45% due 06/15/34..............  $  3,040,000    $    3,004,259
  AT&T, Inc.
    Notes
    6.80% due 05/15/36..............       950,000           983,911
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34..............     4,865,000         4,856,803
                                                      --------------
                                                           8,844,973
                                                      --------------
TRANSPORT-SERVICES -- 0.9%
  Federal Express Corp.
    Pass Through Certificates
    Series 981A, Class A
    6.72% due 01/15/22..............     3,833,947         4,032,929
  United Parcel Service, Inc.
    Debentures
    8.38% due 04/01/20..............     5,000,000         6,143,505
                                                      --------------
                                                          10,176,434
                                                      --------------
TOTAL CORPORATE BONDS & NOTES
  (cost $137,898,108)...............                     138,445,035
                                                      --------------
FOREIGN CORPORATE BONDS & NOTES -- 1.6%
AIRPORT DEVELOPMENT/MAINTENANCE -- 0.4%
  SCL Terminal Aereo Santiago SA
    Sec. Notes
    6.95% due 07/01/12*.............     3,941,848         3,979,295
                                                      --------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 0.4%
  Siemens Financieringsmat NV
    Notes
    5.75% due 10/17/16*.............     4,725,000         4,659,497
                                                      --------------
ELECTRIC-DISTRIBUTION -- 0.4%
  Hydro-Quebec
    Local Government Guar.
    Debentures
    Series HY
    8.40% due 01/15/22..............     3,000,000         3,798,747
                                                      --------------
ELECTRIC-GENERATION -- 0.1%
  Abu Dhabi National Energy Co.
    Notes
    5.88% due 10/27/16*.............     1,385,000         1,354,806
                                                      --------------
INSURANCE-MULTI-LINE -- 0.3%
  AXA SA
    Sub. Notes
    8.60% due 12/15/30..............     3,000,000         3,655,545
                                                      --------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES (cost $16,439,089)..........                      17,447,890
                                                      --------------
MUNICIPAL BONDS & NOTES -- 1.7%

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
U.S. MUNICIPAL BONDS & NOTES -- 1.7%
  Atlanta Downtown Development
    Authority
    6.88% due 02/01/21..............  $  6,000,000    $    6,449,820
  Illinois State Taxable-Pension
    5.10% due 06/01/33..............     2,860,000         2,591,646
  Oregon School Boards Assoc.
    4.76% due 06/30/28..............     2,800,000         2,497,208
  Sonoma County, California Pension
    Obligation
    Series A
    3.24% due 12/01/08..............     3,730,000         3,632,983
  Wisconsin State General Revenue
    Series A
    5.70% due 05/01/26..............     2,500,000         2,481,450
                                                      --------------
TOTAL MUNICIPAL BONDS & NOTES
  (cost $18,702,523)................                      17,653,107
                                                      --------------
U.S. GOVERNMENT AGENCIES -- 45.4%
FEDERAL FARM CREDIT BANK -- 2.3%
  4.88% due 01/14/11*...............    24,800,000        24,270,240
                                                      --------------
FEDERAL HOME LOAN BANK -- 1.0%
  4.88% due 11/18/11................    11,375,000        11,203,363
                                                      --------------
FEDERAL HOME LOAN MTG. CORP. -- 8.9%
  4.50% due 08/01/35................       937,074           852,849
  4.50% due 09/01/35................        87,072            79,246
  4.50% due 10/01/35................     3,947,047         3,592,283
  4.50% due 12/01/35................     3,883,209         3,534,183
  5.00% due 09/01/35................     1,728,124         1,623,650
  5.00% due 10/01/35................     7,941,845         7,463,846
  5.00% due 11/01/35................    18,607,614        17,487,077
  5.00% due 12/01/35................     2,145,546         2,016,173
  5.00% due 02/01/36................       487,107           457,111
  5.00% due 05/01/36................       275,534           259,258
  5.00% due 06/01/36................       245,472           230,632
  6.00% due 06/01/34................       108,027           107,400
  6.00% due 08/01/35................       585,541           581,188
  6.00% due 01/01/36................        88,803            88,143
  6.00% due 06/01/36................     9,834,849         9,743,741
  6.00% due 08/01/36................     4,109,195         4,074,302
  6.00% due 09/01/36................    17,915,892        17,763,760
  6.00% due 10/01/36................     3,956,251         3,932,650
  6.00% due 11/01/36................       895,559           887,955
  6.00% due 12/01/36................    11,062,460        10,968,523
  7.50% due 05/01/27................         8,452             8,845
  14.75% due 03/01/10...............         4,335             4,835
  Federal Home Loan Mtg. Corp.,
    REMIC Series 2630, Class KN
    2.50% due 04/15/13(4)...........     9,080,550         8,905,956
                                                      --------------
                                                          94,663,606
                                                      --------------
FEDERAL NATIONAL MTG. ASSOC. -- 21.6%
  4.50% due 08/01/35................     4,736,614         4,311,497
  4.50% due 09/01/35................    13,492,451        12,281,486
  4.50% due 12/01/35................        54,369            49,490
  5.00% due 01/01/17................       174,280           169,617

---------------------
    12

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
  5.00% due 02/01/17................  $     69,031    $       67,184
  5.00% due 10/01/17................     7,520,792         7,294,983
  5.00% due 11/01/17................     1,069,608         1,037,493
  5.00% due 12/01/17................       558,017           541,264
  5.00% due 01/01/18................     1,310,820         1,271,463
  5.00% due 02/01/18................     2,831,411         2,746,675
  5.00% due 05/01/18................       217,045           210,558
  5.00% due 06/01/18................    25,074,060        24,325,459
  5.00% due 09/01/18................       498,909           483,988
  5.00% due 10/01/18................     2,612,106         2,534,030
  5.00% due 11/01/18................     1,809,154         1,755,078
  5.00% due 12/01/18................     7,434,696         7,212,473
  5.00% due 01/01/19................     3,342,171         3,242,272
  5.00% due 02/01/19................     5,552,265         5,382,246
  5.00% due 03/01/19................     7,798,621         7,556,583
  5.00% due 04/01/19................     7,042,485         6,824,702
  5.00% due 05/01/19................     6,531,169         6,328,233
  5.00% due 06/01/19................     4,652,118         4,507,319
  5.00% due 09/01/19................       440,200           426,498
  5.00% due 10/01/19................     1,572,627         1,523,678
  5.00% due 11/01/19................     1,987,601         1,925,735
  5.00% due 12/01/19................     2,841,091         2,752,661
  5.00% due 06/01/33................       104,494            98,429
  5.00% due 07/01/33................     2,378,606         2,240,564
  5.00% due 11/01/33................       785,564           739,974
  5.00% due 03/01/34................     5,383,220         5,070,805
  5.00% due 05/01/34................     1,495,139         1,406,823
  5.00% due 06/01/34................       825,295           776,547
  5.00% due 09/01/34................     3,399,025         3,198,251
  5.00% due 07/01/35................     8,688,929         8,163,635
  5.00% due 08/01/35................     7,558,182         7,101,249
  5.00% due 09/01/35................     5,000,856         4,698,528
  5.00% due 10/01/35................     3,059,424         2,874,466
  5.50% due 08/01/35................     6,455,423         6,241,954
  5.50% due 10/01/35................     1,505,989         1,456,189
  5.50% due 11/01/35................     3,451,439         3,337,306
  5.50% due 12/01/35................       233,929           226,194
  5.50% due July TBA................    29,257,000        28,214,719
  6.00% due 06/01/35................       232,797           231,089
  6.00% due 09/01/35................       371,589           368,252
  6.00% due 11/01/35................        44,566            44,166
  6.00% due 05/01/36................       463,059           458,362
  6.00% due 07/01/36................        84,220            83,366
  6.00% due July TBA................    20,000,000        19,781,240
  6.50% due 07/01/36................    11,609,835        11,722,750
  6.50% due 08/01/36................    14,064,793        14,201,585
  6.50% due 10/01/36................       361,196           364,709
                                                      --------------
                                                         229,863,817
                                                      --------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 10.5%
  5.00% due 07/15/33................     9,314,942         8,831,364
  5.00% due 10/15/33................       755,061           715,862

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
  5.00% due 11/15/33................  $    637,150    $      604,073
  5.00% due 12/15/33................       182,271           172,810
  5.00% due 01/15/34................     1,146,664         1,086,741
  5.00% due 02/15/34................       655,065           620,833
  5.00% due 03/15/34................       592,548           561,582
  5.00% due 05/15/34................        36,127            34,239
  5.00% due 03/15/35................       258,886           245,163
  5.00% due 06/15/35................       193,048           182,815
  5.00% due 08/15/35................       887,809           840,749
  5.00% due 09/15/35................     1,812,803         1,716,711
  5.00% due 10/15/35................       689,587           653,034
  5.00% due 11/15/35................     2,560,221         2,424,512
  5.00% due 12/15/35................     1,917,568         1,815,924
  5.00% due 01/15/36................     1,069,230         1,011,784
  5.00% due 02/15/36................       349,650           330,864
  5.00% due 03/15/36................     3,325,950         3,147,256
  5.00% due 04/15/36................     2,932,745         2,775,178
  5.00% due 05/15/36................     1,250,047         1,182,886
  5.00% due 07/15/36................     1,613,706         1,527,007
  5.00% due 09/15/36................     1,017,381           962,624
  5.00% due 11/15/36................       100,987            95,562
  5.00% due July TBA................    10,000,000         9,456,250
  5.50% due 10/15/32................       214,310           208,468
  5.50% due 11/15/32................       375,216           364,989
  5.50% due 12/15/32................       492,678           479,249
  5.50% due 01/15/33................     7,438,123         7,233,686
  5.50% due 02/15/33................    10,141,725         9,862,980
  5.50% due 03/15/33................     7,188,000         6,990,438
  5.50% due 05/15/33................     1,055,166         1,026,165
  5.50% due 06/15/33................       743,963           723,515
  5.50% due 07/15/33................        87,113            84,719
  5.50% due 08/15/33................       457,732           445,151
  5.50% due 09/15/33................     1,423,511         1,384,386
  5.50% due 10/15/33................       152,609           148,415
  5.50% due 11/15/33................     1,401,541         1,363,019
  5.50% due 01/15/34................     1,213,862         1,180,120
  5.50% due 02/15/34................       889,631           864,900
  5.50% due 03/15/34................     6,030,654         5,863,020
  5.50% due 04/15/34................       262,667           255,367
  5.50% due 05/15/34................       363,139           353,046
  5.50% due 06/15/34................       899,311           874,311
  5.50% due 07/15/34................       324,056           315,048
  5.50% due 08/15/34................       117,394           114,130
  5.50% due 09/15/34................     5,452,483         5,300,921
  5.50% due 10/15/34................     4,127,530         4,012,796
  5.50% due 04/15/36................       200,422           194,551
  6.00% due 03/15/28................        54,775            54,698
  6.00% due 06/15/28................        21,057            21,028
  6.00% due 08/15/28................       107,274           107,124
  6.00% due 09/15/28................        90,141            90,015
  6.00% due 10/15/28................       102,686           102,543
  6.00% due 11/15/28................        26,607            26,570
  6.00% due 12/15/28................       375,299           374,774
  6.00% due 03/15/29................         4,768             4,761

                                                           ---------------------

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
  6.00% due 04/15/29................  $     16,345    $       16,320
  6.00% due 07/15/31................         5,416             5,405
  6.00% due 01/15/32................        75,149            74,985
  6.00% due 02/15/32................         2,924             2,918
  6.00% due 07/15/32................        31,501            31,433
  6.00% due 09/15/32................        44,251            44,156
  6.00% due 10/15/32................     1,376,541         1,373,547
  6.00% due 11/15/32................        67,195            67,049
  6.00% due 01/15/33................        11,368            11,337
  6.00% due 02/15/33................       168,582           168,118
  6.00% due 03/15/33................       243,853           243,183
  6.00% due 04/15/33................       246,461           245,784
  6.00% due 05/15/33................       188,754           188,235
  6.00% due 12/15/33................       181,704           181,257
  6.00% due 08/15/34................        32,272            32,158
  6.00% due 09/15/34................       664,943           662,605
  6.00% due 10/15/34................       351,596           350,360
  6.50% due 07/15/09................         3,293             3,322
  6.50% due 04/15/11................         1,728             1,766
  6.50% due 01/15/12................        19,177            19,645
  6.50% due 02/15/12................         7,013             7,185
  6.50% due 10/15/12................        14,225            14,573
  6.50% due 11/15/12................        31,839            32,616
  6.50% due 01/15/13................        12,289            12,579
  6.50% due 05/15/13................        29,537            30,234
  6.50% due 01/15/14................       137,188           140,368
  6.50% due 02/15/14................         5,870             6,006
  6.50% due 03/15/14................       170,692           174,649
  6.50% due 04/15/14................       147,908           151,336
  6.50% due 05/15/14................       257,577           263,547
  6.50% due 06/15/14................         6,936             7,098
  6.50% due 07/15/14................         6,558             6,710
  6.50% due 08/15/14................       233,884           239,305
  6.50% due 10/15/14................           413               422
  6.50% due 05/15/23................        10,430            10,636
  6.50% due 06/15/23................        15,831            16,143
  6.50% due 07/15/23................        67,843            69,180
  6.50% due 08/15/23................        11,882            12,116
  6.50% due 10/15/23................        84,316            85,978
  6.50% due 11/15/23................       140,569           143,339
  6.50% due 12/15/23................       265,255           270,482
  6.50% due 03/15/26................        68,938            70,304
  6.50% due 02/15/27................        11,368            11,593
  6.50% due 12/15/27................         9,869            10,079
  6.50% due 01/15/28................        96,262            98,342
  6.50% due 02/15/28................        92,338            94,332
  6.50% due 03/15/28................       204,487           208,888
  6.50% due 04/15/28................       175,512           179,304
  6.50% due 05/15/28................       303,206           309,755
  6.50% due 06/15/28................       377,068           385,211
  6.50% due 07/15/28................       383,856           392,148
  6.50% due 08/15/28................       367,578           375,519

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
  6.50% due 09/15/28................  $    431,629    $      440,949
  6.50% due 10/15/28................     1,023,814         1,045,926
  6.50% due 11/15/28................       262,462           268,116
  6.50% due 12/15/28................       332,704           339,887
  6.50% due 01/15/29................         7,281             7,439
  6.50% due 02/15/29................        84,532            86,350
  6.50% due 03/15/29................        78,051            79,741
  6.50% due 04/15/29................        66,266            67,700
  6.50% due 05/15/29................       265,935           271,697
  6.50% due 06/15/29................        95,347            97,413
  6.50% due 03/15/31................        21,942            22,401
  6.50% due 04/15/31................       185,259           189,136
  6.50% due 05/15/31................       450,852           460,289
  6.50% due 06/15/31................       371,452           379,225
  6.50% due 07/15/31................       624,784           637,858
  6.50% due 08/15/31................       257,007           262,385
  6.50% due 09/15/31................       399,801           408,165
  6.50% due 10/15/31................       496,992           507,405
  6.50% due 11/15/31................        96,510            98,530
  6.50% due 12/15/31................        39,538            40,365
  6.50% due 01/15/32................       673,328           686,822
  6.50% due 02/15/32................       207,442           211,600
  6.50% due 03/15/32................         6,199             6,324
  6.50% due 04/15/32................       174,757           178,260
  6.50% due 05/15/32................       424,904           433,420
  7.00% due 03/15/09................         2,096             2,130
  7.00% due 06/15/09................         1,093             1,110
  7.00% due 09/15/10................         5,063             5,179
  7.00% due 01/15/11................        14,404            14,816
  7.00% due 03/15/11................        39,479            40,609
  7.00% due 04/15/11................         5,637             5,798
  7.00% due 05/15/11................        32,899            33,842
  7.00% due 07/15/11................        44,556            45,832
  7.00% due 08/15/11................         6,059             6,233
  7.00% due 09/15/11................        62,422            64,210
  7.00% due 11/15/11................        16,908            17,393
  7.00% due 12/15/11................        60,000            61,718
  7.00% due 01/15/12................        83,797            86,551
  7.00% due 12/15/12................        22,153            22,881
  7.00% due 11/15/31................       577,912           602,332
  7.00% due 03/15/32................       110,277           114,916
  7.00% due 01/15/33................       144,781           150,896
  7.00% due 05/15/33................       394,230           410,906
  7.00% due 07/15/33................       285,862           297,962
  8.00% due 09/15/29................         9,714            10,310
  8.00% due 10/15/29................           520               551
  8.00% due 11/15/29................        10,353            10,987
  8.00% due 12/15/29................        26,434            28,055
  8.00% due 01/15/30................        44,967            47,750
  8.00% due 03/15/30................         1,078             1,145
  8.00% due 04/15/30................       132,438           140,634
  8.00% due 06/15/30................        11,777            12,506
  8.00% due 07/15/30................         7,009             7,443
  8.00% due 08/15/30................        33,714            35,801

---------------------
    14

ANCHOR SERIES TRUST GOVERNMENT & QUALITY BOND PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
  8.00% due 09/15/30................  $     33,629    $       35,711
  8.00% due 10/15/30................         6,240             6,627
  8.00% due 11/15/30................        18,340            19,475
  8.00% due 12/15/30................        10,721            11,385
  8.00% due 02/15/31................       131,728           139,901
  8.00% due 03/15/31................        35,627            37,837
  10.00% due 01/20/14...............           394               429
  10.00% due 03/20/14...............         5,728             6,239
  10.00% due 06/20/14...............         2,214             2,411
  10.00% due 07/20/14...............         5,853             6,375
  10.00% due 04/20/16...............        24,977            27,375
  10.00% due 05/20/16...............        12,135            13,300
  10.00% due 08/20/16...............         2,629             2,881
  10.00% due 01/20/17...............         8,856             9,730
  10.00% due 02/20/17...............        12,007            13,191
  10.00% due 03/20/17...............        10,809            11,833
  12.00% due 01/20/16...............           452               501
  12.75% due 07/15/14...............        31,297            34,735
  13.50% due 09/20/14...............         1,980             2,225
  Government National Mtg. Assoc.,
    Series 2005-74 Class HB
    7.50% due 09/16/35(4)...........     1,713,152         1,793,001
    Series 2005-74 Class HC
    7.50% due 09/16/35(4)...........     1,069,938         1,113,631
                                                      --------------
                                                         111,770,978
                                                      --------------
REGIONAL AUTHORITY -- 0.9%
  Housing Urban Development
    U.S. Gov't Guar.
    5.05% due 08/01/13..............    10,000,000         9,844,170
                                                      --------------
SOVEREIGN AGENCY -- 0.2%
  Financing Corp. FICO STRIP
    Series 12
    zero coupon due 12/06/13........     2,050,000         1,466,256
  Financing Corp. FICO STRIP
    Series 13
    zero coupon due 12/27/13........     1,630,000         1,162,145
                                                      --------------
                                                           2,628,401
                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $496,436,179)...............                     484,244,575
                                                      --------------
U.S. GOVERNMENT TREASURIES -- 13.9%
U.S. TREASURY BONDS -- 0.6%
  4.50% due 02/15/36................     6,650,000         6,021,369
                                                      --------------

--------------------------------------------------------------------
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
U.S. TREASURY NOTES -- 13.3%
  U.S. Treasury Notes TIPS
    3.50% due 01/15/11..............  $102,203,283    $  105,149,599
  U.S. Treasury Notes
    4.63% due 02/15/17..............    12,825,000        12,420,218
    4.75% due 05/31/12..............    25,000,000        24,804,700
                                                      --------------
                                                         142,374,517
                                                      --------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $151,708,701)...............                     148,395,886
                                                      --------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $1,001,396,942).............                     982,462,190
                                                      --------------
SHORT-TERM INVESTMENT SECURITIES -- 5.6%
U.S. GOVERNMENT AGENCIES -- 5.6%
  Federal Home Loan Bank
    Discount Notes
  4.29% due 07/06/07................    35,000,000        34,974,965
  4.69% due 07/11/07................    25,000,000        24,964,202
                                                      --------------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES
  (cost $59,939,167)................                      59,939,167
                                                      --------------
REPURCHASE AGREEMENT -- 5.9%
  Banc of America, Joint Repurchase
    Agreement
    (cost $62,530,000)(6)...........    62,530,000        62,530,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $1,123,866,109)(7)..........         103.6%    1,104,931,357
Liabilities in excess of other
  assets............................          (3.6)      (38,714,228)
                                      ------------    --------------
NET ASSETS..........................         100.0%   $1,066,217,129
                                      ============    ==============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $46,283,761 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(2)  Commercial Mortgage-Backed Security
(3) Variable Rate Security -- the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(4)  Collateralized Mortgaged Obligation
(5) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(6)  See Note 2 for details of Joint Repurchase Agreements.
(7)  See Note 6 for cost of investments on a tax basis.

REMIC Real Estate Mortgage Investment Conduit
TBA Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS   Treasury Inflation Protected Securities

See Notes to Financials Statements

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc. ..............................   7.5%
Federal Home Loan Mtg. Corp. ..............................   7.0
Repurchase Agreements......................................   5.1
Finance-Investment Banker/Broker...........................   4.9
Real Estate Investment Trusts..............................   3.8
Electric-Integrated........................................   3.0
Oil Companies-Integrated...................................   2.6
Medical-Drugs..............................................   2.5
Banks-Commercial...........................................   2.4
Computers..................................................   2.3
United States Treasury Notes...............................   2.0
Telephone-Integrated.......................................   1.9
Banks-Super Regional.......................................   1.7
Diversified Manufacturing Operations.......................   1.6
Insurance-Multi-line.......................................   1.5
Oil Companies-Exploration & Production.....................   1.5
Diversified Financial Services.............................   1.4
Web Portals/ISP............................................   1.3
Government National Mtg. Assoc. ...........................   1.2
Networking Products........................................   1.1
Retail-Drug Store..........................................   1.1
Electronic Components-Semiconductors.......................   1.0
Multimedia.................................................   1.0
Therapeutics...............................................   1.0
Apparel Manufacturers......................................   0.9
Food-Misc. ................................................   0.9
Medical Products...........................................   0.9
Pipelines..................................................   0.9
Retail-Restaurants.........................................   0.9
Applications Software......................................   0.8
Casino Hotels..............................................   0.8
Electric Products-Misc. ...................................   0.8
Medical-Wholesale Drug Distribution........................   0.8
Airlines...................................................   0.7
Commercial Services........................................   0.7
Cosmetics & Toiletries.....................................   0.7
Data Processing/Management.................................   0.7
Tobacco....................................................   0.7
Aerospace/Defense..........................................   0.6
Banks-Fiduciary............................................   0.6
Beverages-Non-alcoholic....................................   0.6
Food-Retail................................................   0.6
Insurance-Property/Casualty................................   0.6
Investment Management/Advisor Services.....................   0.6
Medical Instruments........................................   0.6
Medical-Biomedical/Gene....................................   0.6
Non-Hazardous Waste Disposal...............................   0.6
Agricultural Chemicals.....................................   0.5
Cable TV...................................................   0.5
Oil-Field Services.........................................   0.5
Steel-Producers............................................   0.5
Telecom Services...........................................   0.5
United States Treasury Bonds...............................   0.5
Wireless Equipment.........................................   0.5
Auto-Cars/Light Trucks.....................................   0.4
Cellular Telecom...........................................   0.4
Diversified Minerals.......................................   0.4
Instruments-Scientific.....................................   0.4
Insurance-Reinsurance......................................   0.4
Medical-HMO................................................   0.4
Oil Refining & Marketing...................................   0.4
Pharmacy Services..........................................   0.4
Retail-Discount............................................   0.4
Retail-Major Department Stores.............................   0.4
Retail-Regional Department Stores..........................   0.4
Savings & Loans/Thrifts....................................   0.4
Steel-Specialty............................................   0.4
Brewery....................................................   0.3
Casino Services............................................   0.3
Computer Services..........................................   0.3
E-Commerce/Services........................................   0.3
Enterprise Software/Service................................   0.3
Financial Guarantee Insurance..............................   0.3
Forestry...................................................   0.3
Home Decoration Products...................................   0.3
Hotels/Motels..............................................   0.3
Import/Export..............................................   0.3
Insurance-Life/Health......................................   0.3
Publishing-Books...........................................   0.3
Real Estate Operations & Development.......................   0.3
Retail-Apparel/Shoe........................................   0.3
Telecommunication Equipment................................   0.3
Advertising Sales..........................................   0.2
Aerospace/Defense-Equipment................................   0.2
Auto/Truck Parts & Equipment-Original......................   0.2
Building Products-Cement...................................   0.2
Chemicals-Diversified......................................   0.2
Chemicals-Specialty........................................   0.2
Coatings/Paint.............................................   0.2
Computers-Memory Devices...................................   0.2
Consumer Products-Misc. ...................................   0.2
Cruise Lines...............................................   0.2
Electric-Transmission......................................   0.2
Finance-Mortgage Loan/Banker...............................   0.2
Food-Confectionery.........................................   0.2
Machinery-Construction & Mining............................   0.2
Machinery-Farming..........................................   0.2
Machinery-General Industrial...............................   0.2
Medical Labs & Testing Services............................   0.2
Medical-Generic Drugs......................................   0.2
Metal Processors & Fabrication.............................   0.2
Office Automation & Equipment..............................   0.2
Oil & Gas Drilling.........................................   0.2
Oil Field Machinery & Equipment............................   0.2
Rubber-Tires...............................................   0.2
Semiconductors Components-Intergrated Circuits.............   0.2
Sovereign..................................................   0.2
Toys.......................................................   0.2
Transport-Rail.............................................   0.2
Transport-Services.........................................   0.2
Advertising Agencies.......................................   0.1
Advertising Services.......................................   0.1

---------------------
    16

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

Athletic Footwear..........................................   0.1%
Audio/Video Products.......................................   0.1
Auto-Heavy Duty Trucks.....................................   0.1
Beverages-Wine/Spirits.....................................   0.1
Building & Construction Products-Misc. ....................   0.1
Building-MobileHome/Manufactured Housing...................   0.1
Computers-Integrated Systems...............................   0.1
Computers-Periphery Equipment..............................   0.1
Consulting Services........................................   0.1
Electronic Components-Misc. ...............................   0.1
Electronic Forms...........................................   0.1
Electronic Measurement Instruments.........................   0.1
Electronic Parts Distribution..............................   0.1
Electronics-Military.......................................   0.1
Engineering/R&D Services...................................   0.1
Gas-Distribution...........................................   0.1
Health Care Cost Containment...............................   0.1
Human Resources............................................   0.1
Industrial Gases...........................................   0.1
Machine Tools & Related Products...........................   0.1
Medical Information Systems................................   0.1
Medical-Hospitals..........................................   0.1
Metal-Diversified..........................................   0.1
Miscellaneous Manufacturing................................   0.1
Office Furnishings-Original................................   0.1
Paper & Related Products...................................   0.1
Power Converter/Supply Equipment...........................   0.1
Radio......................................................   0.1
Rental Auto/Equipment......................................   0.1
Retail-Building Products...................................   0.1
Retail-Jewelry.............................................   0.1
Semiconductor Equipment....................................   0.1
Special Purpose Entities...................................   0.1
Television.................................................   0.1
Transport-Marine...........................................   0.1
Wire & Cable Products......................................   0.1
                                                             ----
                                                             99.6%
                                                             ====

------------
* Calculated as a percentage of Net Assets

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 66.8%
ADVANCED MATERIALS -- 0.0%
  Ceradyne, Inc.+.....................          400      $     29,584
                                                         ------------
ADVERTISING AGENCY -- 0.1%
  Omnicom Group, Inc. ................        5,800           306,936
                                                         ------------
ADVERTISING SALES -- 0.2%
  Lamar Advertising Co., Class A......       13,000           815,880
                                                         ------------
ADVERTISING SERVICES -- 0.1%
  Getty Images, Inc.+.................        2,000            95,620
  inVentiv Health, Inc.+..............        3,000           109,830
  WPP Group PLC ADR...................        4,500           336,375
                                                         ------------
                                                              541,825
                                                         ------------
AEROSPACE/DEFENSE -- 0.5%
  Boeing Co. .........................        5,250           504,840
  General Dynamics Corp. .............       10,800           844,776
  Lockheed Martin Corp. ..............        6,000           564,780
  Northrop Grumman Corp. .............        2,200           171,314
  Teledyne Technologies, Inc.+........          800            36,760
                                                         ------------
                                                            2,122,470
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
  BE Aerospace, Inc.+.................        4,000           165,200
  United Technologies Corp. ..........       11,100           787,323
                                                         ------------
                                                              952,523
                                                         ------------
AGRICULTURAL CHEMICALS -- 0.5%
  Potash Corp. of Saskatchewan,
    Inc. .............................       24,000         1,871,280
                                                         ------------
AGRICULTURAL OPERATIONS -- 0.0%
  Archer-Daniels-Midland Co. .........        1,800            59,562
                                                         ------------
AIRLINES -- 0.7%
  Alaska Air Group, Inc.+.............        7,300           203,378
  AMR Corp.+..........................        7,200           189,720
  Cathay Pacific Airways, Ltd. ADR....       10,000           124,500
  Continental Airlines, Inc., Class
    B+................................        7,000           237,090
  Southwest Airlines Co. .............       25,700           383,187
  UAL Corp.+..........................       40,000         1,623,600
                                                         ------------
                                                            2,761,475
                                                         ------------
AIRPORT DEVELOPMENT/MAINTENANCE -- 0.0%
  Macquarie Airports Management,
    Ltd. .............................       23,600            80,833
                                                         ------------
APPAREL MANUFACTURERS -- 0.9%
  Coach, Inc.+........................        7,500           355,425
  Columbia Sportswear Co. ............        1,000            68,680
  Guess ?, Inc. ......................       27,000         1,297,080
  Gymboree Corp.+.....................        5,600           220,696
  Phillips-Van Heusen Corp. ..........        2,200           133,254
  Polo Ralph Lauren Corp. ............       11,000         1,079,210
  VF Corp. ...........................        4,100           375,478
                                                         ------------
                                                            3,529,823
                                                         ------------
APPLICATIONS SOFTWARE -- 0.8%
  Actuate Corp.+......................        8,400            57,036
  Intuit, Inc.+.......................        8,800           264,704

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
APPLICATIONS SOFTWARE (CONTINUED)
  Microsoft Corp. ....................       91,400      $  2,693,558
  Quest Software, Inc.+...............        5,000            80,950
                                                         ------------
                                                            3,096,248
                                                         ------------
ATHLETIC FOOTWEAR -- 0.1%
  NIKE, Inc., Class B.................        5,000           291,450
                                                         ------------
AUDIO/VIDEO PRODUCTS -- 0.1%
  Matsushita Electric Industrial Co.,
    Ltd. ADR..........................       25,000           495,250
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 0.4%
  Nissan Motor Co., Ltd. ADR..........       19,000           407,360
  Toyota Motor Co. ADR................       10,700         1,346,916
                                                         ------------
                                                            1,754,276
                                                         ------------
AUTO-HEAVY DUTY TRUCKS -- 0.1%
  New Flyer Industries, Inc. .........       21,600           232,982
  PACCAR, Inc. .......................        4,112           357,908
                                                         ------------
                                                              590,890
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.2%
  Johnson Controls, Inc. .............        3,100           358,887
  Magna International, Inc., Class
    A.................................        3,900           354,861
                                                         ------------
                                                              713,748
                                                         ------------
BANKS-COMMERCIAL -- 2.4%
  ABN AMRO Holding NV ADR.............       17,400           799,008
  Banco Santander Central Hispano SA
    ADR...............................       58,000         1,066,040
  Bank of Ireland ADR.................        7,100           576,165
  Bank of Nova Scotia.................       13,600           664,088
  Banner Corp. .......................        1,130            38,488
  Barclays PLC ADR....................       29,500         1,645,805
  BNP Paribas ADR.....................       17,000         1,011,500
  Citizens Republic Bancorp. .........        6,000           109,800
  City National Corp. ................        3,300           251,097
  Cullen/Frost Bankers, Inc. .........        1,600            85,552
  East West Bancorp, Inc. ............        5,769           224,299
  F.N.B./PA Corp. ....................        6,900           115,506
  FirstMerit Corp. ...................        4,660            97,534
  HBOS PLC ADR........................       14,000           275,800
  Kookmin Bank ADR....................        5,000           438,600
  Mitsubishi UFJ Financial Group, Inc.
    ADR...............................        8,200            90,364
  National Bank of Greece SA ADR......       39,000           446,940
  Pacific Capital Bancorp. ...........          966            26,062
  Preferred Bank Los Angeles
    California........................        2,700           108,000
  TCF Financial Corp. ................       16,100           447,580
  Toronto-Dominion Bank...............       11,000           753,390
  TrustCo Bank Corp. NY...............       16,400           162,032
  UCBH Holdings, Inc. ................        3,400            62,118
  UnionBanCal Corp. ..................        1,500            89,550
  United Community Banks, Inc. .......        4,500           116,505
                                                         ------------
                                                            9,701,823
                                                         ------------

---------------------
    18

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
BANKS-FIDUCIARY -- 0.6%
  Mellon Financial Corp. .............       11,100      $    488,400
  Northern Trust Corp. ...............          900            57,816
  State Street Corp. .................       22,000         1,504,800
  The Bank of New York Co., Inc.+.....        7,800           323,232
                                                         ------------
                                                            2,374,248
                                                         ------------
BANKS-SUPER REGIONAL -- 1.5%
  Bank of America Corp. ..............       55,698         2,723,075
  Huntington Bancshares, Inc. ........        3,600            81,864
  KeyCorp. ...........................        9,000           308,970
  PNC Financial Services Group,
    Inc. .............................        3,900           279,162
  US Bancorp..........................        3,800           125,210
  Wells Fargo & Co. ..................       68,730         2,417,234
                                                         ------------
                                                            5,935,515
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.6%
  PepsiCo, Inc. ......................        1,500            97,275
  The Coca-Cola Co. ..................       43,500         2,275,485
                                                         ------------
                                                            2,372,760
                                                         ------------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Diageo PLC ADR......................        4,000           333,240
                                                         ------------
BREWERY -- 0.3%
  Anheuser-Busch Cos., Inc. ..........       10,000           521,600
  Molson Coors Brewing Co., Class B...        2,800           258,888
  SABMiller PLC ADR...................       18,800           471,880
                                                         ------------
                                                            1,252,368
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.1%
  NCI Building Systems, Inc.+.........        2,500           123,325
  Simpson Manufacturing Co., Inc. ....        4,200           141,708
                                                         ------------
                                                              265,033
                                                         ------------
BUILDING PRODUCTS-CEMENT -- 0.2%
  CRH PLC ADR.........................       17,000           847,110
                                                         ------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.0%
  LSI Industries, Inc. ...............        4,500            80,550
                                                         ------------
BUILDING-HEAVY CONSTRUCTION -- 0.0%
  Infrasource Services, Inc.+.........        5,000           185,500
                                                         ------------
BUILDING-MOBILEHOME/MANUFACTURED HOUSING -- 0.1%
  MonaCo. Coach Corp. ................        8,700           124,845
  Williams Scotsman International,
    Inc.+.............................        5,500           130,955
                                                         ------------
                                                              255,800
                                                         ------------
CABLE TV -- 0.4%
  Comcast Corp., Class A+.............       31,421           883,558
  LodgeNet Entertainment Corp.+.......        3,500           112,210
  Time Warner Cable, Inc., Class A+...       10,540           412,852
                                                         ------------
                                                            1,408,620
                                                         ------------
CASINO HOTEL -- 0.2%
  Las Vegas Sands Corp.+..............       11,000           840,290
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
CELLULAR TELECOM -- 0.4%
  Syniverse Holdings, Inc.+...........        7,000      $     90,020
  US Cellular Corp.+..................          500            45,300
  Vodafone Group PLC ADR..............       46,425         1,561,273
                                                         ------------
                                                            1,696,593
                                                         ------------
CHEMICALS-DIVERSIFIED -- 0.2%
  BASF AG ADR.........................        3,500           457,485
  Lyondell Chemical Co. ..............        3,700           137,344
                                                         ------------
                                                              594,829
                                                         ------------
CHEMICALS-SPECIALTY -- 0.2%
  Albemarle Corp. ....................        6,700           258,151
  Cabot Corp. ........................        5,300           252,704
  Lubrizol Corp. .....................        6,000           387,300
  Symyx Technologies, Inc.+...........        1,500            17,265
                                                         ------------
                                                              915,420
                                                         ------------
CIRCUIT BOARDS -- 0.0%
  Park Electrochemical Corp. .........        2,700            76,086
                                                         ------------
COATINGS/PAINT -- 0.2%
  RPM International, Inc. ............        3,200            73,952
  Sherwin-Williams Co. ...............        4,500           299,115
  Valspar Corp. ......................       12,800           363,648
                                                         ------------
                                                              736,715
                                                         ------------
COMMERCIAL SERVICES -- 0.7%
  Alliance Data Systems Corp.+........       28,600         2,210,208
  Coinmach Service Corp. (1)..........        4,000            79,480
  Convergys Corp.+....................        1,600            38,784
  Steiner Leisure, Ltd.+..............        3,300           162,096
  Weight Watchers International,
    Inc. .............................        6,500           330,460
                                                         ------------
                                                            2,821,028
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 0.0%
  Jackson Hewitt Tax Service, Inc. ...        2,600            73,086
  Wright Express Corp.+...............        1,700            58,259
                                                         ------------
                                                              131,345
                                                         ------------
COMPUTER AIDED DESIGN -- 0.0%
  Ansys, Inc.+........................        5,000           132,500
  Autodesk, Inc.+.....................        1,000            47,080
                                                         ------------
                                                              179,580
                                                         ------------
COMPUTER GRAPHICS -- 0.0%
  Trident Microsystems, Inc.+.........        4,600            84,410
                                                         ------------
COMPUTER SERVICES -- 0.3%
  Cognizant Technology Solutions
    Corp., Class A+...................       11,900           893,571
  FactSet Research Systems, Inc. .....        1,900           129,865
  Syntel, Inc. .......................        3,200            97,248
                                                         ------------
                                                            1,120,684
                                                         ------------
COMPUTERS -- 2.3%
  Apple, Inc.+........................       34,600         4,222,584
  Hewlett-Packard Co. ................       95,000         4,238,900

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
COMPUTERS (CONTINUED)
  International Business Machines
    Corp. ............................        5,200      $    547,300
  Sun Microsystems, Inc.+.............       60,000           315,600
                                                         ------------
                                                            9,324,384
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  Diebold, Inc. ......................        6,400           334,080
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.2%
  Network Appliance, Inc.+............       10,100           294,920
  TDK Corp. ADR.......................        4,300           415,939
                                                         ------------
                                                              710,859
                                                         ------------
COMPUTERS-PERIPHERY EQUIPMENT -- 0.1%
  Electronics for Imaging, Inc.+......       10,900           307,598
                                                         ------------
CONSULTING SERVICES -- 0.1%
  FTI Consulting, Inc.+...............        3,000           114,090
  Huron Consulting Group, Inc.+.......        2,000           146,020
                                                         ------------
                                                              260,110
                                                         ------------
CONSUMER PRODUCTS-MISC. -- 0.2%
  Central Garden & Pet Co.+...........        1,600            19,616
  Central Garden and Pet Co., Class
    A+................................        4,000            46,920
  Clorox Co. .........................        3,400           211,140
  Fortune Brands, Inc. ...............        3,100           255,347
  Kimberly-Clark Corp. ...............        4,300           287,627
  Tupperware Brands Corp. ............        2,700            77,598
                                                         ------------
                                                              898,248
                                                         ------------
CONTAINERS-PAPER/PLASTIC -- 0.0%
  Packaging Corp. of America..........        3,000            75,930
                                                         ------------
COSMETICS & TOILETRIES -- 0.7%
  Avon Products, Inc. ................       18,300           672,525
  Bare Escentuals, Inc.+..............          600            20,490
  Colgate-Palmolive Co. ..............        7,600           492,860
  Procter & Gamble Co. ...............       24,500         1,499,155
  The Estee Lauder Cos., Inc. ........        6,500           295,815
                                                         ------------
                                                            2,980,845
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 0.7%
  Acxiom Corp. .......................        6,100           161,345
  Automatic Data Processing, Inc. ....       11,700           567,099
  Fair Isaac Corp. ...................        1,150            46,138
  Fidelity National Information
    Services, Inc. ...................       21,046         1,142,377
  infoUSA, Inc. ......................        7,200            73,584
  Mastercard, Inc., Class A...........        4,400           729,828
                                                         ------------
                                                            2,720,371
                                                         ------------
DIAGNOSTIC KITS -- 0.0%
  Meridian Bioscience, Inc. ..........        3,400            73,644
  OraSure Technologies, Inc.+.........        8,000            65,440
                                                         ------------
                                                              139,084
                                                         ------------
DIALYSIS CENTERS -- 0.0%
  DaVita, Inc.+.......................        2,400           129,312
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
  C.R. Bard, Inc. ....................          800      $     66,104
                                                         ------------
DISTRIBUTION/WHOLESALE -- 0.0%
  Building Materials Holding Corp. ...        1,000            14,190
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.6%
  3M Co. .............................        6,700           581,493
  Acuity Brands, Inc. ................        4,800           289,344
  Danaher Corp. ......................        4,500           339,750
  Dover Corp. ........................        6,900           352,935
  Federal Signal Corp. ...............        6,900           109,434
  General Electric Co. ...............       50,100         1,917,828
  Honeywell International, Inc. ......        5,800           326,424
  ITT, Inc. ..........................       14,000           955,920
  Parker Hannifin Corp. ..............        3,500           342,685
  Siemens AG ADR......................        3,300           472,098
  Teleflex, Inc. .....................        4,100           335,298
  Tomkins PLC ADR.....................       20,000           415,400
                                                         ------------
                                                            6,438,609
                                                         ------------
DIVERSIFIED MINERALS -- 0.4%
  Anglo American PLC ADR..............       18,500           542,790
  BHP Billiton, Ltd. ADR..............       20,000         1,195,000
                                                         ------------
                                                            1,737,790
                                                         ------------
E-COMMERCE/PRODUCTS -- 0.0%
  Blue Nile, Inc.+....................        1,300            78,520
                                                         ------------
E-COMMERCE/SERVICES -- 0.3%
  eBay, Inc.+.........................       33,500         1,078,030
                                                         ------------
E-MARKETING/INFO -- 0.0%
  aQuantive, Inc.+....................        1,600           102,080
                                                         ------------
ELECTRIC PRODUCTS-MISC. -- 0.8%
  Emerson Electric Co. ...............       46,900         2,194,920
  Hitachi, Ltd. ADR...................       10,000           707,500
  Sharp Corp. ADR.....................       22,500           426,375
                                                         ------------
                                                            3,328,795
                                                         ------------
ELECTRIC-INTEGRATED -- 1.7%
  Allegheny Energy, Inc.+.............        6,300           325,962
  Dominion Resources, Inc. ...........        6,400           552,384
  DTE Energy Co. .....................        3,400           163,948
  Duke Energy Corp. ..................       26,600           486,780
  E.ON AG ADR.........................       15,000           834,600
  Edison International................          950            53,314
  Enel SpA ADR........................        8,000           429,600
  Entergy Corp. ......................        4,000           429,400
  FPL Group, Inc. ....................       10,300           584,422
  Great Plains Energy, Inc. ..........        2,300            66,976
  Integrys Energy Group, Inc. ........        1,300            65,949
  NiSource, Inc. .....................       19,000           393,490
  Pepco Holdings, Inc. ...............        3,900           109,980
  PG&E Corp. .........................        6,500           294,450
  Pinnacle West Capital Corp. ........        8,400           334,740
  Progress Energy, Inc. ..............       10,400           474,136
  RWE AG ADR..........................        4,000           424,000

---------------------
    20

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
  SCANA Corp. ........................        2,600      $     99,554
  Xcel Energy, Inc. ..................       29,000           593,630
                                                         ------------
                                                            6,717,315
                                                         ------------
ELECTRIC-TRANSMISSION -- 0.2%
  National Grid PLC ADR...............       10,000           737,800
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 0.1%
  Delta Electronics Thai PCL..........      141,000            93,524
  Gentex Corp. .......................        4,100            80,729
  NAM TAI Electronics, Inc. ..........        8,200            97,744
  Technitrol, Inc. ...................        2,600            74,542
                                                         ------------
                                                              346,539
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
  Broadcom Corp.+.....................       10,000           292,500
  Intel Corp. ........................       48,500         1,152,360
  Lattice Semiconductor Corp.+........        7,000            40,040
  LSI Logic Corp.+....................        3,732            28,027
  MEMC Electronic Materials, Inc.+....        4,000           244,480
  Microchip Technology, Inc. .........       28,600         1,059,344
  Microsemi Corp.+....................        5,600           134,120
  NVIDIA Corp.+.......................       12,400           512,244
  ON Semiconductor Corp.+.............       10,000           107,200
  Pixelworks, Inc.+...................       12,500            18,375
  QLogic Corp.+.......................        2,800            46,620
  SiRF Technology Holdings, Inc.+.....        1,500            31,110
  STMicroelectronics NV...............       17,000           326,230
  Texas Instruments, Inc. ............        6,100           229,543
                                                         ------------
                                                            4,222,193
                                                         ------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
  Ansoft Corp.+.......................        3,500           103,215
  Synopsys, Inc.+.....................        1,600            42,288
                                                         ------------
                                                              145,503
                                                         ------------
ELECTRONIC FORMS -- 0.1%
  Adobe Systems, Inc.+................        8,208           329,551
                                                         ------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.1%
  Itron, Inc.+........................        2,000           155,880
  Tektronix, Inc. ....................        4,000           134,960
  Trimble Navigation, Ltd.+...........        2,000            64,400
                                                         ------------
                                                              355,240
                                                         ------------
ELECTRONIC PARTS DISTRIBUTION -- 0.1%
  Arrow Electronics, Inc.+............        6,200           238,266
                                                         ------------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Holdings,
    Inc. .............................        3,700           360,343
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.1%
  Jacobs Engineering Group, Inc.+.....        7,400           425,574
                                                         ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.3%
  BEA Systems, Inc.+..................       28,000           383,320
  BMC Software, Inc.+.................       16,300           493,890
  Informatica Corp.+..................        1,700            25,109

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
ENTERPRISE SOFTWARE/ SERVICE
  (CONTINUED)
  Omnicell, Inc.+.....................        1,400      $     29,092
  Oracle Corp.+.......................        2,000            39,420
  SAP AG ADR..........................        6,300           321,741
  Sybase, Inc.+.......................        1,900            45,391
                                                         ------------
                                                            1,337,963
                                                         ------------
ENTERTAINMENT SOFTWARE -- 0.0%
  Electronic Arts, Inc.+..............        1,600            75,712
                                                         ------------
FINANCE-AUTO LOANS -- 0.0%
  United PanAm Financial Corp.+.......          900            12,834
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 4.0%
  AG Edwards, Inc. ...................        1,600           135,280
  Charles Schwab Corp. ...............       17,600           361,152
  Citigroup, Inc. ....................       39,000         2,000,310
  Credit Suisse Group ADR.............       15,000         1,064,400
  J.P. Morgan Chase & Co. ............       38,100         1,845,945
  Lehman Brothers Holdings, Inc. .....        3,100           231,012
  Morgan Stanley......................       53,100         4,454,028
  Nomura Holdings, Inc. ADR...........       30,000           582,600
  Piper Jaffray Cos., Inc.+...........          500            27,865
  The Bear Stearns Cos., Inc. ........        2,500           350,000
  The Goldman Sachs Group, Inc. ......       18,600         4,031,550
  UBS AG..............................       18,200         1,092,182
                                                         ------------
                                                           16,176,324
                                                         ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
  Countrywide Financial Corp. ........       19,800           719,730
  Freddie Mac.........................        4,100           248,870
                                                         ------------
                                                              968,600
                                                         ------------
FINANCIAL GUARANTEE INSURANCE -- 0.3%
  Ambac Financial Group, Inc. ........        3,600           313,884
  MGIC Investment Corp. ..............       10,801           614,145
  PMI Group, Inc. ....................        4,735           211,512
                                                         ------------
                                                            1,139,541
                                                         ------------
FOOD-CANNED -- 0.0%
  Connors Bros. Income Fund...........        5,200            55,161
                                                         ------------
FOOD-CONFECTIONERY -- 0.2%
  WM Wrigley Jr. Co. .................       12,300           680,313
                                                         ------------
FOOD-DAIRY PRODUCTS -- 0.0%
  Dean Foods Co. .....................        3,000            95,610
                                                         ------------
FOOD-MISC. -- 0.9%
  B&G Foods, Inc. (1).................        5,400           109,134
  Cadbury Schweppes PLC ADR...........        7,600           412,680
  Campbell Soup Co. ..................        9,000           349,290
  ConAgra Foods, Inc. ................       12,000           322,320
  General Mills, Inc. ................        8,000           467,360
  Kraft Foods, Inc., Class A..........       37,140         1,309,185
  Nestle SA ADR.......................        5,400           516,510
                                                         ------------
                                                            3,486,479
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOOD-RETAIL -- 0.4%
  Dairy Farm International Holdings,
    Ltd. ADR..........................        2,020      $     45,147
  Safeway, Inc. ......................       36,400         1,238,692
  Tesco PLC ADR.......................       14,700           371,175
  The Kroger Co. .....................        3,500            98,455
                                                         ------------
                                                            1,753,469
                                                         ------------
FOOTWEAR & RELATED APPAREL -- 0.0%
  Steven Madden, Ltd. ................        3,000            98,280
                                                         ------------
FORESTRY -- 0.3%
  Plum Creek Timber Co., Inc. ........        4,800           199,968
  Weyerhaeuser Co. ...................       11,600           915,588
                                                         ------------
                                                            1,115,556
                                                         ------------
GAS-DISTRIBUTION -- 0.1%
  ONEOK, Inc. ........................        1,500            75,615
  Sempra Energy.......................        3,800           225,074
  Vectren Corp. ......................        2,600            70,018
                                                         ------------
                                                              370,707
                                                         ------------
HEALTH CARE COST CONTAINMENT -- 0.1%
  McKesson Corp. .....................        3,400           202,776
                                                         ------------
HOME DECORATION PRODUCTS -- 0.3%
  Newell Rubbermaid, Inc. ............       42,000         1,236,060
                                                         ------------
HOSPITAL BEDS/EQUIPMENT -- 0.0%
  Hillenbrand Industries, Inc. .......        1,200            78,000
                                                         ------------
HOTELS/MOTELS -- 0.3%
  Hilton Hotels Corp. ................       20,100           672,747
  Red Lion Hotels Corp.+..............       13,500           173,475
  Starwood Hotels & Resorts Worldwide,
    Inc. .............................        3,300           221,331
                                                         ------------
                                                            1,067,553
                                                         ------------
HUMAN RESOURCES -- 0.1%
  AMN Healthcare Services, Inc.+......        8,600           189,200
  Robert Half International, Inc. ....        1,600            58,400
                                                         ------------
                                                              247,600
                                                         ------------
IMPORT/EXPORT -- 0.3%
  Mitsubishi Corp. ADR................       21,000         1,086,750
                                                         ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.0%
  Intermec, Inc.+.....................          800            20,248
                                                         ------------
INDUSTRIAL GASES -- 0.1%
  Praxair, Inc. ......................        5,800           417,542
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.4%
  Applera Corp. ......................       11,000           335,940
  Dionex Corp.+.......................        3,550           252,015
  FEI Co.+............................        4,700           152,562
  Thermo Fisher Scientific, Inc.+.....       17,000           879,240
                                                         ------------
                                                            1,619,757
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
INSURANCE BROKER -- 0.0%
  Arthur J. Gallagher & Co. ..........        2,600      $     72,488
                                                         ------------
INSURANCE-LIFE/HEALTH -- 0.3%
  Lincoln National Corp. .............        3,300           234,135
  Prudential Financial, Inc. .........        6,600           641,718
  StanCorp Financial Group, Inc. .....        6,100           320,128
  UnumProvident Corp. ................        7,400           193,214
                                                         ------------
                                                            1,389,195
                                                         ------------
INSURANCE-MULTI-LINE -- 1.5%
  ACE, Ltd. ..........................       13,600           850,272
  AXA SA ADR..........................       19,000           817,760
  Hartford Financial Services
    Group, Inc. ......................       10,200         1,004,802
  HCC Insurance Holdings, Inc. .......       13,150           439,342
  ING Groep NV ADR....................       27,000         1,187,190
  Loews Corp. ........................        6,800           346,664
  MetLife, Inc. ......................        8,600           554,528
  United Fire & Casualty Co. .........        3,100           109,678
  Zurich Financial Services AG ADR....       28,000           859,600
                                                         ------------
                                                            6,169,836
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  Chubb Corp. ........................        7,200           389,808
  Fidelity National Title Group, Inc.,
    Class A...........................       27,870           660,519
  Mercury General Corp. ..............        1,100            60,621
  SAFECO Corp. .......................        6,500           404,690
  Safety Insurance Group, Inc. .......        1,600            66,240
  The Travelers Cos., Inc. ...........       11,000           588,500
  Zenith National Insurance Corp. ....        2,000            94,180
                                                         ------------
                                                            2,264,558
                                                         ------------
INSURANCE-REINSURANCE -- 0.4%
  Aspen Insurance Holdings, Ltd. .....       25,000         1,417,250
  Max Re Capital, Ltd. ...............        6,000           169,800
                                                         ------------
                                                            1,587,050
                                                         ------------
INTERNET APPLICATION SOFTWARE -- 0.0%
  Art Technology Group, Inc.+.........       30,675            81,596
                                                         ------------
INTERNET CONTENT-INFORMATION/NEWS -- 0.0%
  Teranet Income Fund.................        8,800            82,610
                                                         ------------
INTERNET SECURITY -- 0.0%
  VeriSign, Inc.+.....................          400            12,692
                                                         ------------
INVESTMENT COMPANIES -- 0.0%
  Ares Capital Corp. .................        6,000           101,100
  MCG Capital Corp. ..................        3,800            60,876
                                                         ------------
                                                              161,976
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.6%
  AllianceBernstein Holding LP........        2,700           235,143
  Ameriprise Financial, Inc. .........        2,000           127,140

---------------------
    22

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INVESTMENT MANAGEMENT/ADVISOR SERVICES
  (CONTINUED)
  Franklin Resources, Inc. ...........       10,800      $  1,430,676
  Legg Mason, Inc. ...................        5,700           560,766
                                                         ------------
                                                            2,353,725
                                                         ------------
LASERS-SYSTEM/COMPONENTS -- 0.0%
  Electro Scientific Industries,
    Inc.+.............................        2,000            41,600
  Rofin-Sinar Technologies, Inc.+.....        1,800           124,200
                                                         ------------
                                                              165,800
                                                         ------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
  Lincoln Electric Holdings, Inc. ....        5,600           415,744
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 0.2%
  Astec Industries, Inc.+.............        3,000           126,660
  Bucyrus International, Inc. ........        2,400           169,872
  Terex Corp.+........................        4,400           357,720
                                                         ------------
                                                              654,252
                                                         ------------
MACHINERY-FARMING -- 0.2%
  Deere & Co. ........................        6,600           796,884
                                                         ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.2%
  IDEX Corp. .........................          750            28,905
  Manitowoc Co., Inc. ................        4,800           385,824
  Volvo AB ADR........................       16,700           332,163
                                                         ------------
                                                              746,892
                                                         ------------
MACHINERY-MATERIAL HANDLING -- 0.0%
  Cascade Corp. ......................        1,300           101,972
                                                         ------------
MEDICAL INFORMATION SYSTEMS -- 0.1%
  Computer Programs & Systems,
    Inc. .............................        2,600            80,548
  IMS Health, Inc. ...................       11,701           375,953
                                                         ------------
                                                              456,501
                                                         ------------
MEDICAL INSTRUMENTS -- 0.6%
  Edwards Lifesciences Corp.+.........        6,400           315,776
  Intuitive Surgical, Inc.+...........        8,800         1,221,176
  Kyphon, Inc.+.......................        1,900            91,485
  St. Jude Medical, Inc.+.............       21,000           871,290
                                                         ------------
                                                            2,499,727
                                                         ------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
  CML Healthcare Income Fund..........        5,600            79,696
  Covance, Inc.+......................        5,400           370,224
  Quest Diagnostics, Inc. ............        9,400           485,510
                                                         ------------
                                                              935,430
                                                         ------------
MEDICAL LASER SYSTEMS -- 0.0%
  LCA-Vision, Inc. ...................        1,300            61,438
  Palomar Medical Technologies,
    Inc.+.............................        1,500            52,065
                                                         ------------
                                                              113,503
                                                         ------------
MEDICAL PRODUCTS -- 0.9%
  Baxter International, Inc. .........       35,700         2,011,338
  Becton, Dickinson & Co. ............        4,300           320,350

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
MEDICAL PRODUCTS (CONTINUED)
  Johnson & Johnson...................       12,000      $    739,440
  Mentor Corp. .......................        2,500           101,700
  PolyMedica Corp. ...................        1,000            40,850
  Stryker Corp. ......................          600            37,854
  Varian Medical Systems, Inc.+.......        4,400           187,044
  Zimmer Holdings, Inc.+..............          200            16,978
                                                         ------------
                                                            3,455,554
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.6%
  Affymetrix, Inc.+...................          600            14,934
  Amgen, Inc.+........................        3,200           176,928
  Celgene Corp.+......................       19,000         1,089,270
  Digene Corp.+.......................        1,900           114,095
  Genentech, Inc.+....................       11,100           839,826
  Martek Biosciences Corp.+...........        1,600            41,552
  Myriad Genetics, Inc.+..............        3,400           126,446
                                                         ------------
                                                            2,403,051
                                                         ------------
MEDICAL-DRUGS -- 2.5%
  Abbott Laboratories.................       22,850         1,223,618
  Allergan, Inc. .....................        6,536           376,735
  AstraZeneca PLC ADR.................       10,400           556,192
  Biovail Corp. ......................        3,200            81,344
  Bristol-Myers Squibb Co. ...........       14,100           444,996
  Eisai Co., Ltd. ADR.................       13,200           571,560
  Forest Laboratories, Inc.+..........        5,500           251,075
  GlaxoSmithKline PLC ADR.............        6,500           340,405
  Merck & Co., Inc. ..................       20,500         1,020,900
  Novartis AG ADR.....................       22,100         1,239,147
  Pfizer, Inc. .......................       20,200           516,514
  Roche Holding AG ADR................        8,600           763,680
  Sanofi-Aventis ADR..................       18,400           740,968
  Schering-Plough Corp. ..............       24,000           730,560
  Shire PLC ADR.......................       14,000         1,037,820
  ViroPharma, Inc.+...................        5,600            77,280
                                                         ------------
                                                            9,972,794
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.2%
  Mylan Laboratories, Inc. ...........       16,700           303,773
  Teva Pharmaceutical Industries, Ltd.
    ADR...............................       13,200           544,500
  Watson Pharmaceuticals, Inc.+.......        2,000            65,060
                                                         ------------
                                                              913,333
                                                         ------------
MEDICAL-HMO -- 0.4%
  Aetna, Inc. ........................       16,600           820,040
  Health Net, Inc.+...................        1,200            63,360
  Sierra Health Services, Inc.+.......        3,700           153,846
  WellPoint, Inc.+....................        7,500           598,725
                                                         ------------
                                                            1,635,971
                                                         ------------
MEDICAL-HOSPITALS -- 0.1%
  Universal Health Services, Inc.,
    Class B...........................        5,400           332,100
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
  Amedisys, Inc.+.....................        2,800      $    101,724
                                                         ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.4%
  AmerisourceBergen Corp. ............        9,200           455,124
  Cardinal Health, Inc. ..............       17,800         1,257,392
                                                         ------------
                                                            1,712,516
                                                         ------------
METAL PROCESSORS & FABRICATION -- 0.2%
  Dynamic Materials Corp. ............        2,400            90,000
  Ladish Co,. Inc.+...................        2,500           107,500
  Precision Castparts Corp. ..........        3,900           473,304
  Sims Group, Ltd. ...................        3,900            87,620
  Timken Co. .........................        1,000            36,110
                                                         ------------
                                                              794,534
                                                         ------------
METAL-ALUMINUM -- 0.0%
  Alcoa, Inc. ........................        4,300           174,279
                                                         ------------
METAL-DIVERSIFIED -- 0.1%
  Freeport-McMoRan Copper & Gold,
    Inc. .............................        4,800           397,536
                                                         ------------
MINING -- 0.0%
  Kingsgate Consolidated, Ltd. .......       27,051           127,283
                                                         ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Arctic Glacier Income Fund..........        6,900            87,120
  Reddy Ice Holdings, Inc. ...........        5,900           168,268
                                                         ------------
                                                              255,388
                                                         ------------
MULTIMEDIA -- 0.6%
  News Corp., Class B.................       12,900           295,926
  The McGraw-Hill Cos., Inc. .........        5,500           374,440
  The Walt Disney Co. ................       24,200           826,188
  Time Warner, Inc. ..................       37,300           784,792
                                                         ------------
                                                            2,281,346
                                                         ------------
NETWORKING PRODUCTS -- 1.1%
  Anixter International, Inc.+........        2,100           157,941
  Cisco Systems, Inc.+................      153,700         4,280,545
  Polycom, Inc.+......................        1,800            60,480
                                                         ------------
                                                            4,498,966
                                                         ------------
NON-FERROUS METALS -- 0.0%
  Minara Resources, Ltd. .............       10,335            63,787
  RTI International Metals, Inc.+.....        1,400           105,518
                                                         ------------
                                                              169,305
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
  Allied Waste Industries, Inc.+......       11,200           150,752
  Republic Services, Inc. ............       14,750           451,940
  Waste Connections, Inc.+............        2,300            69,552
  Waste Management, Inc. .............       10,600           413,930
                                                         ------------
                                                            1,086,174
                                                         ------------
OFFICE AUTOMATION & EQUIPMENT -- 0.2%
  Canon, Inc. ADR.....................       14,000           820,960
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
OFFICE FURNISHINGS-ORIGINAL -- 0.1%
  HNI Corp. ..........................        8,400      $    344,400
                                                         ------------
OFFICE SUPPLIES & FORMS -- 0.0%
  Avery Dennison Corp. ...............          500            33,240
                                                         ------------
OIL & GAS DRILLING -- 0.2%
  GlobalSantaFe Corp. ................        5,400           390,150
  Nabors Industries, Ltd.+............       17,000           567,460
                                                         ------------
                                                              957,610
                                                         ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.5%
  Apache Corp. .......................       17,400         1,419,666
  Berry Petroleum Co., Class A........        5,500           207,240
  Cimarex Energy Co. .................        8,300           327,103
  Daylight Resources Trust............        9,200            88,874
  Devon Energy Corp. .................       31,000         2,426,990
  Enerplus Reserve Fund...............        1,400            65,912
  Harvest Energy Trust................        3,600           111,456
  Noble Energy, Inc. .................        5,400           336,906
  Penn West Energy Trust..............        6,000           200,220
  St. Mary Land & Exploration Co. ....        3,500           128,170
  Talisman Energy, Inc. ..............       19,300           373,069
  Vermilion Energy Trust..............        4,200           141,939
  Whiting Petroleum Corp.+............        3,300           133,716
  Zargon Energy Trust.................        2,500            64,069
                                                         ------------
                                                            6,025,330
                                                         ------------
OIL COMPANIES-INTEGRATED -- 2.4%
  BP PLC ADR..........................        3,100           223,634
  Chevron Corp. ......................       20,392         1,717,822
  ConocoPhillips......................       10,900           855,650
  ENI SPA ADR.........................       11,200           810,320
  Exxon Mobil Corp. ..................       31,200         2,617,056
  Hess Corp. .........................        6,700           395,032
  Marathon Oil Corp. .................        9,000           539,640
  Occidental Petroleum Corp. .........        7,000           405,160
  Repsol YPF SA ADR...................       12,200           472,140
  Statoil ASA ADR.....................       23,800           738,038
  Total SA ADR........................       12,600         1,020,348
                                                         ------------
                                                            9,794,840
                                                         ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
  Dril-Quip, Inc.+....................        3,000           134,850
  National-Oilwell Varco, Inc.+.......        5,600           583,744
                                                         ------------
                                                              718,594
                                                         ------------
OIL REFINING & MARKETING -- 0.1%
  Tesoro Corp. .......................          300            17,145
  Valero Energy Corp. ................        7,000           517,020
                                                         ------------
                                                              534,165
                                                         ------------
OIL-FIELD SERVICES -- 0.3%
  Schlumberger, Ltd. .................       11,000           934,340
  Tidewater, Inc. ....................        4,600           326,048
                                                         ------------
                                                            1,260,388
                                                         ------------

---------------------
    24

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PAPER & RELATED PRODUCTS -- 0.1%
  International Paper Co. ............        5,800      $    226,490
  Kimberly-Clark de Mexico SAB de CV
    ADR...............................        3,200            68,000
  Xerium Technologies, Inc. ..........        9,700            73,914
                                                         ------------
                                                              368,404
                                                         ------------
PHARMACY SERVICES -- 0.4%
  Express Scripts, Inc.+..............        4,000           200,040
  Medco Health Solutions, Inc.+.......       15,400         1,201,046
                                                         ------------
                                                            1,401,086
                                                         ------------
PIPELINES -- 0.2%
  El Paso Corp. ......................        7,000           120,610
  Enterprise Productions Partners
    LP................................        3,300           104,973
  Kinder Morgan Energy Partners LP....        3,400           187,646
  Williams Cos., Inc. ................       11,700           369,954
                                                         ------------
                                                              783,183
                                                         ------------
POWER CONVERTER/SUPPLY EQUIPMENT -- 0.1%
  Advanced Energy Industries, Inc.+...        5,600           126,896
  Hubbell, Inc., Class B..............        1,400            75,908
                                                         ------------
                                                              202,804
                                                         ------------
PUBLISHING-NEWSPAPERS -- 0.0%
  GateHouse Media, Inc. ..............        6,300           116,865
  McClatchy Co., Class A..............        1,511            38,243
                                                         ------------
                                                              155,108
                                                         ------------
RADIO -- 0.1%
  Citadel Broadcasting Corp. .........       13,505            87,107
  Entercom Communications Corp., Class
    A.................................        4,400           109,516
                                                         ------------
                                                              196,623
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.4%
  Acadia Realty Trust.................        1,500            38,925
  Alexandria Real Estate Equities,
    Inc. .............................        3,400           329,188
  AMB Property Corp. .................        9,700           516,234
  Archstone-Smith Trust...............        8,500           502,435
  Ashford Hospitality Trust, Inc. ....        7,200            84,672
  AvalonBay Communities, Inc. ........        8,400           998,592
  Boston Properties, Inc. ............        8,800           898,744
  Camden Property Trust...............        3,300           221,001
  DCT Industrial Trust, Inc. .........        4,700            50,572
  Developers Diversified Realty
    Corp. ............................        1,500            79,065
  DiamondRock Hospitality Co. ........        2,400            45,792
  Digital Realty Trust, Inc. .........        3,800           143,184
  Douglas Emmett, Inc. ...............       10,300           254,822
  Duke Realty Corp. ..................        2,000            71,340
  Entertainment Properties Trust......        5,100           274,278
  Equity Residential..................        8,200           374,166
  Essex Property Trust, Inc. .........        4,000           465,200
  Federal Realty Investment Trust.....        4,000           309,040
  General Growth Properties, Inc. ....        6,600           349,470
  Health Care Property Investors,
    Inc. .............................       13,915           402,561

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
REAL ESTATE INVESTMENT TRUSTS
  (CONTINUED)
  Hospitality Properties Trust........        1,600      $     66,384
  Host Marriott Corp. ................       22,800           527,136
  iStar Financial, Inc. ..............        1,500            66,495
  Kilroy Realty Corp. ................        2,500           177,100
  Kimco Realty Corp. .................       14,481           551,292
  LaSalle Hotel Properties............        2,400           104,208
  Medical Properties Trust, Inc. .....        6,300            83,349
  National Retail Properties, Inc. ...        3,400            74,324
  Nationwide Health Properties,
    Inc. .............................       30,500           829,600
  Omega Healthcare Investors, Inc. ...        5,300            83,899
  ProLogis............................       16,600           944,540
  Public Storage, Inc. ...............        9,300           714,426
  Redwood Trust, Inc. ................        6,200           299,956
  Regency Centers Corp. ..............        1,100            77,550
  Simon Property Group, Inc. .........        7,500           697,800
  SL Green Realty Corp. ..............        5,000           619,450
  Tanger Factory Outlet Centers,
    Inc. .............................        1,000            37,450
  Taubman Centers, Inc. ..............        2,400           119,064
  The Macerich Co. ...................        1,000            82,420
  Ventas, Inc. .......................        6,500           235,625
  Vornado Realty Trust................        7,200           790,848
                                                         ------------
                                                           13,592,197
                                                         ------------
REAL ESTATE OPERATIONS &
  DEVELOPMENT -- 0.3%
  Brookfield Asset Management, Inc.,
    Class A...........................       24,000           957,600
  Brookfield Properties Corp. ........        8,100           196,911
                                                         ------------
                                                            1,154,511
                                                         ------------
RECREATIONAL CENTERS -- 0.0%
  Life Time Fitness, Inc.+............        2,400           127,752
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 0.1%
  Aaron Rents, Inc. ..................       13,200           385,440
  McGrath Rentcorp....................        3,100           104,439
                                                         ------------
                                                              489,879
                                                         ------------
RESPIRATORY PRODUCTS -- 0.0%
  ResMed, Inc.+.......................        2,000            82,520
                                                         ------------
RETAIL-APPAREL/SHOE -- 0.3%
  Genesco, Inc.+......................        3,100           162,161
  Men's Wearhouse, Inc. ..............        2,800           142,996
  Nordstrom, Inc. ....................       14,100           720,792
  Tween Brands, Inc.+.................        2,600           115,960
                                                         ------------
                                                            1,141,909
                                                         ------------
RETAIL-AUTOMOBILE -- 0.0%
  Copart, Inc.+.......................        3,000            91,770
                                                         ------------
RETAIL-BUILDING PRODUCTS -- 0.1%
  Home Depot, Inc. ...................       11,200           440,720
                                                         ------------
RETAIL-CONVENIENCE STORE -- 0.0%
  The Pantry, Inc.+...................        1,100            50,710
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
v
RETAIL-DISCOUNT -- 0.4%
  Big Lots, Inc.+.....................        9,500      $    279,490
  Costco Wholesale Corp. .............        7,100           415,492
  Target Corp. .......................       11,700           744,120
                                                         ------------
                                                            1,439,102
                                                         ------------
RETAIL-DRUG STORE -- 1.1%
  CVS Caremark Corp. .................      104,856         3,822,001
  Walgreen Co. .......................       14,000           609,560
                                                         ------------
                                                            4,431,561
                                                         ------------
RETAIL-JEWELRY -- 0.1%
  Signet Group PLC ADR................       10,000           211,800
  Tiffany & Co. ......................        6,200           328,972
                                                         ------------
                                                              540,772
                                                         ------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.4%
  J.C. Penney Co., Inc. ..............        4,400           318,472
  Saks, Inc. .........................       60,800         1,298,080
                                                         ------------
                                                            1,616,552
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 0.0%
  Suburban Propane Partners, LP.......        2,200           105,314
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.4%
  Kohl's Corp.+.......................       21,500         1,527,145
                                                         ------------
RETAIL-RESTAURANTS -- 0.9%
  Ark Restaurants Corp. ..............        2,400            88,776
  Jamba, Inc.+........................          400             3,656
  Mccormick & Schmick's Seafood
    Restaurants, Inc.+................          300             7,782
  McDonald's Corp. ...................       59,300         3,010,068
  Papa John's International, Inc.+....        7,200           207,072
  Starbucks Corp.+....................        9,600           251,904
  Yum! Brands, Inc. ..................        2,500            81,800
                                                         ------------
                                                            3,651,058
                                                         ------------
RETAIL-SPORTING GOODS -- 0.0%
  Hibbett Sports, Inc.+...............        3,300            90,354
                                                         ------------
RUBBER-TIRES -- 0.2%
  Continental AG ADR..................        4,800           670,800
                                                         ------------
SAVINGS & LOANS/THRIFTS -- 0.4%
  Dime Community Bancshares...........        2,500            32,975
  Washington Federal, Inc. ...........       31,159           757,475
  Washington Mutual, Inc. ............       22,800           972,192
                                                         ------------
                                                            1,762,642
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
  Applied Materials, Inc. ............       18,500           367,595
  ATMI, Inc.+.........................        3,400           102,000
  KLA-Tencor Corp. ...................        1,100            60,445
  Novellus Systems, Inc.+.............        1,200            34,044
                                                         ------------
                                                              564,084
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.2%
  Atmel Corp.+........................       52,000      $    289,120
  Cypress Semiconductor Corp.+........          400             9,316
  Emulex Corp.+.......................        5,300           115,752
  Exar Corp.+.........................          900            12,060
  Linear Technology Corp. ............        6,600           238,788
                                                         ------------
                                                              665,036
                                                         ------------
STEEL-PRODUCERS -- 0.5%
  Arcelor Mittal, Class A NY Reg
    Shares............................       10,000           624,000
  Chaparral Steel Co. ................        1,700           122,179
  Nucor Corp. ........................        6,000           351,900
  POSCO ADR...........................        3,500           420,000
  Reliance Steel & Aluminum Co. ......        1,200            67,512
  Schnitzer Steel Industries, Inc,
    Class A...........................        4,850           232,509
                                                         ------------
                                                            1,818,100
                                                         ------------
STEEL-SPECIALTY -- 0.4%
  Allegheny Technologies, Inc. .......       13,800         1,447,344
                                                         ------------
TELECOM SERVICES -- 0.2%
  BCE, Inc. ..........................        6,500           245,635
  Clearwire Corp., Class A+...........          500            12,215
  Embarq Corp. .......................        2,200           139,414
  Iowa Telecommunications Services,
    Inc. .............................        3,400            77,282
  USA Mobility, Inc. .................        7,200           192,672
                                                         ------------
                                                              667,218
                                                         ------------
TELECOMMUNICATION EQUIPMENT -- 0.3%
  Alcatel-Lucent ADR..................       48,100           673,400
  CommScope, Inc.+....................        4,000           233,400
  Vtech Holdings, Ltd. ADR............        1,100            92,400
                                                         ------------
                                                              999,200
                                                         ------------
TELEPHONE-INTEGRATED -- 1.6%
  AT&T, Inc.+.........................       86,800         3,602,200
  Deutsche Telekom AG ADR.............        2,800            51,548
  France Telecom SA ADR...............        2,200            60,456
  Nippon Telegraph & Telephone Corp.
    ADR...............................        8,900           197,313
  Sprint Nextel Corp. ................       15,600           323,076
  Telstra Corp., Ltd. ADR.............        5,000            96,000
  Verizon Communications, Inc. .......       35,500         1,461,535
  Windstream Corp. ...................       33,753           498,194
                                                         ------------
                                                            6,290,322
                                                         ------------
TELEVISION -- 0.1%
  CBS Corp., Class B..................        9,200           306,544
                                                         ------------
TEXTILE-APPAREL -- 0.0%
  Cherokee, Inc. .....................        2,800           102,312
                                                         ------------
THERAPEUTICS -- 0.9%
  Amylin Pharmaceuticals, Inc.+.......        1,000            41,160
  CV Therapeutics, Inc.+..............        3,800            50,198
  Dendreon Corp.+.....................        2,700            19,116

---------------------
    26

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
THERAPEUTICS (CONTINUED)
  Gilead Sciences, Inc.+..............       85,400      $  3,310,958
  Isis Pharmaceuticals, Inc.+.........        7,000            67,760
  Progenics Pharmaceuticals, Inc.+....        4,000            86,280
  Theravance, Inc.+...................        3,800           121,600
                                                         ------------
                                                            3,697,072
                                                         ------------
TOBACCO -- 0.7%
  Altria Group, Inc. .................       12,500           876,750
  British American Tobacco PLC ADR....       10,300           712,142
  Imperial Tobacco Group PLC ADR......        5,600           516,488
  Reynolds American, Inc. ............        4,400           286,880
  UST, Inc. ..........................        6,000           322,260
                                                         ------------
                                                            2,714,520
                                                         ------------
TOYS -- 0.2%
  Hasbro, Inc. .......................        2,600            81,666
  Mattel, Inc. .......................       21,800           551,322
                                                         ------------
                                                              632,988
                                                         ------------
TRANSACTIONAL SOFTWARE -- 0.0%
  VeriFone Holdings, Inc.+............        2,900           102,225
                                                         ------------
TRANSPORT-EQUIPMENT & LEASING -- 0.0%
  Greenbrier Cos., Inc. ..............        3,100            93,682
                                                         ------------
TRANSPORT-MARINE -- 0.1%
  A/S Dampskibsselskabet Torm ADR.....        2,200            82,610
  Alexander & Baldwin, Inc. ..........        1,500            79,665
  American Commercial Lines, Inc.+....        2,600            67,730
                                                         ------------
                                                              230,005
                                                         ------------
TRANSPORT-RAIL -- 0.2%
  Norfolk Southern Corp. .............        4,200           220,794
  Union Pacific Corp. ................        4,300           495,145
                                                         ------------
                                                              715,939
                                                         ------------
TRANSPORT-SERVICES -- 0.2%
  Expeditors International of
    Washington, Inc. .................        7,000           289,100
  FedEx Corp. ........................        3,300           366,201
  Hub Group, Inc., Class A+...........        3,400           119,544
                                                         ------------
                                                              774,845
                                                         ------------
TRAVEL SERVICE -- 0.0%
  Ambassadors Group, Inc. ............        4,300           152,779
                                                         ------------
ULTRA SOUND IMAGING SYSTEMS -- 0.0%
  SonoSite, Inc.+.....................        6,000           188,580
                                                         ------------
VETERINARY DIAGNOSTICS -- 0.0%
  VCA Antech, Inc.+...................        4,813           181,402
                                                         ------------
WATER -- 0.0%
  California Water Service Group......          600            22,494
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
WEB PORTALS/ISP -- 1.3%
  Google, Inc., Class A+..............        8,475      $  4,435,646
  Yahoo!, Inc.+.......................       28,900           784,057
                                                         ------------
                                                            5,219,703
                                                         ------------
WIRE & CABLE PRODUCTS -- 0.1%
  General Cable Corp.+................        2,900           219,675
                                                         ------------
WIRELESS EQUIPMENT -- 0.5%
  Motorola, Inc. .....................       12,300           217,710
  Nokia Oyj ADR.......................       18,500           520,035
  QUALCOMM, Inc. .....................       29,800         1,293,022
                                                         ------------
                                                            2,030,767
                                                         ------------
TOTAL COMMON STOCK
  (cost $232,317,089).................                    269,984,822
                                                         ------------
ASSET BACKED SECURITIES -- 1.4%
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
  Banc of America Mtg. Securities,
    Inc. Series 2004-4, Class 2A1
    5.50% due 05/25/34(2).............  $ 1,173,789         1,148,805
  Countrywide Alternative Loan Trust
    Series 2003-13T1, Class A1
    4.00% due 08/25/33(2).............      197,920           194,716
  Countrywide Home Loans Series
    2003-50, Class A1
    5.00% due 11/25/18(2).............      779,770           749,320
  Countrywide Home Loans Series
    2004-4, Class A5
    5.25% due 05/25/34(2).............    1,500,000         1,472,010
  CS First Boston Mtg. Securities
    Corp. Series 2003-8, Class 1A1
    5.75% due 04/25/33(2).............      982,381           949,195
  Prime Mtg. Trust Series 2004-2,
    Class A2
    4.75% due 11/25/19(2).............    1,019,962           970,239
  WFS Financial Owner Trust Series
    2004-3, Class A4
    5.80% due 02/17/12................      223,050           220,819
                                                         ------------
TOTAL ASSET BACKED SECURITIES
  (cost $5,871,548)...................                      5,705,104
                                                         ------------
CONVERTIBLE BONDS & NOTES -- 0.1%
THERAPEUTICS -- 0.1%
  CV Therapeutics, Inc.
    Senior Sub. Debentures
    2.00% due 05/16/23 (cost
    $421,795).........................      500,000           436,875
                                                         ------------
CORPORATE BONDS & NOTES -- 7.3%
AEROSPACE/DEFENSE -- 0.1%
  Lockheed Martin Corp.
    Notes
    6.15% due 09/01/36................      500,000           498,605
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
AIRLINES -- 0.0%
  Northwest Airlines, Inc.
    Company Guar. Sec. PassThrough
    Certificates Series 96-1
    8.97% due 01/02/15................  $    26,006      $      7,802
                                                         ------------
BANKS-SUPER REGIONAL -- 0.2%
  Wells Fargo & Co.
    Sub. Notes
    4.63% due 04/15/14................      750,000           704,759
                                                         ------------
CABLE TV -- 0.1%
  FrontierVision Operating Partnership
    LP
    Senior Sub. Notes
    11.00% due 09/15/07+(4)...........      500,000                 0
  Tele-Communications, Inc.
    Senior Notes
    7.88% due 08/01/13................      500,000           547,885
                                                         ------------
                                                              547,885
                                                         ------------
CASINO HOTELS -- 0.6%
  Caesars Entertainment, Inc.
    Senior Notes
    7.50% due 09/01/09................      750,000           766,875
  Riviera Holdings Corp.
    Company Guar. Notes
    11.00% due 06/15/10...............    1,500,000         1,555,005
                                                         ------------
                                                            2,321,880
                                                         ------------
CASINO SERVICES -- 0.3%
  OED Corp./Diamond Jo LLC
    Company Guar.
    8.75% due 04/15/12................    1,250,000         1,250,000
                                                         ------------
ELECTRIC-INTEGRATED -- 1.3%
  Illinois Power Co.
    1st Mtg. Bonds
    7.50% due 06/15/09................      670,000           683,360
  Metropolitan Edison Co.
    Sec. Notes
    4.95% due 03/15/13................      500,000           475,061
  Mirant Americas Generation LLC
    Senior Notes
    8.50% due 10/01/21................    1,000,000         1,045,000
  Pacific Gas & Electric Co.
    Notes
    4.20% due 03/01/11................      500,000           478,707
  Pacificorp
    1st Mtg. Bonds
    5.25% due 06/15/35................    1,000,000           878,984
  Public Service Co. of New Mexico
    Senior Sub. Notes
    4.40% due 09/15/08................      500,000           492,164
  Texas-New Mexico Power Co.
    Senior Notes
    6.25% due 01/15/09................      500,000           503,980

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
ELECTRIC-INTEGRATED (CONTINUED)
  TXU Electric Delivery Co.
    Debentures
    7.00% due 09/01/22................  $   500,000      $    522,190
                                                         ------------
                                                            5,079,446
                                                         ------------
ENERGY-ALTERNATE SOURCES -- 0.0%
  Covanta Energy Corp.
    9.25% due 03/01/22+(3)(4).........    1,500,000                 0
  Ogden Corp.
    9.25% due 03/01/22+(3)(4).........    1,500,000                 0
                                                         ------------
                                                                    0
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.9%
  Citigroup, Inc.
    Sub. Notes
    5.00% due 09/15/14................    1,180,000         1,122,489
  Jefferies Group, Inc.
    Senior Notes
    7.75% due 03/15/12................      500,000           535,756
  Legg Mason, Inc.
    Senior Notes
    6.75% due 07/02/08................      500,000           504,961
  Merrill Lynch & Co., Inc.
    Senior Notes
    6.00% due 02/17/09................    1,000,000         1,008,945
  Morgan Stanley
    Senior Notes
    6.25% due 08/09/26................      500,000           498,059
                                                         ------------
                                                            3,670,210
                                                         ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
  Countrywide Financial Corp.
    Company Guar. Notes
    5.80% due 06/07/12................      100,000            99,296
                                                         ------------
FOOD-RETAIL -- 0.2%
  Fred Meyer, Inc.
    Company Guar.
    7.45% due 03/01/08................      800,000           809,975
                                                         ------------
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 0.4%
  Cardinal Health, Inc.
    Notes
    6.25% due 07/15/08................      225,000           226,362
  Cardinal Health, Inc.
    Senior Notes
    6.75% due 02/15/11................    1,500,000         1,553,068
                                                         ------------
                                                            1,779,430
                                                         ------------
MULTIMEDIA -- 0.4%
  Cox Enterprises, Inc.*
    Notes
    7.88% due 09/15/10................    1,500,000         1,581,729
                                                         ------------

---------------------
    28

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
  Allied Waste North America, Inc.
    Senior Notes
    7.88% due 04/15/13................  $   750,000      $    758,437
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10................      500,000           523,854
                                                         ------------
                                                            1,282,291
                                                         ------------
OIL COMPANIES-INTEGRATED -- 0.2%
  Petro-Canada
    Notes
    4.00% due 07/15/13................    1,000,000           906,428
                                                         ------------
OIL REFINING & MARKETING -- 0.3%
  Tesoro Corp.
    Company Guar.
    6.25% due 11/01/12................    1,000,000           992,500
                                                         ------------
OIL-FIELD SERVICES -- 0.2%
  Hanover Compressor Co.
    Senior Notes
    4.75% due 03/15/08................      750,000           735,000
                                                         ------------
PIPELINES -- 0.7%
  El Paso Natural Gas Co.
    Debentures
    7.50% due 11/15/26................    1,500,000         1,614,789
  El Paso Natural Gas Co.
    Bonds
    8.38% due 06/15/32................      500,000           586,299
  Southern Natural Gas Co.
    Notes
    8.00% due 03/01/32................      500,000           567,071
                                                         ------------
                                                            2,768,159
                                                         ------------
PUBLISHING-BOOKS -- 0.3%
  Reed Elsevier Capital
    Company Guar. Notes
    6.75% due 08/01/11................    1,000,000         1,035,827
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Health Care Property Investors, Inc.
    Senior Notes
    6.00% due 03/01/15................      750,000           733,297
  Shurgard Storage Centers, Inc.
    Notes
    5.88% due 03/15/13................    1,000,000         1,006,048
                                                         ------------
                                                            1,739,345
                                                         ------------
SAVINGS & LOANS/THRIFTS -- 0.0%
  Washington Mutual Bank
    Sub. Notes
    5.50% due 01/15/13................      125,000           122,157
                                                         ------------
SPECIAL PURPOSE ENTITY -- 0.1%
  CCM Merger, Inc.
    Notes
    8.00% due 08/01/13*...............      250,000           248,750
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
TELECOM SERVICES -- 0.3%
  Qwest Corp.
    Notes
    8.88% due 03/15/12................  $ 1,000,000      $  1,077,500
                                                         ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $28,703,198)..................                     29,258,974
                                                         ------------
FOREIGN CORPORATE BONDS & NOTES -- 0.5%
CRUISE LINES -- 0.2%
  Carnival Corp.
    Company Guar. Notes
    3.75% due 11/15/07................      250,000           248,509
  Royal Caribbean Cruises, Ltd.
    Senior Notes
    8.75% due 02/02/11................      500,000           540,169
                                                         ------------
                                                              788,678
                                                         ------------
TELEPHONE-INTEGRATED -- 0.3%
  Deutsche Telekom International
    Finance BV
    Company Guar. Bonds
    8.00% due 06/15/10................    1,000,000         1,065,859
                                                         ------------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $1,811,937)...................                      1,854,537
                                                         ------------
FOREIGN GOVERNMENT AGENCIES -- 0.2%
SOVEREIGN -- 0.2%
  Federal Republic of Brazil
    Notes
    8.00% due 01/15/18
    (cost $678,820)...................      791,000           869,309
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 15.7%
FEDERAL HOME LOAN MTG. CORP. -- 7.0%
    4.50% due 01/01/19................      860,555           820,247
    4.50% due 07/01/19................    1,002,672           954,152
    4.50% due 06/01/35................    1,311,381         1,193,513
    5.00% due 06/01/33................      564,256           531,674
    5.00% due 08/01/33................    1,575,524         1,484,365
    5.00% due 05/01/34................    2,517,362         2,369,596
    5.00% due 04/01/35................      799,212           752,299
    5.00% due 10/01/35................      900,896           846,674
    5.00% due 02/01/36................      732,993           688,876
    5.50% due 11/01/17................      234,275           231,583
    5.50% due 01/01/18................      353,475           349,413
    5.50% due 11/01/18................      462,124           456,702
    5.50% due 07/01/19................      493,961           487,883
    5.50% due 05/01/31................      269,876           261,517
    5.50% due 11/01/32................      662,206           641,728
    5.50% due 04/01/33................    1,029,438           997,617
    5.50% due 08/01/33................      499,093           484,290
    5.50% due 12/01/33................      868,311           841,478
    5.50% due 01/01/34................    1,820,325         1,762,314
    5.50% due 11/01/34................    1,073,978         1,039,752
    5.50% due 09/01/35................    1,047,117         1,012,280
    5.50% due 01/01/36................      878,833           849,594
    5.50% due 04/01/36................      930,825           898,218

                                                           ---------------------

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL HOME LOAN MTG. CORP.
  (CONTINUED)
    6.00% due 04/01/17................  $   182,931      $    183,956
    6.00% due 05/01/17................      320,375           322,168
    6.00% due 05/01/31................      149,578           149,225
    6.00% due 09/01/32................       85,670            85,411
    6.00% due 12/01/33................      592,102           590,602
    6.00% due 05/01/34................      636,253           632,564
    6.00% due 01/01/35................    1,267,142         1,255,896
    6.07% due 03/01/37(5).............      999,927         1,004,063
    6.50% due 02/01/14................      123,170           125,981
    6.50% due 01/01/32................      274,930           280,522
    7.00% due 02/01/15................       28,932            29,808
    7.00% due 03/01/15................       76,426            78,810
    7.00% due 06/01/15................       35,014            36,141
    7.00% due 12/01/15................        6,851             7,072
    7.00% due 03/01/16................       87,398            90,210
    7.00% due 02/01/27................       80,362            83,065
    7.00% due 05/01/30................          201               207
    7.00% due 01/01/32................       71,659            73,964
    7.50% due 12/01/30................       98,133           102,439
    7.50% due 01/01/31................       99,530           103,897
    7.50% due 02/01/31................       20,466            21,364
    8.00% due 08/01/30................       14,098            14,860
  Federal Home Loan Mtg. Corp.,
    REMIC Series 2981, Class PC
    5.50% due 10/15/31(2).............    2,000,000         1,971,217
    Series 2808, Class PG
    5.50% due 04/15/33(2).............      600,000           580,016
    Series 2449, Class ND
    6.50% due 05/15/30(2).............      561,629           564,065
                                                         ------------
                                                           28,343,288
                                                         ------------
FEDERAL NATIONAL MTG. ASSOC. -- 7.5%
    3.25% due 11/15/07................    1,000,000           992,274
    4.00% due 09/01/18................    1,258,656         1,171,401
    4.00% due 10/01/18................    2,876,023         2,676,647
    4.50% due 12/01/18................      541,500           516,243
    4.50% due 11/01/19................    1,052,631         1,001,496
    5.00% due 01/01/18................    1,002,481           972,517
    5.00% due 06/01/18................      914,674           887,520
    5.00% due 10/01/18................      651,640           632,205
    5.00% due 12/01/19................      921,101           892,431
    5.00% due 04/01/34................    1,319,642         1,241,693
    5.00% due 06/01/34................      853,231           802,832
    5.50% due 01/01/17................      382,088           379,510
    5.50% due 02/01/33................      996,915           968,176
    5.50% due 05/01/33................      526,825           510,691
    5.50% due 06/01/33................      863,055           836,651
    5.50% due 02/01/34................    1,439,373         1,388,251
    5.50% due 04/01/34................      475,171           460,053
    5.50% due 08/01/34................      741,763           715,268
    5.50% due 09/01/34................    1,137,181         1,096,798
    5.50% due 01/01/35................      774,194           749,563

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
FEDERAL NATIONAL MTG. ASSOC.
  (CONTINUED)
    5.50% due 02/01/35................  $   742,652      $    718,094
    5.50% due 03/01/35................      970,655           939,774
    5.80% due 07/16/13(7).............    1,000,000           994,606
    6.00% due 08/01/18................       76,030            76,401
    6.00% due 10/01/22................      408,348           409,820
    6.00% due 05/01/31................      248,074           247,087
    6.00% due 08/01/31................      433,191           431,467
    6.00% due 04/01/32................      271,578           270,319
    6.00% due 01/01/34................      530,468           527,358
    6.00% due 09/01/34................      778,085           772,378
    6.00% due 10/01/35................      772,245           765,310
    6.25% due 02/01/11................    1,000,000         1,033,537
    6.50% due 06/01/19................       65,705            67,334
    6.50% due 09/01/24................      124,194           125,909
    6.50% due 09/01/25................       20,077            20,420
    6.50% due 11/01/25................       38,709            39,369
    6.50% due 05/01/26................       27,552            28,022
    6.50% due 11/01/27................        1,512             1,542
    6.50% due 07/01/29................      245,737           250,968
    6.50% due 07/01/31................       11,374            11,595
    6.50% due 01/01/32................       71,073            72,455
    6.50% due 03/01/32................      316,738           322,494
    6.50% due 04/01/32................      417,489           424,883
    6.50% due 12/01/32................      165,477           168,407
    6.50% due 07/01/34................      326,684           331,720
    7.00% due 05/01/15................        2,607             2,684
    7.00% due 12/01/15................        5,168             5,321
    7.00% due 01/01/16................       56,168            57,831
    7.00% due 04/01/16................       20,113            20,720
    7.00% due 05/01/29................       39,927            41,402
    7.00% due 09/01/29................       21,006            21,778
    7.00% due 12/01/29................        8,146             8,447
    7.00% due 01/01/31................       18,126            18,798
    7.00% due 07/01/31................       61,422            63,661
    7.50% due 02/01/16................      242,096           249,326
    7.50% due 11/01/30................       98,838           101,816
    7.50% due 01/01/31................      182,410           190,422
    7.50% due 02/01/31................       56,620            59,094
    7.50% due 03/01/31................       89,888            92,753
    8.00% due 01/01/16................      374,962           392,049
  Federal National Mtg. Assoc.,
    REMIC Series 1993-248, Class SA
    5.00% due 08/25/23(2)(5)..........      256,889           246,456
    Series 2002-16, Class TM
    7.00% due 04/25/32(2).............      658,478           682,621
                                                         ------------
                                                           30,198,668
                                                         ------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 1.2%
    5.50% due 07/20/33................      772,482           750,045
    5.50% due 02/20/34................      540,312           524,450
    5.50% due 03/20/34................      520,321           505,046
    6.00% due 05/20/32................      227,423           226,824
    6.00% due 07/20/33................      453,457           453,294
    6.00% due 08/15/34................      858,584           855,565
    6.50% due 11/15/23................      114,383           116,637
    6.50% due 12/15/23................      423,955           432,310

---------------------
    30

ANCHOR SERIES TRUST ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
GOVERNMENT NATIONAL MTG. ASSOC.
  (CONTINUED)
    6.50% due 02/15/24................  $    90,516      $     92,308
    6.50% due 03/20/27................        9,328             9,533
    6.50% due 04/20/27................       51,774            52,908
    6.50% due 07/15/32................      161,843           165,086
    6.50% due 04/20/34................      303,607           309,386
    7.00% due 12/15/22................       21,856            22,751
    7.00% due 05/15/23................        6,547             6,823
    7.00% due 06/15/23................        8,988             9,367
    7.00% due 12/15/23................       23,009            23,966
    7.00% due 04/15/28................       14,749            15,375
    7.50% due 08/15/30................       16,979            17,782
    7.50% due 09/15/30................        8,598             9,005
    7.50% due 11/15/30................       47,944            50,210
    7.50% due 01/15/31................       39,933            41,813
  Government National Mtg. Assoc.,
    Series 2002-70, Class PA
    4.50% due 08/20/32(2).............      115,627           110,042
                                                         ------------
                                                            4,800,526
                                                         ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $65,490,959)..................                     63,342,482
                                                         ------------
U.S. GOVERNMENT TREASURIES -- 2.5%
U.S. TREASURY BONDS -- 0.5%
    4.50% due 02/15/36................      500,000           452,735
    5.38% due 02/15/31................    1,350,000         1,386,281
                                                         ------------
                                                            1,839,016
                                                         ------------
U.S. TREASURY NOTES -- 2.0%
    3.25% due 08/15/08................      500,000           490,625
    3.50% due 12/15/09................    1,000,000           968,203
    4.00% due 11/15/12................    3,000,000         2,876,016
    4.25% due 08/15/14................    2,000,000         1,913,124
    5.13% due 05/15/16................    2,000,000         2,011,250
                                                         ------------
                                                            8,259,218
                                                         ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $10,471,357)..................                     10,098,234
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $345,766,703).................                    381,550,337
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
REPURCHASE AGREEMENT -- 5.1%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.70%, dated 06/30/07, to be
    repurchased 07/02/07 in the amount
    of $20,683,375 and collateralized
    by $18,710,000 of United States
    Treasury Bonds, bearing interest
    at
    6.25% due 08/15/23 and having
    approximate value of $21,095,525
  (cost $20,677,000)..................  $20,677,000      $ 20,677,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $366,443,703)(6)..............         99.6%      402,227,337
Other assets less liabilities.........          0.4         1,754,914
                                        -----------      ------------
NET ASSETS............................        100.0%     $403,982,251
                                        ===========      ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $1,830,479 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Consists of more than one type of security traded together as a unit.
(2)  Collateralized Mortgaged Obligation
(3)  Fair valued security; see Note 2
(4)  Illiquid security
(5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(6)  See Note 6 for cost of investments on a tax basis.
(7) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
ADR  -- American Depository Receipt
REMIC  -- Real Estate Mortgage Investment Conduit

See Notes to Financials Statements

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker..........................    5.7%
Diversified Manufacturing Operations......................    4.9
Oil Companies-Integrated..................................    4.8
Medical-Drugs.............................................    4.3
Banks-Super Regional......................................    3.9
Electric-Integrated.......................................    3.6
Medical-HMO...............................................    3.5
Oil Companies-Exploration & Production....................    3.2
Oil & Gas Drilling........................................    2.9
Machinery-Construction & Mining...........................    2.6
Medical-Biomedical/Gene...................................    2.5
Computers.................................................    2.4
Diversified Minerals......................................    2.4
Networking Products.......................................    2.4
Repurchase Agreements.....................................    2.4
Computers-Memory Devices..................................    2.2
Medical Instruments.......................................    2.1
Web Portals/ISP...........................................    2.0
Applications Software.....................................    1.9
Telecom Equipment-Fiber Optics............................    1.9
Telephone-Integrated......................................    1.9
Banks-Fiduciary...........................................    1.8
Retail-Office Supplies....................................    1.8
Investment Management/Advisor Services....................    1.5
Electronic Forms..........................................    1.4
Retail-Discount...........................................    1.4
Tobacco...................................................    1.4
Aerospace/Defense.........................................    1.3
Semiconductors Components-Intergrated Circuits............    1.3
Consulting Services.......................................    1.2
Metal Processors & Fabrication............................    1.2
Insurance-Property/Casualty...............................    1.1
Metal-Diversified.........................................    1.1
Multimedia................................................    1.1
Semiconductor Equipment...................................    1.1
Television................................................    1.1
Insurance-Multi-line......................................    1.0
Oil Field Machinery & Equipment...........................    1.0
Wireless Equipment........................................    1.0
Cosmetics & Toiletries....................................    0.9
E-Commerce/Services.......................................    0.9
Retail-Regional Department Stores.........................    0.9
Cellular Telecom..........................................    0.8
Electronic Connectors.....................................    0.8
Aerospace/Defense-Equipment...............................    0.7
Athletic Footwear.........................................    0.7
Beverages-Non-alcoholic...................................    0.7
Apparel Manufacturers.....................................    0.6
Commercial Services.......................................    0.6
Enterprise Software/Service...............................    0.6
Machinery-Pumps...........................................    0.6
Medical-Generic Drugs.....................................    0.6
Pipelines.................................................    0.6
Data Processing/Management................................    0.5
Electronic Components-Semiconductors......................    0.5
Engineering/R&D Services..................................    0.5
Medical-Wholesale Drug Distribution.......................    0.5
Retail-Major Department Stores............................    0.5
Commercial Services-Finance...............................    0.4
Instruments-Scientific....................................    0.4
Oil-Field Services........................................    0.4
                                                            -----
                                                            100.0%
                                                            =====

------------
* Calculated as a percentage of Net Assets

---------------------
    32

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK -- 97.6%
AEROSPACE/DEFENSE -- 1.3%
  Boeing Co.+......................          1,155      $   111,065
  General Dynamics Corp. ..........          1,370          107,161
                                                        -----------
                                                            218,226
                                                        -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.7%
  United Technologies Corp. .......          1,715          121,645
                                                        -----------
APPAREL MANUFACTURER -- 0.6%
  Carter's, Inc.+..................          4,300          111,542
                                                        -----------
APPLICATIONS SOFTWARE -- 1.9%
  Microsoft Corp. .................         11,145          328,443
                                                        -----------
ATHLETIC FOOTWEAR -- 0.7%
  NIKE, Inc., Class B..............          2,000          116,580
                                                        -----------
BANKS-FIDUCIARY -- 1.8%
  State Street Corp. ..............          4,490          307,116
                                                        -----------
BANKS-SUPER REGIONAL -- 3.9%
  Bank of America Corp. ...........          5,875          287,229
  PNC Financial Services Group,
    Inc. ..........................          5,355          383,311
                                                        -----------
                                                            670,540
                                                        -----------
BEVERAGES-NON-ALCOHOLIC -- 0.7%
  PepsiCo, Inc. ...................          1,745          113,163
                                                        -----------
CELLULAR TELECOM -- 0.8%
  America Movil SAB de CV ADR......          2,200          136,246
                                                        -----------
COMMERCIAL SERVICES -- 0.6%
  Alliance Data Systems Corp.+.....          1,300          100,464
                                                        -----------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  H&R Block, Inc. .................          3,100           72,447
                                                        -----------
COMPUTERS -- 2.4%
  Apple, Inc.+.....................            200           24,408
  Hewlett-Packard Co. .............          4,590          204,806
  International Business Machines
    Corp. .........................          1,800          189,450
                                                        -----------
                                                            418,664
                                                        -----------
COMPUTERS-MEMORY DEVICES -- 2.2%
  EMC Corp.+.......................         21,425          387,793
                                                        -----------
CONSULTING SERVICES -- 1.2%
  Accenture Ltd., Class A..........          4,690          201,154
                                                        -----------
COSMETICS & TOILETRIES -- 0.9%
  Colgate-Palmolive Co. ...........            900           58,365
  Procter & Gamble Co. ............          1,535           93,927
                                                        -----------
                                                            152,292
                                                        -----------
DATA PROCESSING/MANAGEMENT -- 0.5%
  Automatic Data Processing,
    Inc. ..........................          1,845           89,427
                                                        -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.9%
  Danaher Corp. ...................          2,805          211,777
  Dover Corp. .....................          3,345          171,097
  General Electric Co. ............         12,320          471,610
                                                        -----------
                                                            854,484
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 2)
DIVERSIFIED MINERALS -- 2.4%
  Cia Vale do Rio Doce ADR.........          9,235      $   411,419
                                                        -----------
E-COMMERCE/SERVICES -- 0.9%
  priceline.com, Inc.+.............          2,350          161,539
                                                        -----------
ELECTRIC-INTEGRATED -- 3.6%
  American Electric Power Co.,
    Inc. ..........................          7,200          324,288
  Dominion Resources, Inc. ........          1,530          132,054
  Exelon Corp. ....................          1,000           72,600
  FirstEnergy Corp. ...............            400           25,892
  MDU Resources Group, Inc. .......          2,600           72,904
                                                        -----------
                                                            627,738
                                                        -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.5%
  Altera Corp. ....................          2,660           58,866
  Texas Instruments, Inc. .........            700           26,341
                                                        -----------
                                                             85,207
                                                        -----------
ELECTRONIC CONNECTORS -- 0.8%
  Amphenol Corp., Class A..........          2,700           96,255
  Thomas & Betts Corp.+............            600           34,800
                                                        -----------
                                                            131,055
                                                        -----------
ELECTRONIC FORMS -- 1.4%
  Adobe Systems, Inc.+.............          6,240          250,536
                                                        -----------
ENGINEERING/R&D SERVICES -- 0.5%
  Fluor Corp. .....................            830           92,437
                                                        -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.6%
  Oracle Corp.+....................          5,700          112,347
                                                        -----------
FINANCE-INVESTMENT BANKER/BROKER -- 5.7%
  Citigroup, Inc. .................          9,227          473,253
  E*TRADE Financial Corp.+.........          4,200           92,778
  Merrill Lynch & Co., Inc. .......          1,750          146,265
  The Goldman Sachs Group, Inc. ...            640          138,720
  UBS AG...........................          2,285          137,123
                                                        -----------
                                                            988,139
                                                        -----------
INSTRUMENTS-SCIENTIFIC -- 0.4%
  Waters Corp.+....................          1,300           77,168
                                                        -----------
INSURANCE-MULTI-LINE -- 1.0%
  ACE, Ltd. .......................          2,720          170,054
                                                        -----------
INSURANCE-PROPERTY/CASUALTY -- 1.1%
  W.R. Berkley Corp. ..............          5,985          194,752
                                                        -----------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 1.5%
  Affiliated Managers Group,
    Inc.+..........................          1,000          128,760
  Franklin Resources, Inc. ........          1,000          132,470
                                                        -----------
                                                            261,230
                                                        -----------
MACHINERY-CONSTRUCTION & MINING -- 2.6%
  Caterpillar, Inc. ...............          3,850          301,455
  Joy Global, Inc. ................            800           46,664
  Terex Corp.+.....................          1,300          105,690
                                                        -----------
                                                            453,809
                                                        -----------

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
 2/3v
MACHINERY-PUMPS -- 0.6%
  Graco, Inc. .....................          2,600      $   104,728
                                                        -----------
MEDICAL INSTRUMENTS -- 2.1%
  Medtronic, Inc. .................          5,170          268,116
  St. Jude Medical, Inc.+..........          2,100           87,129
                                                        -----------
                                                            355,245
                                                        -----------
MEDICAL-BIOMEDICAL/GENE -- 2.5%
  Amgen, Inc.+.....................          2,770          153,154
  Genentech, Inc.+.................          2,070          156,616
  Genzyme Corp.+...................          2,000          128,800
                                                        -----------
                                                            438,570
                                                        -----------
MEDICAL-DRUGS -- 4.3%
  Abbott Laboratories..............          1,475           78,986
  Cephalon, Inc.+..................          1,700          136,663
  Daiichi Sankyo Co., Ltd. ........          2,175           58,181
  Eli Lilly & Co. .................          5,105          285,267
  Sanofi-Aventis ADR...............          1,485           59,801
  Schering-Plough Corp. ...........          4,215          128,305
                                                        -----------
                                                            747,203
                                                        -----------
MEDICAL-GENERIC DRUGS -- 0.6%
  Teva Pharmaceutical Industries,
    Ltd. ADR.......................          2,600          107,250
                                                        -----------
MEDICAL-HMO -- 3.5%
  Coventry Health Care, Inc.+......          1,600           92,240
  Health Net, Inc.+................          2,400          126,720
  UnitedHealth Group, Inc. ........          4,400          225,016
  WellPoint, Inc.+.................          1,915          152,874
                                                        -----------
                                                            596,850
                                                        -----------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.5%
  Cardinal Health, Inc. ...........          1,200           84,768
                                                        -----------
METAL PROCESSORS & FABRICATION -- 1.2%
  Precision Castparts Corp. .......          1,700          206,312
                                                        -----------
METAL-DIVERSIFIED -- 1.1%
  Freeport-McMoRan Copper & Gold,
    Inc. ..........................          2,300          190,486
                                                        -----------
MULTIMEDIA -- 1.1%
  Time Warner, Inc. ...............          3,035           63,856
  Viacom, Inc., Class B+...........          3,025          125,931
                                                        -----------
                                                            189,787
                                                        -----------
NETWORKING PRODUCTS -- 2.4%
  Cisco Systems, Inc.+.............         14,795          412,041
                                                        -----------
OIL & GAS DRILLING -- 2.9%
  GlobalSantaFe Corp. .............          6,910          499,248
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 2)
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 3.2%
  Apache Corp. ....................          2,160      $   176,234
  EOG Resources, Inc. .............          3,765          275,071
  Woodside Petroleum, Ltd. ADR.....          2,400           93,600
                                                        -----------
                                                            544,905
                                                        -----------
OIL COMPANIES-INTEGRATED -- 4.8%
  ConocoPhillips...................          2,580          202,530
  Exxon Mobil Corp. ...............          7,550          633,294
                                                        -----------
                                                            835,824
                                                        -----------
OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
  Cameron International Corp.+.....          1,100           78,617
  Complete Production Services,
    Inc.+..........................          3,800           98,230
                                                        -----------
                                                            176,847
                                                        -----------
OIL-FIELD SERVICES -- 0.4%
  Halliburton Co. .................          1,964           67,758
                                                        -----------
PIPELINES -- 0.6%
  Williams Cos., Inc. .............          3,070           97,073
                                                        -----------
RETAIL-DISCOUNT -- 1.4%
  Target Corp. ....................          1,450           92,220
  Wal-Mart Stores, Inc. ...........          2,965          142,646
                                                        -----------
                                                            234,866
                                                        -----------
RETAIL-MAJOR DEPARTMENT STORES -- 0.5%
  J.C. Penney Co., Inc. ...........          1,100           79,618
                                                        -----------
RETAIL-OFFICE SUPPLIES -- 1.8%
  Staples, Inc. ...................         12,890          305,880
                                                        -----------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.9%
  Kohl's Corp.+....................          2,255          160,173
                                                        -----------
SEMICONDUCTOR EQUIPMENT -- 1.1%
  Lam Research Corp.+..............          3,765          193,521
                                                        -----------
SEMICONDUCTORS COMPONENTS-
  INTEGRATED CIRCUITS -- 1.3%
  Maxim Integrated Products,
    Inc. ..........................          6,480          216,497
                                                        -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.9%
  Corning, Inc. ...................         12,555          320,780
                                                        -----------
TELEPHONE-INTEGRATED -- 1.9%
  AT&T, Inc. ......................          7,970          330,755
                                                        -----------
TELEVISION -- 1.1%
  CBS Corp., Class B...............          5,740          191,257
                                                        -----------
TOBACCO -- 1.4%
  Altria Group, Inc. ..............          2,670          187,274
  Loews Corp. -- Carolina Group....            700           54,089
                                                        -----------
                                                            241,363
                                                        -----------
WEB PORTALS/ISP -- 2.0%
  Google, Inc., Class A+...........            580          303,560
  Yahoo!, Inc.+....................          1,500           40,695
                                                        -----------
                                                            344,255
                                                        -----------

---------------------
    34

ANCHOR SERIES TRUST GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         SHARES/
                                        PRINCIPAL          VALUE
       SECURITY DESCRIPTION               AMOUNT         (NOTE 2)
-------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.0%
  Nokia Oyj ADR....................          4,000      $   112,440
  QUALCOMM, Inc. ..................          1,340           58,143
                                                        -----------
                                                            170,583
                                                        -----------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $14,871,319)...............                      16,862,099
                                                        -----------
REPURCHASE AGREEMENT -- 2.4%
  Banc of America Joint Repurchase
    Agreement
    (cost $410,000)(1).............    $   410,000          410,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $15,281,319)(2)............          100.0%      17,272,099
Liabilities in excess of other
  assets...........................            0.0           (4,915)
                                       -----------      -----------
NET ASSETS.........................          100.0%     $17,267,184
                                       ===========      ===========

------------

+    Non-income producing security
(1)  See Note 2 for detail of Joint Repurchase Agreement.
(2)  See Note 6 for cost of investment on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Medical-Drugs.............................................    4.2%
Electric-Integrated.......................................    3.9
Finance-Investment Banker/Broker..........................    3.9
Diversified Manufactured Operations.......................    3.7
Oil & Gas Drilling........................................    3.7
Oil Companies-Exploration & Production....................    3.6
Medical-HMO...............................................    3.2
Banks-Super Regional......................................    3.0
Electronic Connectors.....................................    2.5
Machinery-Construction & Mining...........................    2.4
Oil Companies-Integrated..................................    2.3
Banks-Fiduciary...........................................    2.2
Electronic Components-Semiconductors......................    2.2
Investment Management/Advisor Services....................    2.2
Networking Products.......................................    2.2
Medical-Biomedical/Gene...................................    2.1
Repurchase Agreements.....................................    2.0
Metal-Diversified.........................................    1.8
Computers-Memory Devices..................................    1.7
Diversified Minerals......................................    1.6
Tobacco...................................................    1.6
Electronic Forms..........................................    1.5
Semiconductor Equipment...................................    1.5
Television................................................    1.5
Retail-Office Supplies....................................    1.4
Aerospace/Defense.........................................    1.3
Semiconductors Components-Intergrated Circuits............    1.3
Commercial Services.......................................    1.2
Commercial Services-Finance...............................    1.2
Web Portals/ISP...........................................    1.2
Metal Processors & Fabrication............................    1.1
Oil Field Machinery & Equipment...........................    1.1
Retail-Apparel/Shoe.......................................    1.1
Consulting Services.......................................    1.0
E-Commerce/Services.......................................    1.0
Medical-Wholesale Drug Distribution.......................    1.0
Multimedia................................................    1.0
Telecom Equipment-Fiber Optics............................    1.0
Auto-Heavy Duty Trucks....................................    0.9
Electronic Components-Misc. ..............................    0.9
Insurance-Multi-line......................................    0.9
Insurance-Property/Casualty...............................    0.9
Machinery-Pumps...........................................    0.9
Medical Instruments.......................................    0.9
Apparel Manufacturers.....................................    0.8
Computer Services.........................................    0.8
Human Resources...........................................    0.8
Medical-Generic Drugs.....................................    0.8
Transport-Services........................................    0.8
Applications Software.....................................    0.7
Beverages-Non-alcoholic...................................    0.7
Motion Pictures & Services................................    0.7
Retail-Auto Parts.........................................    0.7
Retail-Restaurants........................................    0.7
Aerospace/Defense-Equipment...............................    0.6
Computer Aided Design.....................................    0.6
Instruments-Scientific....................................    0.6
Insurance-Reinsurance.....................................    0.6
Office Furnishings-Original...............................    0.6
Oil-Field Services........................................    0.6
Pipelines.................................................    0.6
Telephone-Integrated......................................    0.6
Computers.................................................    0.5
Cosmetics & Toiletries....................................    0.5
Engineering/R&D Services..................................    0.5
Medical-Outpatient/Home Medical...........................    0.5
Oil Refining & Marketing..................................    0.5
Pharmacy Services.........................................    0.5
Retail-Discount...........................................    0.5
Retail-Regional Department Stores.........................    0.5
Data Processing/Management................................    0.4
Retail-Catalog Shopping...................................    0.4
Insurance-Life/Health.....................................    0.3
Wireless Equipment........................................    0.3
Advertising Sales.........................................    0.2
Dental Supplies & Equipment...............................    0.2
                                                            -----
                                                             99.9%
                                                            =====

------------
* Calculated as a percentage of Net Assets

---------------------
    36

ANCHOR SERIES TRUST GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 97.9%
ADVERTISING SALES -- 0.2%
  Focus Media Holding, Ltd. ADR+......       35,500      $  1,792,750
                                                         ------------
AEROSPACE/DEFENSE -- 1.3%
  Boeing Co. .........................       53,490         5,143,598
  General Dynamics Corp. .............       68,485         5,356,897
                                                         ------------
                                                           10,500,495
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  United Technologies Corp. ..........       75,820         5,377,913
                                                         ------------
APPAREL MANUFACTURER -- 0.8%
  Carter's, Inc.+.....................      247,700         6,425,338
                                                         ------------
APPLICATIONS SOFTWARE -- 0.7%
  Microsoft Corp. ....................      192,855         5,683,437
                                                         ------------
AUTO-HEAVY DUTY TRUCKS -- 0.9%
  Oshkosh Truck Corp., Class B........      114,300         7,191,756
                                                         ------------
BANKS-FIDUCIARY -- 2.2%
  State Street Corp. .................      271,160        18,547,344
                                                         ------------
BANKS-SUPER REGIONAL -- 3.0%
  Bank of America Corp. ..............      117,370         5,738,219
  PNC Financial Services Group,
    Inc. .............................      270,905        19,391,380
                                                         ------------
                                                           25,129,599
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.7%
  PepsiCo, Inc. ......................       88,295         5,725,931
                                                         ------------
COMMERCIAL SERVICES -- 1.2%
  Quanta Services, Inc.+..............      131,400         4,030,038
  Steiner Leisure, Ltd.+..............      122,600         6,022,112
                                                         ------------
                                                           10,052,150
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 1.2%
  H&R Block, Inc. ....................      424,050         9,910,048
                                                         ------------
COMPUTER AIDED DESIGN -- 0.6%
  Autodesk, Inc.+.....................      105,300         4,957,524
                                                         ------------
COMPUTER SERVICES -- 0.8%
  DST Systems, Inc.+..................       84,000         6,653,640
                                                         ------------
COMPUTERS -- 0.5%
  Hewlett-Packard Co. ................       91,875         4,099,463
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 1.7%
  EMC Corp.+..........................      767,170        13,885,777
                                                         ------------
CONSULTING SERVICES -- 1.0%
  Accenture Ltd., Class A.............      197,500         8,470,775
                                                         ------------
COSMETICS & TOILETRIES -- 0.5%
  Procter & Gamble Co. ...............       70,250         4,298,598
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 0.4%
  Automatic Data Processing, Inc. ....       76,420         3,704,077
                                                         ------------
DENTAL SUPPLIES & EQUIPMENT -- 0.2%
  Patterson Cos., Inc.+...............       46,000         1,714,420
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 3.7%
  Danaher Corp. ......................      136,875      $ 10,334,063
  Dover Corp. ........................      217,235        11,111,570
  General Electric Co. ...............      242,580         9,285,962
                                                         ------------
                                                           30,731,595
                                                         ------------
DIVERSIFIED MINERALS -- 1.6%
  Cia Vale do Rio Doce ADR............      306,905        13,672,618
                                                         ------------
E-COMMERCE/SERVICES -- 1.0%
  Priceline.com, Inc.+................      126,900         8,723,106
                                                         ------------
ELECTRIC-INTEGRATED -- 3.9%
  American Electric Power Co.,
    Inc. .............................      397,300        17,894,392
  Dominion Resources, Inc. ...........       69,710         6,016,670
  Exelon Corp. .......................       28,200         2,047,320
  FirstEnergy Corp. ..................       28,600         1,851,278
  MDU Resources Group, Inc. ..........      177,900         4,988,316
                                                         ------------
                                                           32,797,976
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 0.9%
  Benchmark Electronics, Inc.+........      336,800         7,618,416
                                                         ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 2.2%
  Altera Corp. .......................      324,635         7,184,173
  MEMC Electronic Materials, Inc.+....       60,600         3,703,872
  QLogic Corp.+.......................      347,600         5,787,540
  Texas Instruments, Inc. ............       47,100         1,772,373
                                                         ------------
                                                           18,447,958
                                                         ------------
ELECTRONIC CONNECTORS -- 2.5%
  Amphenol Corp. , Class A............      219,500         7,825,175
  Thomas & Betts Corp.+...............      228,200        13,235,600
                                                         ------------
                                                           21,060,775
                                                         ------------
ELECTRONIC FORMS -- 1.5%
  Adobe Systems, Inc.+................      311,088        12,490,183
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.5%
  Fluor Corp. ........................       38,470         4,284,404
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 3.9%
  Citigroup, Inc. ....................      309,871        15,893,284
  E*TRADE Financial Corp.+............      178,800         3,949,692
  Merrill Lynch & Co., Inc. ..........       76,190         6,367,960
  UBS AG..............................      104,650         6,280,046
                                                         ------------
                                                           32,490,982
                                                         ------------
HUMAN RESOURCES -- 0.8%
  Manpower, Inc. .....................       74,900         6,908,776
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
  Waters Corp.+.......................       89,600         5,318,656
                                                         ------------
INSURANCE-LIFE/HEALTH -- 0.3%
  Principal Financial Group...........       37,960         2,212,688
                                                         ------------
INSURANCE-MULTI-LINE -- 0.9%
  ACE, Ltd. ..........................      126,360         7,900,027
                                                         ------------

                                                           ---------------------

ANCHOR SERIES TRUST GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
INSURANCE-PROPERTY/CASUALTY -- 0.9%
  W.R. Berkley Corp. .................      237,050      $  7,713,607
                                                         ------------
INSURANCE-REINSURANCE -- 0.6%
  Endurance Specialty Holdings,
    Ltd. .............................      134,400         5,381,376
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 2.2%
  Affiliated Managers Group, Inc.+....       57,200         7,365,072
  Franklin Resources, Inc. ...........       43,700         5,788,939
  Invesco PLC ADR.....................      113,200         2,926,220
  Nuveen Investments Inc., Class A....       43,400         2,697,310
                                                         ------------
                                                           18,777,541
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 2.4%
  Caterpillar, Inc. ..................      111,715         8,747,284
  Joy Global, Inc. ...................       91,200         5,319,696
  Terex Corp.+........................       72,400         5,886,120
                                                         ------------
                                                           19,953,100
                                                         ------------
MACHINERY-PUMPS -- 0.9%
  Graco, Inc. ........................      180,200         7,258,456
                                                         ------------
MEDICAL INSTRUMENTS -- 0.9%
  Medtronic, Inc. ....................      147,495         7,649,091
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 2.1%
  Amgen, Inc.+........................       43,610         2,411,197
  Genentech, Inc.+....................       43,300         3,276,078
  Genzyme Corp.+......................       84,900         5,467,560
  Invitrogen Corp.+...................       81,900         6,040,125
                                                         ------------
                                                           17,194,960
                                                         ------------
MEDICAL-DRUGS -- 4.2%
  Abbott Laboratories.................       67,790         3,630,154
  Cephalon, Inc.+.....................       75,600         6,077,484
  Daiichi Sankyo Co., Ltd. ...........      100,835         2,697,336
  Eli Lilly & Co. ....................      259,210        14,484,655
  Sanofi-Aventis ADR..................       60,975         2,455,463
  Schering-Plough Corp. ..............      192,290         5,853,308
                                                         ------------
                                                           35,198,400
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.8%
  Barr Pharmaceuticals, Inc.+.........      135,700         6,816,211
                                                         ------------
MEDICAL-HMO -- 3.2%
  Coventry Health Care, Inc.+.........      189,900        10,947,735
  Health Net, Inc.+...................      165,800         8,754,240
  WellPoint, Inc.+....................       88,000         7,025,040
                                                         ------------
                                                           26,727,015
                                                         ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
  Amedisys, Inc.+.....................      110,999         4,032,594
                                                         ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 1.0%
  Cardinal Health, Inc. ..............      118,200         8,349,648
                                                         ------------
METAL PROCESSORS & FABRICATION -- 1.1%
  Precision Castparts Corp. ..........       78,100         9,478,216
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
METAL-DIVERSIFIED -- 1.8%
  Freeport-McMoRan Copper & Gold,
    Inc. .............................      183,110      $ 15,165,170
                                                         ------------
MOTION PICTURES & SERVICES -- 0.7%
  Dreamworks Animation SKG, Inc.,
    Class A+..........................      213,600         6,160,224
                                                         ------------
MULTIMEDIA -- 1.0%
  Time Warner, Inc. ..................      139,995         2,945,495
  Viacom, Inc., Class B+..............      135,680         5,648,358
                                                         ------------
                                                            8,593,853
                                                         ------------
NETWORKING PRODUCTS -- 2.2%
  Cisco Systems, Inc.+................      488,995        13,618,511
  Foundry Networks, Inc.+.............      306,900         5,112,954
                                                         ------------
                                                           18,731,465
                                                         ------------
OFFICE FURNISHINGS-ORIGINAL -- 0.6%
  Herman Miller, Inc. ................      169,500         5,356,200
                                                         ------------
OIL & GAS DRILLING -- 3.7%
  Atwood Oceanics, Inc.+..............       63,300         4,343,646
  GlobalSantaFe Corp. ................      231,270        16,709,257
  Noble Corp. ........................       67,600         6,592,352
  Todco, Class A+.....................       75,700         3,573,797
                                                         ------------
                                                           31,219,052
                                                         ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 3.6%
  Apache Corp. .......................       84,815         6,920,056
  EOG Resources, Inc. ................       93,575         6,836,589
  Noble Energy, Inc. .................      178,800        11,155,332
  Woodside Petroleum, Ltd. ADR........      123,400         4,812,600
                                                         ------------
                                                           29,724,577
                                                         ------------
OIL COMPANIES-INTEGRATED -- 2.3%
  ConocoPhillips......................      119,610         9,389,385
  Exxon Mobil Corp. ..................      118,450         9,935,586
                                                         ------------
                                                           19,324,971
                                                         ------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
  Cameron International Corp.+........       48,200         3,444,854
  Complete Production Services,
    Inc.+.............................      218,600         5,650,810
                                                         ------------
                                                            9,095,664
                                                         ------------
OIL REFINING & MARKETING -- 0.5%
  Sunoco, Inc. .......................       52,100         4,151,328
                                                         ------------
OIL-FIELD SERVICES -- 0.6%
  Halliburton Co. ....................       89,993         3,104,759
  Hercules Offshore, Inc.+............       57,300         1,855,374
                                                         ------------
                                                            4,960,133
                                                         ------------
PHARMACY SERVICES -- 0.5%
  Express Scripts, Inc.+..............       81,000         4,050,810
                                                         ------------
PIPELINES -- 0.6%
  Williams Cos., Inc. ................      144,965         4,583,793
                                                         ------------

---------------------
    38

ANCHOR SERIES TRUST GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 2)
---------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.1%
  Chico's FAS, Inc.+..................      216,700      $  5,274,478
  Jos. A. Bank Clothiers, Inc.+.......      100,050         4,149,074
                                                         ------------
                                                            9,423,552
                                                         ------------
RETAIL-AUTO PARTS -- 0.7%
  O'Reilly Automotive, Inc.+..........      152,600         5,577,530
                                                         ------------
RETAIL-CATALOG SHOPPING -- 0.4%
  Coldwater Creek, Inc.+..............      152,750         3,548,383
                                                         ------------
RETAIL-DISCOUNT -- 0.5%
  Wal-Mart Stores, Inc. ..............       86,225         4,148,285
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 1.4%
  Staples, Inc. ......................      482,660        11,453,522
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.5%
  Kohl's Corp.+.......................       52,495         3,728,720
                                                         ------------
RETAIL-RESTAURANTS -- 0.7%
  Rare Hospitality International,
    Inc.+.............................      218,800         5,857,276
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 1.5%
  Lam Research Corp.+.................      180,235         9,264,079
  Varian Semiconductor Equipment
    Associates, Inc.+.................       89,476         3,584,409
                                                         ------------
                                                           12,848,488
                                                         ------------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 1.3%
  Maxim Integrated Products, Inc. ....      326,005        10,891,827
                                                         ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.0%
  Corning, Inc.+......................      332,440         8,493,842
                                                         ------------
TELEPHONE-INTEGRATED -- 0.6%
  AT&T, Inc. .........................      129,670         5,381,305
                                                         ------------
TELEVISION -- 1.5%
  CBS Corp., Class B..................      373,010        12,428,693
                                                         ------------
TOBACCO -- 1.6%
  Altria Group, Inc. .................      148,330        10,403,866
  Loews Corp. -- Carolina Group.......       33,300         2,573,091
                                                         ------------
                                                           12,976,957
                                                         ------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 2)
---------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.8%
  Hub Group, Inc., Class A+...........      178,100      $  6,261,996
                                                         ------------
WEB PORTALS/ISP -- 1.2%
  Google, Inc., Class A+..............       16,380         8,572,964
  Yahoo!, Inc.+.......................       46,800         1,269,684
                                                         ------------
                                                            9,842,648
                                                         ------------
WIRELESS EQUIPMENT -- 0.3%
  QUALCOMM, Inc. .....................       61,915         2,686,492
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $730,416,551).................                    819,976,166
                                                         ------------
REPURCHASE AGREEMENT -- 2.0%
  Banc of America Joint Repurchase
    Agreement(1)
    (cost $16,680,000)................  $16,680,000        16,680,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $747,096,551) (2).............         99.9%      836,656,166
Other assets less liabilities.........          0.1           698,618
                                        -----------      ------------
NET ASSETS............................        100.0%     $837,354,784
                                        ===========      ============

------------

+    Non-income producing security
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Medical-Drugs.............................................    4.8%
Computers.................................................    4.5
Electronic Measurement Instruments........................    3.6
Medical Instruments.......................................    3.4
Agricultural Chemicals....................................    3.3
Retail-Discount...........................................    3.1
Finance-Investment Banker/Broker..........................    2.7
Computers-Memory Devices..................................    2.5
Therapeutics..............................................    2.5
Aerospace/Defense.........................................    2.4
Engineering/R&D Services..................................    2.4
Energy-Alternate Sources..................................    2.2
Retail-Sporting Goods.....................................    2.2
Cellular Telecom..........................................    2.1
Entertainment Software....................................    2.1
Internet Infrastructure Software..........................    2.1
Retail-Apparel/Shoe.......................................    2.1
X-Ray Equipment...........................................    1.8
Advertising Sales.........................................    1.6
Commercial Services.......................................    1.6
Finance-Other Services....................................    1.6
Web Portals/ISP...........................................    1.6
Beverages-Non-alcoholic...................................    1.5
Electronic Components-Semiconductors......................    1.5
Soap & Cleaning Preparation...............................    1.4
Diagnostic Kits...........................................    1.3
Toys......................................................    1.3
Banks-Commercial..........................................    1.2
Oil & Gas Drilling........................................    1.2
Repurchase Agreements.....................................    1.2
Electronic Components-Misc. ..............................    1.1
Food-Misc. ...............................................    1.1
Metal-Diversified.........................................    1.1
Retail-Regional Department Stores.........................    1.1
Web Hosting/Design........................................    1.1
Containers-Metal/Glass....................................    1.0
Enterprise Software/Service...............................    1.0
Human Resources...........................................    1.0
Medical Information Systems...............................    1.0
Non-Hazardous Waste Disposal..............................    1.0
Apparel Manufacturers.....................................    0.9
Consulting Services.......................................    0.9
Footwear & Related Apparel................................    0.9
Hotels/Motels.............................................    0.9
Medical-HMO...............................................    0.9
Non-Ferrous Metals........................................    0.9
Oil Companies-Exploration & Production....................    0.9
Steel Pipe & Tube.........................................    0.9
Telecom Services..........................................    0.9
Computers-Integrated Systems..............................    0.8
Data Processing/Management................................    0.8
Electronic Forms..........................................    0.8
Electronics-Military......................................    0.8
Filtration/Separation Products............................    0.8
Gambling (Non-Hotel)......................................    0.8
Internet Security.........................................    0.8
Machinery-Pumps...........................................    0.8
Motion Pictures & Services................................    0.8
Research & Development....................................    0.8
Computer Services.........................................    0.7
Diversified Manufactured Operations.......................    0.7
Insurance-Multi-line......................................    0.7
Multimedia................................................    0.7
Pharmacy Services.........................................    0.7
Retail-Major Department Stores............................    0.7
Wireless Equipment........................................    0.7
Printing-Commercial.......................................    0.6
Chemicals-Other...........................................    0.5
Investment Management/Advisor Services....................    0.5
Medical-Biomedical/Gene...................................    0.5
Telecom Equipment-Fiber Optics............................    0.5
Finance-Mortgage Loan/Banker..............................    0.4
Patient Monitoring Equipment..............................    0.3
                                                            -----
                                                            101.6%
                                                            =====

------------
* Calculated as a percentage of Net Assets

---------------------
    40

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 100.3%
ADVERTISING SALES -- 1.6%
  Focus Media Holding, Ltd. ADR+
    (1)...............................      525,600   $   26,542,800
                                                      --------------
AEROSPACE/DEFENSE -- 2.4%
  Boeing Co. .........................      136,300       13,106,608
  General Dynamics Corp. .............      200,000       15,644,000
  Rockwell Collins, Inc. .............      176,200       12,446,768
                                                      --------------
                                                          41,197,376
                                                      --------------
AGRICULTURAL CHEMICALS -- 3.3%
  Monsanto Co. .......................      260,900       17,621,186
  Potash Corp. of Saskatchewan, Inc
    (1)...............................      485,700       37,870,029
                                                      --------------
                                                          55,491,215
                                                      --------------
APPAREL MANUFACTURER -- 0.9%
  Coach, Inc.+........................      324,800       15,392,272
                                                      --------------
BANKS-COMMERCIAL -- 1.2%
  Commerce Bancorp, Inc. .............      198,600        7,283,516
  Julius Baer Holding AG..............      174,285       12,541,671
                                                      --------------
                                                          19,825,187
                                                      --------------
BEVERAGES-NON-ALCOHOLIC -- 1.5%
  Hansen Natural Corp.+...............      200,000        8,596,000
  PepsiCo, Inc. ......................      246,900       16,011,465
                                                      --------------
                                                          24,607,465
                                                      --------------
CELLULAR TELECOM -- 2.1%
  Leap Wireless International,
    Inc.+.............................      258,500       21,843,250
  NII Holdings, Inc.+.................      177,300       14,315,202
                                                      --------------
                                                          36,158,452
                                                      --------------
CHEMICALS-OTHER -- 0.5%
  Kingboard Chemical Holdings,
    Ltd.+.............................    1,890,500        8,703,960
                                                      --------------
COMMERCIAL SERVICES -- 1.6%
  Iron Mountain, Inc.+................      559,800       14,627,574
  TeleTech Holdings, Inc.+............      374,800       12,173,504
                                                      --------------
                                                          26,801,078
                                                      --------------
COMPUTER SERVICES -- 0.7%
  Cognizant Technology Solutions
    Corp., Class A+...................      157,300       11,811,657
                                                      --------------
COMPUTERS -- 4.4%
  Apple, Inc.+ (1)....................      302,700       36,941,508
  Research In Motion, Ltd.+...........      190,500       38,098,095
                                                      --------------
                                                          75,039,603
                                                      --------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
  Diebold, Inc. ......................      250,000       13,050,000
                                                      --------------
COMPUTERS-MEMORY DEVICES -- 2.5%
  EMC Corp.+..........................    1,661,000       30,064,100
  Network Appliance, Inc.+............      416,500       12,161,800
                                                      --------------
                                                          42,225,900
                                                      --------------
CONSULTING SERVICES -- 0.9%
  Accenture Ltd., Class A.............      366,700       15,727,763
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
CONTAINERS-METAL/GLASS -- 1.0%
  Owens-Illinois, Inc.+...............      502,500   $   17,587,500
                                                      --------------
DATA PROCESSING/MANAGEMENT -- 0.8%
  MoneyGram International, Inc. ......      508,000       14,198,600
                                                      --------------
DIAGNOSTIC KITS -- 1.3%
  Dade Behring Holdings, Inc. ........      402,100       21,359,552
                                                      --------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 0.7%
  General Electric Co. ...............      321,100       12,291,708
                                                      --------------
ELECTRONIC COMPONENTS-MISC. -- 1.1%
  HON HAI Precision Industry Co.,
    Ltd. .............................    2,164,498       18,703,750
                                                      --------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 1.5%
  MEMC Electronic Materials, Inc.+....      204,800       12,517,376
  NVIDIA Corp.+.......................      298,500       12,331,035
                                                      --------------
                                                          24,848,411
                                                      --------------
ELECTRONIC FORMS -- 0.8%
  Adobe Systems, Inc.+................      347,300       13,944,095
                                                      --------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 3.6%
  FLIR Systems, Inc.+.................      510,400       23,606,000
  Garmin, Ltd. (1)....................      517,400       38,272,078
                                                      --------------
                                                          61,878,078
                                                      --------------
ELECTRONICS-MILITARY -- 0.8%
  L-3 Communications Holdings,
    Inc. .............................      132,000       12,855,480
                                                      --------------
ENERGY-ALTERNATE SOURCES -- 2.2%
  Suntech Power Holdings Co., Ltd.
    ADR+..............................      548,100       19,989,207
  Theolia SA..........................      234,860        8,051,674
  Trina Solar, Ltd. ADR+..............      180,200        9,271,290
                                                      --------------
                                                          37,312,171
                                                      --------------
ENGINEERING/R&D SERVICES -- 2.4%
  ABB, Ltd. ADR.......................    1,169,200       26,423,920
  Fluor Corp. ........................      130,500       14,533,785
                                                      --------------
                                                          40,957,705
                                                      --------------
ENTERPRISE SOFTWARE/SERVICE -- 1.0%
  Oracle Corp.+.......................      877,900       17,303,409
                                                      --------------
ENTERTAINMENT SOFTWARE -- 2.1%
  Activision, Inc.+...................    1,135,300       21,196,051
  Electronic Arts, Inc.+..............      305,500       14,456,260
                                                      --------------
                                                          35,652,311
                                                      --------------
FILTRATION/SEPARATION PRODUCTS -- 0.8%
  Pall Corp. .........................      282,900       13,010,571
                                                      --------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.7%
  Aberdeen Asset Management...........    3,719,473       14,639,389
  E*TRADE Financial Corp.+............      650,100       14,360,709
  The Goldman Sachs Group, Inc. ......       79,100       17,144,925
                                                      --------------
                                                          46,145,023
                                                      --------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.4%
  IndyMac Bancorp, Inc. ..............      245,800        7,169,986
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-OTHER SERVICES -- 1.6%
  Hong Kong Exchanges & Clearing,
    Ltd. .............................      842,000   $   11,909,812
  The Nasdaq Stock Market, Inc.+......      522,646       15,527,812
                                                      --------------
                                                          27,437,624
                                                      --------------
FOOD-MISC. -- 1.1%
  Nestle SA...........................       49,002       18,694,173
                                                      --------------
FOOTWEAR & RELATED APPAREL -- 0.9%
  Crocs, Inc.+........................      365,300       15,718,859
                                                      --------------
GAMBLING (NON-HOTEL) -- 0.8%
  Pinnacle Entertainment, Inc.+.......      462,000       13,005,300
                                                      --------------
HOTEL/MOTEL -- 0.9%
  Accor SA............................      172,147       15,312,249
                                                      --------------
HUMAN RESOURCES -- 1.0%
  Manpower, Inc. .....................      185,900       17,147,416
                                                      --------------
INSURANCE-MULTI-LINE -- 0.7%
  Assurant, Inc. .....................      215,200       12,679,584
                                                      --------------
INTERNET INFRASTRUCTURE SOFTWARE -- 2.1%
  Akamai Technologies, Inc.+..........      285,800       13,901,312
  F5 Networks, Inc.+..................      269,000       21,681,400
                                                      --------------
                                                          35,582,712
                                                      --------------
INTERNET SECURITY -- 0.8%
  McAfee, Inc.+.......................      381,020       13,411,904
                                                      --------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.5%
  Fortress Investment Group LLC, Class
    A.................................      330,100        7,862,982
                                                      --------------
MACHINERY-PUMPS -- 0.8%
  Flowserve Corp. ....................      189,100       13,539,560
                                                      --------------
MEDICAL INFORMATION SYSTEMS -- 1.0%
  Cerner Corp.+.......................      300,500       16,668,735
                                                      --------------
MEDICAL INSTRUMENTS -- 3.4%
  Intuitive Surgical, Inc.+ (1).......      121,400       16,846,678
  Medtronic, Inc. ....................      442,000       22,922,120
  St. Jude Medical, Inc.+.............      420,000       17,425,800
                                                      --------------
                                                          57,194,598
                                                      --------------
MEDICAL-BIOMEDICAL/GENE -- 0.5%
  Vertex Pharmaceuticals, Inc.+.......      315,600        9,013,536
                                                      --------------
MEDICAL-DRUGS -- 4.8%
  Abbott Laboratories.................      187,600       10,045,980
  Auxilium Pharmaceuticals, Inc.+.....      453,300        7,225,602
  Cephalon, Inc.+.....................      157,800       12,685,542
  Elan Corp. PLC ADR+.................      391,400        8,583,402
  Schering-Plough Corp. ..............      958,700       29,182,828
  Shionogi & Co., Ltd. ...............      796,000       12,994,599
                                                      --------------
                                                          80,717,953
                                                      --------------
MEDICAL-HMO -- 0.9%
  WellPoint, Inc.+....................      198,600       15,854,238
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
METAL-DIVERSIFIED -- 1.1%
  Freeport-McMoRan Copper & Gold,
    Inc. .............................      225,000   $   18,634,500
                                                      --------------
MOTION PICTURES & SERVICES -- 0.8%
  Dreamworks Animation SKG, Inc.,
    Class A+..........................      469,000       13,525,960
                                                      --------------
MULTIMEDIA -- 0.7%
  The Walt Disney Co. ................      351,300       11,993,382
                                                      --------------
NON-FERROUS METALS -- 0.9%
  Cameco Corp. .......................      284,200       14,420,308
                                                      --------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.0%
  Republic Services, Inc. ............      554,100       16,977,624
                                                      --------------
OIL & GAS DRILLING -- 1.2%
  Transocean, Inc.+...................      188,000       19,924,240
                                                      --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.9%
  EOG Resources, Inc. ................      213,300       15,583,698
                                                      --------------
PATIENT MONITORING EQUIPMENT -- 0.3%
  Mindray Medical International, Ltd.
    ADR...............................      147,500        4,503,175
                                                      --------------
PHARMACY SERVICES -- 0.7%
  Medco Health Solutions, Inc.+.......      158,800       12,384,812
                                                      --------------
PRINTING-COMMERCIAL -- 0.6%
  VistaPrint, Ltd.+...................      267,200       10,220,400
                                                      --------------
RADIO -- 0.0%
  Citadel Broadcasting Corp. .........       26,978          174,008
                                                      --------------
RESEARCH & DEVELOPMENT -- 0.8%
  Pharmaceutical Product Development,
    Inc. .............................      349,800       13,386,846
                                                      --------------
RETAIL-APPAREL/SHOE -- 2.1%
  J Crew Group, Inc.+.................      333,300       18,028,197
  Under Armour, Inc., Class A+........      382,300       17,451,995
                                                      --------------
                                                          35,480,192
                                                      --------------
RETAIL-DISCOUNT -- 3.1%
  Costco Wholesale Corp. .............      291,700       17,070,284
  Dollar Tree Stores, Inc.+...........      797,000       34,709,350
                                                      --------------
                                                          51,779,634
                                                      --------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.7%
  Saks, Inc. .........................      587,200       12,536,720
                                                      --------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.1%
  Kohl's Corp.+.......................      274,400       19,490,632
                                                      --------------
RETAIL-SPORTING GOODS -- 2.2%
  Dick's Sporting Goods, Inc.+........      630,500       36,676,185
                                                      --------------
SOAP & CLEANING PREPARATION -- 1.4%
  Church & Dwight Co., Inc. ..........      485,800       23,541,868
                                                      --------------
STEEL PIPE & TUBE -- 0.9%
  Vallourec SA........................       47,088       15,181,413
                                                      --------------

---------------------
    42

ANCHOR SERIES TRUST CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELECOM EQUIPMENT-FIBER OPTICS -- 0.5%
  Corning, Inc. ......................      355,300   $    9,077,915
                                                      --------------
TELECOM SERVICES -- 0.9%
  Amdocs, Ltd.+.......................      394,400       15,705,008
                                                      --------------
THERAPEUTICS -- 2.5%
  Amylin Pharmaceuticals, Inc.+.......      389,900       16,048,284
  Gilead Sciences, Inc.+..............      670,000       25,975,900
                                                      --------------
                                                          42,024,184
                                                      --------------
TOYS -- 1.3%
  Nintendo Co., Ltd. .................       59,200       21,684,629
                                                      --------------
WEB HOSTING/DESIGN -- 1.1%
  Equinix, Inc.+......................      200,000       18,294,000
                                                      --------------
WEB PORTALS/ISP -- 1.6%
  Google, Inc. Class A+...............       50,500       26,430,690
                                                      --------------
WIRELESS EQUIPMENT -- 0.7%
  QUALCOMM, Inc. .....................      292,766       12,703,117
                                                      --------------
X-RAY EQUIPMENT -- 1.8%
  Hologic, Inc.+......................      552,300       30,547,713
                                                      --------------
TOTAL COMMON STOCK
  (cost $1,412,911,237)...............                 1,700,517,354
                                                      --------------
OPTIONS - PURCHASED -- 0.1%
COMPUTERS -- 0.1%
  Apple Computer, Inc. Aug 07
    (Strike price $115.00)............        1,770          743,400
                                                      --------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.0%
  Garmin, Ltd. Aug 07
    (Strike price $65.00).............        5,174          620,880
                                                      --------------

--------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION             AMOUNT         (NOTE 2)
MEDICAL INSTRUMENTS -- 0.0%
  Intuitive Surgical, Inc. Jul 07
    (Strike price $135.00)............          600   $      276,000
                                                      --------------
TOTAL OPTIONS - PURCHASED
  (cost $1,647,613)...................                     1,640,280
                                                      --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,414,558,850)...............                 1,702,157,634
                                                      --------------
REPURCHASE AGREEMENT -- 1.2%
  Banc of America Securities Joint
    Repurchase Agreement
    (cost $19,720,000) (2)............  $19,720,000       19,720,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $1,434,278,850) (3)...........        101.6%   1,721,877,634
Liabilities in excess of other
  assets..............................         (1.6)     (26,743,699)
                                        -----------   --------------
NET ASSETS............................        100.0%  $1,695,133,935
                                        ===========   ==============

------------
+    Non-income producing security
(1)  A portion of this security is subject to options written.
(2)  See Note 2 for details of Joint Repurchase Agreement.
(3)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

OPEN CALL OPTION CONTRACTS WRITTEN AT JUNE 30, 2007 WERE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                        MARKET
                                                                                                       VALUE AT      UNREALIZED
                                                     CONTRACT      STRIKE    NUMBER OF    PREMIUMS     JUNE 30,     APPRECIATION
                      ISSUE                            MONTH        PRICE    CONTRACTS    RECEIVED       2007      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Apple, Inc. .....................................  October 2007    $140.00     1,140     $ 705,649    $  615,600    $    90,049
Focus Media Holding, Ltd. ADR....................  July 2007         50.00     1,775       368,309       488,125       (119,816)
Garmin, Ltd. ....................................  August 2007       85.00     3,104       225,343       279,360        (54,017)
Intuitive Surgical, Inc. ........................  October 2007     175.00       600       118,798       141,000        (22,202)
Potash Corp. of Saskatchewan, Inc. ..............  December 2007     80.00     3,207     1,433,507     3,591,840     (2,158,333)
                                                                               -----     ----------   ----------    -----------
                                                                               9,826     $2,851,606   $5,115,925    $(2,264,319)
                                                                               =====     ==========   ==========    ===========

See Notes to Financial Statements

                                                           ---------------------

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Exploration & Production....................   26.1%
Oil Companies-Integrated..................................   21.6
Diversified Minerals......................................   10.4
Metal-Diversified.........................................    5.4
Repurchase Agreements.....................................    5.3
Metal-Aluminum............................................    4.7
Oil Refining & Marketing..................................    4.7
Non-Ferrous Metals........................................    3.9
Coal......................................................    3.6
Platinum..................................................    3.2
Mining....................................................    3.1
Oil-Field Services........................................    3.0
Steel-Producers...........................................    1.9
Paper & Related Products..................................    1.7
Oil & Gas Drilling........................................    1.3
Pipelines.................................................    0.8
                                                            -----
                                                            100.7%
                                                            =====

------------
* Calculated as a percentage of Net Assets

---------------------
    44

ANCHOR SERIES TRUST NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 89.4%
COAL -- 3.6%
  CONSOL Energy, Inc. ..................      217,400   $ 10,024,314
  Peabody Energy Corp. .................      151,300      7,319,894
                                                        ------------
                                                          17,344,208
                                                        ------------
DIVERSIFIED MINERALS -- 4.8%
  Anglo American PLC....................       97,401      5,760,155
  Cia Vale do Rio Doce ADR..............       53,974      2,404,542
  Xstrata PLC...........................      251,145     15,064,171
                                                        ------------
                                                          23,228,868
                                                        ------------
METAL-ALUMINUM -- 4.7%
  Alcoa, Inc. ..........................      121,100      4,908,183
  Alumina, Ltd. ........................    1,087,745      7,183,865
  Aluminum Corp. of China, Ltd. ADR.....      247,200     10,555,440
                                                        ------------
                                                          22,647,488
                                                        ------------
METAL-DIVERSIFIED -- 5.4%
  Freeport-McMoRan Copper & Gold,
    Inc. ...............................      141,000     11,677,620
  Vedanta Resources PLC.................      436,445     14,154,272
                                                        ------------
                                                          25,831,892
                                                        ------------
MINING -- 3.1%
  Barrick Gold Corp. ...................      127,049      3,693,314
  Gold Fields, Ltd. ....................      327,811      5,074,287
  Newmont Mining Corp. .................      158,000      6,171,480
                                                        ------------
                                                          14,939,081
                                                        ------------
NON-FERROUS METALS -- 3.9%
  Cameco Corp. .........................      370,700     18,809,318
                                                        ------------
OIL & GAS DRILLING -- 1.3%
  GlobalSantaFe Corp. ..................       88,176      6,370,716
                                                        ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 26.1%
  Canadian Natural Resources, Ltd. .....      333,300     22,145,951
  Denbury Resources, Inc.+..............      133,800      5,017,500
  Devon Energy Corp. ...................       57,700      4,517,333
  EnCana Corp. .........................      328,382     20,197,689
  EOG Resources, Inc. ..................      228,900     16,723,434
  Newfield Exploration Co.+.............      134,000      6,103,700
  Noble Energy, Inc. ...................       74,500      4,648,055
  OAO Gazprom ADR.......................      177,050      7,418,395
  Talisman Energy, Inc. ................      788,100     15,240,422
  Ultra Petroleum Corp.+................       56,800      3,137,632
  Western Oil Sands, Inc., Class A+.....      269,354      8,976,360
  XTO Energy, Inc. .....................      184,742     11,102,994
                                                        ------------
                                                         125,229,465
                                                        ------------
OIL COMPANIES-INTEGRATED -- 21.6%
  BP PLC ADR............................      209,900     15,142,186
  ConocoPhillips........................      123,360      9,683,760
  Exxon Mobil Corp. ....................      218,984     18,368,378
  LUKOIL ADR............................      104,700      7,978,140
  Petro-Canada..........................      112,900      6,014,621
  Petroleo Brasileiro SA ADR............       85,800     10,404,966

--------------------------------------------------------------------
                                            SHARES/
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
  Royal Dutch Shell PLC, Class A ADR....       75,800   $  6,154,960
  Royal Dutch Shell PLC, Class B ADR....       58,430      4,870,140
  Suncor Energy, Inc. ..................      106,300      9,575,732
  Total SA ADR..........................      195,500     15,831,590
                                                        ------------
                                                         104,024,473
                                                        ------------
OIL REFINING & MARKETING -- 4.7%
  Valero Energy Corp. ..................      304,000     22,453,440
                                                        ------------
OIL-FIELD SERVICES -- 3.0%
  Baker Hughes, Inc. ...................       90,600      7,622,178
  Halliburton Co. ......................      197,700      6,820,650
                                                        ------------
                                                          14,442,828
                                                        ------------
PAPER & RELATED PRODUCTS -- 1.7%
  Bowater, Inc. ........................      159,800      3,987,010
  Smurfit-Stone Container Corp.+........      312,200      4,155,382
                                                        ------------
                                                           8,142,392
                                                        ------------
PIPELINES -- 0.8%
  Equitable Resources, Inc. ............       73,300      3,632,748
                                                        ------------
PLATINUM -- 2.8%
  Anglo American Platinum Corp.,
    Ltd. ...............................       80,891     13,322,665
                                                        ------------
STEEL-PRODUCER -- 1.9%
  Arcelor Mittal, Class A NY Reg
    Shares..............................      143,909      8,979,922
                                                        ------------
TOTAL COMMON STOCK
  (cost $207,447,238)...................                 429,399,504
                                                        ------------
PREFERRED STOCK -- 6.0%
DIVERSIFIED MINERALS -- 5.5%
  Cia Vale do Rio Doce ADR..............      705,200     26,586,040
                                                        ------------
PLATINUM -- 0.5%
  Anglo Platinum, Ltd. (Convertible)
    6.38% (1)...........................       37,751      2,243,427
                                                        ------------
TOTAL PREFERRED STOCK
  (cost $5,213,975).....................                  28,829,467
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $212,661,213)...................                 458,228,971
                                                        ------------
REPURCHASE AGREEMENT -- 5.3%
  Banc of America Joint Repurchase
    Agreement(2)
    (cost $25,565,000)..................  $25,565,000     25,565,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $238,226,213) (3)...............        100.7%   483,793,971
Liabilities in excess of other assets...         (0.7)    (3,282,239)
                                          -----------   ------------
NET ASSETS..............................        100.0%  $480,511,732
                                          ===========   ============

------------
+    Non-income producing security
(1)  Variable Rate Security -- the rate reflected is as of June 30, 2007.
(2)  See Note 2 for details of Joint Repurchase Agreement.
(3)  See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements
                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Repurchase Agreements.....................................    9.4%
Federal National Mtg. Assoc. .............................    6.7
United States Treasury Notes..............................    5.5
Diversified Financial Services............................    4.8
Federal Home Loan Mtg. Corp. .............................    4.4
Finance-Investment Banker/Broker..........................    4.1
Diversified Manufacturing Operations......................    3.0
Oil Companies-Integrated..................................    2.9
Government National Mtg. Assoc. ..........................    2.6
Medical-Drugs.............................................    2.6
Electric-Integrated.......................................    2.5
Banks-Super Regional......................................    2.4
United States Treasury Bonds..............................    2.4
Medical-HMO...............................................    2.1
Oil Companies-Exploration & Production....................    2.0
Computers.................................................    1.8
Oil & Gas Drilling........................................    1.8
Machinery-Construction & Mining...........................    1.6
Medical-Biomedical/Gene...................................    1.6
Networking Products.......................................    1.6
Telephone-Integrated......................................    1.6
Diversified Minerals......................................    1.5
Computers-Memory Devices..................................    1.4
Applications Software.....................................    1.3
Medical Instruments.......................................    1.3
Web Portals/ISP...........................................    1.2
Banks-Fiduciary...........................................    1.1
Insurance-Multi-line......................................    1.1
Insurance-Property/Casualty...............................    1.1
Retail-Office Supplies....................................    1.1
Telecom Equipment-Fiber Optics............................    1.1
U.S. Government Agencies..................................    1.1
Multimedia................................................    1.0
Electronic Forms..........................................    0.9
Investment Management/Advisor Services....................    0.9
Retail-Discount...........................................    0.9
Tobacco...................................................    0.9
Aerospace/Defense.........................................    0.8
Metal-Diversified.........................................    0.8
Semiconductors Components-Intergrated Circuits............    0.8
Consulting Services.......................................    0.7
Metal Processors & Fabrication............................    0.7
Semiconductor Equipment...................................    0.7
Television................................................    0.7
E-Commerce/Services.......................................    0.6
Oil Field Machinery & Equipment...........................    0.6
Real Estate Investment Trusts.............................    0.6
Retail-Regional Department Stores.........................    0.6
Wireless Equipment........................................    0.6
Cellular Telecom..........................................    0.5
Cosmetics & Toiletries....................................    0.5
Electronic Connectors.....................................    0.5
Aerospace/Defense-Equipment...............................    0.4
Apparel Manufacturers.....................................    0.4
Athletic Footwear.........................................    0.4
Beverages-Non-alcoholic...................................    0.4
Commercial Services.......................................    0.4
Data Processing/Management................................    0.4
Enterprise Software/Service...............................    0.4
Machinery-Pumps...........................................    0.4
Medical-Generic Drugs.....................................    0.4
Auto-Cars/Light Trucks....................................    0.3
Cable TV..................................................    0.3
Commercial Services-Finance...............................    0.3
Electronic Components-Semiconductors......................    0.3
Engineering/R&D Services..................................    0.3
Instruments-Scientific....................................    0.3
Medical-Wholesale Drug Distribution.......................    0.3
Pipelines.................................................    0.3
Retail-Major Department Stores............................    0.3
Airlines..................................................    0.2
Finance-Consumer Loans....................................    0.2
Insurance-Mutual..........................................    0.2
Oil-Field Services........................................    0.2
Telecom Services..........................................    0.2
Transport-Services........................................    0.2
U.S. Municipal Bonds & Notes..............................    0.2
Financial Guarantee Insurance.............................    0.1
Gas-Distribution..........................................    0.1
Hotels/Motels.............................................    0.1
Insurance-Life/Health.....................................    0.1
Insurance-Reinsurance.....................................    0.1
Retail-Drug Store.........................................    0.1
                                                            -----
                                                            103.3%
                                                            =====

------------
* Calculated as a percentage of Net Assets

---------------------
    46

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION              SHARES        (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK -- 60.5%
AEROSPACE/DEFENSE -- 0.8%
  Boeing Co. ..........................       1,845   $      177,415
  General Dynamics Corp. ..............       2,325          181,862
                                                      --------------
                                                             359,277
                                                      --------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
  United Technologies Corp. ...........       2,855          202,505
                                                      --------------
APPAREL MANUFACTURER -- 0.4%
  Carter's, Inc.+......................       6,800          176,392
                                                      --------------
APPLICATIONS SOFTWARE -- 1.1%
  Microsoft Corp. .....................      17,820          525,155
                                                      --------------
ATHLETIC FOOTWEAR -- 0.4%
  NIKE, Inc., Class B..................       3,300          192,357
                                                      --------------
BANKS-FIDUCIARY -- 1.1%
  State Street Corp. ..................       7,360          503,424
                                                      --------------
BANKS-SUPER REGIONAL -- 2.3%
  Bank of America Corp. ...............       9,670          472,766
  PNC Financial Services Group,
    Inc. ..............................       8,295          593,756
                                                      --------------
                                                           1,066,522
                                                      --------------
BEVERAGES-NON-ALCOHOLIC -- 0.4%
  PepsiCo, Inc. .......................       2,840          184,174
                                                      --------------
CELLULAR TELECOM -- 0.5%
  America Movil SAB de CV ADR..........       3,500          216,755
                                                      --------------
COMMERCIAL SERVICES -- 0.4%
  Alliance Data Systems Corp.+.........       2,200          170,016
                                                      --------------
COMMERCIAL SERVICES-FINANCE -- 0.3%
  H&R Block, Inc. .....................       5,125          119,771
                                                      --------------
COMPUTERS -- 1.8%
  Apple, Inc.+.........................         800           97,632
  Hewlett-Packard Co. .................       7,650          341,343
  International Business Machines
    Corp. .............................       3,500          368,375
                                                      --------------
                                                             807,350
                                                      --------------
COMPUTERS-MEMORY DEVICES -- 1.4%
  EMC Corp.+...........................      34,980          633,138
                                                      --------------
CONSULTING SERVICES -- 0.7%
  Accenture Ltd., Class A..............       7,625          327,036
                                                      --------------
COSMETICS & TOILETRIES -- 0.5%
  Colgate-Palmolive Co. ...............       1,400           90,790
  Procter & Gamble Co. ................       2,540          155,423
                                                      --------------
                                                             246,213
                                                      --------------
DATA PROCESSING/MANAGEMENT -- 0.3%
  Automatic Data Processing, Inc. .....       2,945          142,744
                                                      --------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.0%
  Danaher Corp. .......................       4,275          322,763
  Dover Corp. .........................       5,680          290,532
  General Electric Co. ................      19,705          754,307
                                                      --------------
                                                           1,367,602
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION              SHARES        (NOTE 2)
DIVERSIFIED MINERALS -- 1.5%
  Cia Vale do Rio Doce ADR.............      15,025   $      669,364
                                                      --------------
E-COMMERCE/SERVICES -- 0.6%
  Priceline.com, Inc.+.................       3,800          261,212
                                                      --------------
ELECTRIC-INTEGRATED -- 2.2%
  American Electric Power Co., Inc. ...      11,600          522,464
  Dominion Resources, Inc. ............       2,540          219,227
  Exelon Corp. ........................       1,600          116,160
  FirstEnergy Corp. ...................         600           38,838
  MDU Resources Group, Inc. ...........       4,700          131,788
                                                      --------------
                                                           1,028,477
                                                      --------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
  Altera Corp. ........................       4,425           97,925
  Texas Instruments, Inc. .............       1,500           56,445
                                                      --------------
                                                             154,370
                                                      --------------
ELECTRONIC CONNECTORS -- 0.5%
  Amphenol Corp., Class A..............       4,500          160,425
  Thomas & Betts Corp.+................       1,500           87,000
                                                      --------------
                                                             247,425
                                                      --------------
ELECTRONIC FORMS -- 0.9%
  Adobe Systems, Inc.+.................      10,700          429,605
                                                      --------------
ENGINEERING/R&D SERVICES -- 0.3%
  Fluor Corp. .........................       1,365          152,020
                                                      --------------
ENTERPRISE SOFTWARE/SERVICE -- 0.4%
  Oracle Corp.+........................       9,400          185,274
                                                      --------------
FINANCE-INVESTMENT BANKER/BROKER -- 3.4%
  Citigroup, Inc. .....................      14,772          757,656
  E*TRADE Financial Corp.+.............       6,600          145,794
  Merrill Lynch & Co., Inc. ...........       2,760          230,681
  The Goldman Sachs Group, Inc. .......       1,000          216,750
  UBS AG...............................       3,810          228,638
                                                      --------------
                                                           1,579,519
                                                      --------------
INSTRUMENTS-SCIENTIFIC -- 0.3%
  Waters Corp.+........................       2,200          130,592
                                                      --------------
INSURANCE-MULTI-LINE -- 0.6%
  ACE, Ltd. ...........................       4,445          277,901
                                                      --------------
INSURANCE-PROPERTY/CASUALTY -- 0.7%
  W.R. Berkley Corp. ..................      10,290          334,837
                                                      --------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.9%
  Affiliated Managers Group, Inc.+.....       1,600          206,016
  Franklin Resources, Inc. ............       1,500          198,705
                                                      --------------
                                                             404,721
                                                      --------------
MACHINERY-CONSTRUCTION & MINING -- 1.6%
  Caterpillar, Inc. ...................       6,015          470,975
  Joy Global, Inc. ....................       1,200           69,996
  Terex Corp.+.........................       2,200          178,860
                                                      --------------
                                                             719,831
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION              SHARES        (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
v
MACHINERY-PUMPS -- 0.4%
  Graco, Inc. .........................       4,100   $      165,148
                                                      --------------
MEDICAL INSTRUMENTS -- 1.3%
  Medtronic, Inc. .....................       8,700          451,182
  St. Jude Medical, Inc.+..............       3,400          141,066
                                                      --------------
                                                             592,248
                                                      --------------
MEDICAL-BIOMEDICAL/GENE -- 1.6%
  Amgen, Inc.+.........................       4,520          249,911
  Genentech, Inc.+.....................       3,325          251,569
  Genzyme Corp.+.......................       3,700          238,280
                                                      --------------
                                                             739,760
                                                      --------------
MEDICAL-DRUGS -- 2.6%
  Abbott Laboratories..................       2,485          133,072
  Cephalon, Inc.+......................       2,200          176,858
  Daiichi Sankyo Co., Ltd. ............       4,080          109,140
  Eli Lilly & Co. .....................       8,245          460,730
  Sanofi-Aventis ADR...................       2,450           98,661
  Schering-Plough Corp. ...............       6,965          212,015
                                                      --------------
                                                           1,190,476
                                                      --------------
MEDICAL-GENERIC DRUGS -- 0.4%
  Teva Pharmaceutical Industries, Ltd.
    ADR................................       4,400          181,500
                                                      --------------
MEDICAL-HMO -- 2.1%
  Coventry Health Care, Inc.+..........       2,600          149,890
  Health Net, Inc.+....................       4,000          211,200
  UnitedHealth Group, Inc. ............       6,900          352,866
  WellPoint, Inc.+.....................       3,260          260,246
                                                      --------------
                                                             974,202
                                                      --------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.3%
  Cardinal Health, Inc. ...............       2,000          141,280
                                                      --------------
METAL PROCESSORS & FABRICATION -- 0.7%
  Precision Castparts Corp. ...........       2,700          327,672
                                                      --------------
METAL-DIVERSIFIED -- 0.8%
  Freeport-McMoRan Copper & Gold,
    Inc. ..............................       4,200          347,844
                                                      --------------
MULTIMEDIA -- 0.7%
  Time Warner, Inc. ...................       5,135          108,040
  Viacom, Inc., Class B+...............       4,895          203,779
                                                      --------------
                                                             311,819
                                                      --------------
NETWORKING PRODUCTS -- 1.6%
  Cisco Systems, Inc.+.................      26,055          725,632
                                                      --------------
OIL & GAS DRILLING -- 1.8%
  GlobalSantaFe Corp. .................      11,250          812,813
                                                      --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 2.0%
  Apache Corp. ........................       3,585          292,500
  EOG Resources, Inc. .................       6,215          454,068
  Woodside Petroleum, Ltd. ADR.........       3,900          152,100
                                                      --------------
                                                             898,668
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION              SHARES        (NOTE 2)
OIL COMPANIES-INTEGRATED -- 2.9%
  ConocoPhillips.......................       4,175   $      327,737
  Exxon Mobil Corp. ...................      11,785          988,526
                                                      --------------
                                                           1,316,263
                                                      --------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.6%
  Cameron International Corp.+.........       1,700          121,499
  Complete Production Services,
    Inc.+..............................       6,600          170,610
                                                      --------------
                                                             292,109
                                                      --------------
OIL-FIELD SERVICES -- 0.2%
  Halliburton Co. .....................       3,165          109,193
                                                      --------------
PIPELINES -- 0.4%
  Williams Cos., Inc. .................       5,115          161,736
                                                      --------------
RETAIL-DISCOUNT -- 0.9%
  Target Corp. ........................       2,600          165,360
  Wal-Mart Stores, Inc. ...............       4,910          236,220
                                                      --------------
                                                             401,580
                                                      --------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.3%
  J.C. Penney Co., Inc. ...............       1,900          137,522
                                                      --------------
RETAIL-OFFICE SUPPLIES -- 1.1%
  Staples, Inc. .......................      21,335          506,280
                                                      --------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.6%
  Kohl's Corp.+........................       3,650          259,260
                                                      --------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
  Lam Research Corp.+..................       6,240          320,736
                                                      --------------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.8%
  Maxim Integrated Products, Inc. .....      10,425          348,299
                                                      --------------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.1%
  Corning, Inc. .......................      20,065          512,661
                                                      --------------
TELEPHONE-INTEGRATED -- 1.2%
  AT&T, Inc. ..........................      12,870          534,105
                                                      --------------
TELEVISION -- 0.7%
  CBS Corp., Class B...................       9,635          321,038
                                                      --------------
TOBACCO -- 0.9%
  Altria Group, Inc. ..................       4,600          322,644
  Loews Corp. -- Carolina Group........       1,200           92,724
                                                      --------------
                                                             415,368
                                                      --------------
WEB PORTALS/ISP -- 1.2%
  Google, Inc., Class A+...............         920          481,510
  Yahoo!, Inc.+........................       2,300           62,399
                                                      --------------
                                                             543,909
                                                      --------------
WIRELESS EQUIPMENT -- 0.6%
  Nokia Oyj ADR........................       6,500          182,715
  QUALCOMM, Inc. ......................       2,260           98,061
                                                      --------------
                                                             280,776
                                                      --------------
TOTAL COMMON STOCK
  (cost $24,861,328)...................                   27,685,476
                                                      --------------

---------------------
    48

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 4.6%
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
  Banc of America Commercial Mtg. Inc.
    Series 2007-1, Class A4
    5.45% due 01/15/17.................  $   50,000   $       48,365
  Banc of America Commercial Mtg.,
    Inc., Series 2006-2, Class A4
    5.93% due 05/10/45(1)(2)...........     100,000           99,701
  Bank One Issuance Trust
    Series 2002-A3, Class A3
    3.59% due 05/17/10.................     100,000           99,645
  Bear Stearns Commercial Mtg.
    Securities Series 2006-T22, Class
    A4
    5.47% due 04/12/38(1)(2)...........      25,000           24,607
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T12, Class A4
    4.68% due 08/13/39(2)..............     100,000           94,800
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2003-T10, Class A2
    4.74% due 03/13/40(2)..............     100,000           95,360
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2004-PWR6, Class A6
    4.83% due 11/11/41(2)..............     100,000           94,625
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2002-TOP8, Class A2
    4.83% due 08/15/38(2)..............     100,000           96,314
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2005-PWR9, Class A4A
    4.87% due 09/11/42(2)..............      80,000           75,245
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 206-T24, Class A4
    5.54% due 10/12/41.................      30,000           29,341
  Citigroup/Deutsche Bank Commercial
    Mtg. Trust,
    Series 2005-CD1, Class A4
    5.40% due 07/15/44(1)(2)...........      80,000           77,466
  Commercial Mtg. Pass Through
    Certificates,
    Series 2006-C7, Class A4
    5.77% due 06/10/46(1)(2)...........     100,000           99,923
  Credit Suisse Mtg. Capital
    Certificates Series 2006-C1, Class
    A4
    5.55% due 02/15/39(1)(2)...........      75,000           73,557
  Credit Suisse Mtg. Capital
    Certificates, Series 2006-C4, Class
    A3
    5.47% due 09/15/39(2)..............      40,000           38,669
  CS First Boston Mtg. Securities Corp.
    Series 2003-C3, Class A5
    3.94% due 05/15/38(2)..............     100,000           91,413
  Ford Credit Auto Owner Trust
    Series 2005-B, Class A4
    4.29% due 01/15/10.................      40,000           39,655

--------------------------------------------------------------------
                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
  Greenwich Capital Commercial Funding
    Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(1)(2)...........  $  110,000   $      105,918
  Greenwich Capital Commercial Funding
    Corp.
    Series 2007-GG9, Class A4
    5.44% due 01/10/17(2)..............      40,000           38,859
  GS Mtg. Securities Corp II, Series
    2006-GG8, Class A4
    5.56% due 11/10/39.................     100,000           97,817
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/19/11.................      50,000           49,976
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP4, Class A4
    4.92% due 10/15/42(1)(2)...........      80,000           75,380
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP5, Class A4
    5.33% due 12/15/44(1)(2)...........      70,000           67,566
  JP Morgan Chase Commercial Mtg.
    Securities Corp.(2)(3) Series
    2007-CB18, Class A4
    5.44% due 06/12/47.................     100,000           96,635
  LB-UBS Commercial Mtg. Trust
    Series 2005-C5, Class A4
    4.95% due 09/15/40(2)..............      80,000           75,702
  Merrill Lynch Mtg. Trust, Series
    2005-CIP1, Class A4
    5.05% due 07/12/38(1)(2)...........      80,000           76,062
  Morgan Stanley Capital I Series
    2007-HQ11, Class A4
    5.45% due 02/20/44(1)..............      45,000           43,508
  Wells Fargo Mtg. Backed Securities
    Trust
    Series 2006-AR5, Class 2A1
    5.53% due 04/25/36(2)(3)...........     135,892          135,032
  Wells Fargo Mtg. Backed Securities
    Trust,
    Series 2005-AR2, Class 2A2
    4.55% due 03/25/35(2)(3)...........      49,270           48,164
                                                      --------------
TOTAL ASSET BACKED SECURITIES
  (cost $2,144,768)....................                    2,089,305
                                                      --------------
CORPORATE BONDS & NOTES -- 5.3%
AIRLINES -- 0.2%
  Continental Airlines, Inc.
    Pass Through Certificates
    Class A
    5.98% due 04/19/22.................      30,000           29,175
  Southwest Airlines Co
    Notes
    5.75% due 12/15/16.................      50,000           47,483
                                                      --------------
                                                              76,658
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
APPLICATIONS SOFTWARE -- 0.1%
  Intuit, Inc.
    Senior Notes
    5.40% due 03/15/12.................  $   50,000   $       49,203
                                                      --------------
AUTO-CARS/LIGHT TRUCKS -- 0.3%
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    7.30% due 01/15/12.................     100,000          106,059
  DaimlerChrysler NA Holding Corp.
    Company Guar. Bonds
    8.50% due 01/18/31.................      25,000           31,592
                                                      --------------
                                                             137,651
                                                      --------------
BANKS-SUPER REGIONAL -- 0.1%
  Capital One Financial Corp.
    Senior Notes
    5.70% due 09/15/11.................      50,000           49,753
                                                      --------------
CABLE TV -- 0.3%
  AT&T Broadband, Inc.
    Company Guar. Notes
    8.28% due 03/15/13.................      50,000           55,816
  Comcast Corp.
    Company Guar. Notes
    5.65% due 06/15/35.................      50,000           43,500
  Time Warner Cable, Inc.
    Senior Notes
    5.85% due 05/01/17*................      20,000           19,453
                                                      --------------
                                                             118,769
                                                      --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
  General Electric Capital Corp. Notes
    Series A
    5.88% due 02/15/12.................     100,000          101,171
                                                      --------------
ELECTRIC-INTEGRATED -- 0.3%
  Consolidated Edison Co. of New York
    Senior Notes
    5.30% due 12/01/16.................      35,000           33,584
  Midamerican Energy Holdings Co. Bonds
    6.13% due 04/01/36.................      40,000           38,644
  Southern California Edison Co.
    1st Mtg. Bonds
    5.55% due 01/15/37.................      50,000           46,172
                                                      --------------
                                                             118,400
                                                      --------------
FINANCE-CONSUMER LOANS -- 0.2%
  Household Finance Corp.
    Notes
    6.38% due 10/15/11.................     100,000          102,752
                                                      --------------
FINANCE-CREDIT CARD -- 0.0%
  Discover Financial Services
    Notes
    6.45% due 06/12/17*................      10,000            9,986
                                                      --------------

--------------------------------------------------------------------
                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
  Citigroup, Inc.
    Senior Notes
    6.50% due 01/18/11.................  $  100,000   $      103,128
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17.................     100,000           95,841
  Morgan Stanley
    Notes
    5.45% due 01/09/17.................     100,000           94,684
                                                      --------------
                                                             293,653
                                                      --------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
  Ambac Financial Group, Inc.
    Debentures
    5.95% due 12/05/35.................      55,000           52,395
                                                      --------------
GAS-DISTRIBUTION -- 0.1%
  Atmos Energy Corp.
    Senior Notes
    6.35% due 06/15/17.................      50,000           50,419
                                                      --------------
HOTEL/MOTEL -- 0.1%
  Wyndham Worldwide Corp.
    Senior Notes
    6.00% due 12/01/16*................      25,000           24,112
                                                      --------------
INSURANCE BROKER -- 0.0%
  Willis Group North America, Inc.
    Company Guar. Notes
    5.63% due 07/15/15.................      15,000           13,967
                                                      --------------
INSURANCE-LIFE/HEALTH -- 0.1%
  Prudential Financial, Inc.
    Notes
    5.50% due 03/15/16.................      50,000           48,864
                                                      --------------
INSURANCE-MULTI-LINE -- 0.3%
  Hartford Financial Services Group,
    Inc. Senior Notes
    6.10% due 10/01/41.................     100,000           96,921
  MetLife, Inc.
    Bonds
    5.00% due 06/15/15.................      50,000           47,207
                                                      --------------
                                                             144,128
                                                      --------------
INSURANCE-MUTUAL -- 0.2%
  Liberty Mutual Insurance
    Notes
    7.88% due 10/15/26*................      75,000           81,958
                                                      --------------
INSURANCE-PROPERTY/CASUALTY -- 0.4%
  Ace Capital Trust II
    Company Guar.
    9.70% due 04/01/30.................      50,000           64,668
  Everest Reinsurance Holdings, Inc.
    Senior Notes
    8.75% due 03/15/10.................     100,000          107,475
                                                      --------------
                                                             172,143
                                                      --------------

---------------------
    50

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INSURANCE-REINSURANCE -- 0.1%
  Berkshire Hathaway Finance Corp.
    Company Senior Notes
    4.63% due 10/15/13.................  $   50,000   $       47,469
                                                      --------------
MULTIMEDIA -- 0.3%
  News America, Inc.
    Company Guar. Bonds
    6.40% due 12/15/35.................      25,000           23,808
  Time Warner, Inc.
    Company Guar. Notes
    5.50% due 11/15/11.................      35,000           34,611
  Viacom, Inc.
    Senior Notes
    6.88% due 04/30/36.................      80,000           77,290
                                                      --------------
                                                             135,709
                                                      --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Brandywine Operating Partnership LP
    Company Guar. Notes
    6.00% due 04/01/16.................      50,000           49,751
  Developers Diversified Realty Corp.
    Bonds
    5.38% due 10/15/12.................      50,000           48,997
  Health Care Property Investors, Inc.
    Senior Notes
    6.00% due 01/30/17.................      40,000           39,163
  Kimco Realty Corp.
    Senior Notes
    5.78% due 03/15/16.................      40,000           39,499
  Simon Property Group LP
    Notes
    6.10% due 05/01/16.................      80,000           80,970
                                                      --------------
                                                             258,380
                                                      --------------
RETAIL-DRUG STORE -- 0.1%
  CVS Corp.
    Senior Notes
    6.13% due 08/15/16.................      50,000           49,567
                                                      --------------
TELECOM SERVICES -- 0.2%
  Verizon Global Funding Corp.
    Senior Notes
    6.88% due 06/15/12.................     100,000          105,304
                                                      --------------
TELEPHONE-INTEGRATED -- 0.2%
  AT&T, Inc.
    Notes
    6.45% due 06/15/34.................      40,000           39,530
  AT&T, Inc.
    Notes
    6.80% due 05/15/36.................      10,000           10,357
  BellSouth Corp.
    Senior Notes
    6.00% due 11/15/34.................       5,000            4,680
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34.................      20,000           19,966
                                                      --------------
                                                              74,533
                                                      --------------

--------------------------------------------------------------------
                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
TRANSPORT-SERVICES -- 0.2%
  Federal Express Corp.
    Pass Through Certificates
    Series 1981A, Class A
    6.72% due 01/15/22.................  $   95,849   $      100,823
                                                      --------------
TOTAL CORPORATE BONDS & NOTES
  (cost $2,445,757)....................                    2,417,767
                                                      --------------
FOREIGN CORPORATE BONDS & NOTES -- 0.4%
INSURANCE-MULTI-LINE -- 0.1%
  AXA SA
    Sub. Notes
    8.60% due 12/15/30.................      50,000           60,926
                                                      --------------
TELEPHONE-INTEGRATED -- 0.3%
  Deutsche Telekom International
    Finance BV
    Company Guar. Notes
    8.75% due 06/15/30.................      50,000           59,928
  Telecom Italia Capital SA
    Company Guar. Notes
    5.25% due 10/01/15.................      85,000           79,039
                                                      --------------
                                                             138,967
                                                      --------------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $206,623)......................                      199,893
                                                      --------------
MUNICIPAL BONDS & NOTES -- 0.2%
U.S. MUNICIPAL BONDS & NOTES -- 0.2%
  Illinois State Taxable-Pension
    3.85% due on 06/01/2013............      65,000           59,806
  Oregon School Boards Assoc.
    4.76% due on 06/30/2028............      55,000           49,052
                                                      --------------
TOTAL MUNICIPAL BONDS & NOTES
  (cost $119,871)......................                      108,858
                                                      --------------
U.S. GOVERNMENT AGENCIES -- 13.9%
FEDERAL HOME LOAN MTG. CORP. -- 4.4%
  4.50% due 09/01/35...................     135,404          123,234
  5.00% due 10/01/35...................     109,605          103,008
  5.00% due 12/01/35...................     199,928          187,895
  5.00% due 06/01/36...................     368,210          345,949
  5.50% due 01/01/36...................     292,927          283,181
  6.00% due 10/01/36...................     291,638          289,162
  6.00% due 12/01/36...................     278,489          276,124
  6.50% due 08/01/25...................      24,496           24,939
  6.50% due 09/01/25...................       5,743            5,847
  6.50% due 10/01/25...................      68,871           70,117
  6.50% due 11/01/25...................      27,820           28,323
  6.50% due 10/01/36...................     289,779          292,895
                                                      --------------
                                                           2,030,674
                                                      --------------

                                                           ---------------------

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. -- 6.7%
  4.50% due 09/01/35...................  $  101,603   $       92,484
  5.00% due 03/01/19...................     565,115          547,526
  5.00% due 04/01/19...................     101,411           98,254
  5.00% due 07/01/33...................      41,778           39,353
  5.00% due 03/01/34...................      94,063           88,604
  5.00% due 09/01/34...................      59,406           55,897
  5.00% due 08/01/35...................     197,978          186,009
  5.50% due 11/01/33...................     397,692          385,321
  5.50% due July TBA...................     326,000          314,386
  6.00% due July TBA...................   1,250,000        1,236,328
  6.50% due 08/01/28...................      20,846           21,276
                                                      --------------
                                                           3,065,438
                                                      --------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 2.7%
  5.00% due 11/15/35...................     368,204          348,686
  5.50% due 04/15/34...................     177,153          172,228
  6.00% due 10/15/32...................      57,992           57,866
  6.50% due 08/15/23...................       2,693            2,746
  6.50% due 09/15/23...................      20,144           20,541
  6.50% due 10/15/23...................       3,655            3,727
  6.50% due 11/15/23...................     130,680          133,256
  6.50% due 12/15/23...................     148,203          151,124
  6.50% due 09/15/28...................      15,654           15,974
  6.50% due 11/15/28...................      23,290           23,793
  6.50% due 10/15/31...................       4,315            4,406
  6.50% due 02/15/35...................     132,053          134,491
  7.00% due 01/15/33...................      19,055           19,860
  7.00% due 05/15/33...................     115,782          120,680
                                                      --------------
                                                           1,209,378
                                                      --------------
SOVEREIGN AGENCY -- 0.1%
  Financing Corp.
    FICO STRIP
    Series 12
    zero coupon due 12/06/13...........      25,000           17,881
  Financing Corp.
    FICO STRIP
    Series 13
    zero coupon due 12/27/13...........      25,000           17,824
                                                      --------------
                                                              35,705
                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $6,430,863)....................                    6,341,195
                                                      --------------

--------------------------------------------------------------------
                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
U.S. GOVERNMENT TREASURIES -- 7.9%
U.S. TREASURY BONDS -- 2.4%
  U.S. Treasury Bonds
    4.50% due 02/15/36.................  $   25,000   $       22,637
  U.S. Treasury Notes TIPS
    3.50% due 01/15/11.................   1,038,651        1,068,593
                                                      --------------
                                                           1,091,230
                                                      --------------
U.S. TREASURY NOTES -- 5.5%
    3.50% due 02/15/10.................     200,000          193,172
    3.75% due 05/15/08.................   1,575,000        1,557,773
    3.88% due 07/15/10.................     325,000          315,935
    4.50% due 12/15/10.................     300,000          295,101
    4.63% due 02/15/17.................     175,000          169,477
                                                      --------------
                                                           2,531,458
                                                      --------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $3,642,288)....................                    3,622,688
                                                      --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $39,851,498)...................                   42,465,182
                                                      --------------
SHORT-TERM INVESTMENT SECURITIES -- 1.1%
U.S. GOVERNMENT AGENCIES -- 1.1%
  Federal Home Loan Mtg Corp.
    Disc. Notes,
    4.92% due 07/23/07
    (cost $498,429)....................     500,000          498,429
                                                      --------------

---------------------
    52

ANCHOR SERIES TRUST MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT        (NOTE 2)
--------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.4%
  Banc of America Joint Repurchase
    Agreement (4)
    (cost $4,280,000)..................  $4,280,000   $    4,280,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $44,629,927) (5)...............       103.3%      47,243,611
Liabilities in excess of other
  assets...............................        (3.3)      (1,496,494)
                                         ----------   --------------
NET ASSETS.............................       100.0%      45,747,117
                                         ==========   ==============

------------
 +   Non-income producing security
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $135,509 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Variable Rate Security -- the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(2)  Collateralized Mortgaged Obligation
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(4)  See Note 2 for details of Joint Repurchase Agreement.
(5)  See Note 6 for cost of investments on a tax basis.

ADR -- American Depository Receipt
TBA Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS -- Treasury Inflation Protected Securities

See Notes to Financials Statements

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

 NUMBER
   OF                                                                      EXPIRATION      VALUE AT      VALUE AS OF
CONTRACTS                          DESCRIPTION                                DATE        TRADE DATE    JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------------
7 Long     E-Mini S&P 500 Index........................................  September 2007    $532,278        $530,390
2 Long     U.S. Treasury 5 Year Note...................................  September 2007     208,673         208,160
2 Long     U.S. Treasury 10 Year Note..................................  September 2007     212,460         211,400

 NUMBER      UNREALIZED
   OF       APPRECIATION
CONTRACTS  (DEPRECIATION)
--------------------------------------------------------------------------------
7 Long        $(1,888)
2 Long           (513)
2 Long         (1,060)
              --------
              $(3,461)
              ========

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Sovereign................................................     17.7%
Banks-Commercial.........................................      6.1
Medical-Drugs............................................      3.3
Auto-Cars/Light Trucks...................................      2.4
Insurance-Multi-line.....................................      2.4
Finance-Investment Banker/Broker.........................      2.3
United States Treasury Notes.............................      2.2
Computers................................................      2.0
Diversified Manufacturing Operations.....................      2.0
Food-Misc................................................      2.0
Wireless Equipment.......................................      2.0
Oil Companies-Integrated.................................      1.9
Oil Companies-Exploration & Production...................      1.8
Repurchase Agreements....................................      1.8
Foreign Government Treasuries............................      1.7
Diversified Financial Services...........................      1.6
Web Portals/ISP..........................................      1.6
Diversified Minerals.....................................      1.4
Electric-Integrated......................................      1.4
Finance-Other Services...................................      1.4
Metal-Diversified........................................      1.4
Telecom Services.........................................      1.4
Tobacco..................................................      1.4
Electronic Components-Misc...............................      1.2
Food-Retail..............................................      1.2
Medical Instruments......................................      1.1
Computers-Memory Devices.................................      1.0
Multimedia...............................................      1.0
Investment Management/Advisor Services...................      0.9
Office Automation & Equipment............................      0.9
Retail-Major Department Stores...........................      0.9
Soap & Cleaning Preparation..............................      0.9
Airlines.................................................      0.8
Hotels/Motels............................................      0.8
Aerospace/Defense........................................      0.7
Audio/Video Products.....................................      0.7
Auto/Truck Parts & Equipment-Original....................      0.7
Engineering/R&D Services.................................      0.7
Machinery-Construction & Mining..........................      0.7
Machinery-General Industrial.............................      0.7
Non-Ferrous Metals.......................................      0.7
Oil-Field Services.......................................      0.7
Steel Pipe & Tube........................................      0.7
Agricultural Chemicals...................................      0.6
Entertainment Software...................................      0.6
Footwear & Related Apparel...............................      0.6
Home Decoration Products.................................      0.6
Semiconductor Equipment..................................      0.6
Steel-Producers..........................................      0.6
Therapeutics.............................................      0.6
Cellular Telecom.........................................      0.5
Electric-Generation......................................      0.5
Electronic Measurement Instruments.......................      0.5
Insurance-Life/Health....................................      0.5
Machinery-Farming........................................      0.5
Medical-HMO..............................................      0.5
Optical Supplies.........................................      0.5
Telecommunication Equipment..............................      0.5
Telephone-Integrated.....................................      0.5
Casino Hotels............................................      0.4
Consulting Services......................................      0.4
Diversified Operations...................................      0.4
Electric Products-Misc...................................      0.4
Electronic Components-Semiconductors.....................      0.4
Electronic Forms.........................................      0.4
Fisheries................................................      0.4
Internet Security........................................      0.4
Retail-Discount..........................................      0.4
United States Treasury Bonds.............................      0.4
Advertising Sales........................................      0.3
Apparel Manufacturers....................................      0.3
Beverages-Non-alcoholic..................................      0.3
Commercial Services......................................      0.3
Energy-Alternate Sources.................................      0.3
Health Care Cost Containment.............................      0.3
Oil & Gas Drilling.......................................      0.3
Pharmacy Services........................................      0.3
Platinum.................................................      0.3
Retail-Regional Department Stores........................      0.3
Toys.....................................................      0.3
Water....................................................      0.3
X-Ray Equipment..........................................      0.3
Cable TV.................................................      0.2
Data Processing/Management...............................      0.2
Enterprise Software/Service..............................      0.2
Human Resources..........................................      0.2
Motion Pictures & Services...............................      0.2
Retail-Apparel/Shoe......................................      0.2
Retail-Jewelry...........................................      0.2
Retail-Sporting Goods....................................      0.2
Web Hosting/Design.......................................      0.2
Containers-Metal/Glass...................................      0.1
Federal National Mtg. Assoc..............................      0.1
Internet Infrastructure Software.........................      0.1
                                                           -------
                                                              98.9%
                                                           =======

------------
* Calculated as a percentage of Net Assets

---------------------
    54

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO PROFILE -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

COUNTRY ALLOCATION*

United States.............................................      34.9%
United Kingdom............................................       7.7
Canada....................................................       6.6
Japan.....................................................       5.8
Germany...................................................       5.1
Switzerland...............................................       4.5
France....................................................       3.6
Australia.................................................       2.6
Italy.....................................................       2.6
Norway....................................................       2.3
Poland....................................................       2.3
Sweden....................................................       2.3
Denmark...................................................       2.1
Netherlands...............................................       1.9
Belgium...................................................       1.7
Hong Kong.................................................       1.6
Cayman Islands............................................       1.5
China.....................................................       1.5
Finland...................................................       1.3
Russia....................................................       1.2
Bermuda...................................................       0.9
Brazil....................................................       0.6
Egypt.....................................................       0.6
Austria...................................................       0.5
Spain.....................................................       0.5
Greece....................................................       0.4
Luxembourg................................................       0.4
Singapore.................................................       0.4
South Korea...............................................       0.4
South Africa..............................................       0.3
Taiwan....................................................       0.3
Marshall Islands..........................................       0.2
Turkey....................................................       0.2
Trinidad and Tobago.......................................       0.1
                                                                ----
                                                                98.9%
                                                                ====

---------------
* Calculated as a percentage of Net Assets

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION                 SHARES       (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK -- 72.6%
ADVERTISING SALES -- 0.3%
  Focus Media Holding, Ltd. ADR+...             2,200   $   111,100
                                                        -----------
AEROSPACE/DEFENSE -- 0.7%
  Boeing Co. ......................             1,200       115,392
  General Dynamics Corp. ..........               600        46,932
  Rockwell Collins, Inc. ..........             1,500       105,960
                                                        -----------
                                                            268,284
                                                        -----------
AGRICULTURAL CHEMICALS -- 0.6%
  Monsanto Co. ....................             1,300        87,802
  Potash Corp. of Saskatchewan,
    Inc. ..........................             2,100       163,737
                                                        -----------
                                                            251,539
                                                        -----------
AIRLINES -- 0.8%
  Cathay Pacific Airways, Ltd. ....            73,000       181,678
  Singapore Airlines, Ltd. ........            12,000       147,379
                                                        -----------
                                                            329,057
                                                        -----------
APPAREL MANUFACTURER -- 0.3%
  Coach, Inc.+.....................             2,300       108,997
                                                        -----------
AUDIO/VIDEO PRODUCTS -- 0.7%
  Sony Corp. ......................             5,100       262,197
                                                        -----------
AUTO-CARS/LIGHT TRUCKS -- 2.3%
  DaimlerChrysler AG...............             2,182       202,562
  Ford Motor Co. ..................            42,300       398,466
  Peugeot SA.......................             3,474       281,078
                                                        -----------
                                                            882,106
                                                        -----------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.7%
  Aisin Seiki Co., Ltd. ...........             7,600       279,618
                                                        -----------
BANKS-COMMERCIAL -- 5.9%
  Akbank TAS.......................            10,933        60,808
  Banca Intesa SpA.................            29,009       217,120
  Banco Bilbao Vizcaya Argentaria
    SA.............................             8,640       212,827
  Bank of China, Ltd.+.............           148,000        73,440
  China Merchants Bank Co.,
    Ltd. ..........................           107,000       326,370
  EFG Eurobank Ergasias............             4,697       153,843
  Julius Baer Holding AG...........             5,714       411,183
  Standard Chartered PLC...........             7,444       243,657
  UniCredito Italiano SpA..........            44,269       397,242
  Westpac Banking Corp. ...........             9,584       208,496
                                                        -----------
                                                          2,304,986
                                                        -----------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  PepsiCo, Inc. ...................             1,600       103,760
                                                        -----------
CASINO HOTEL -- 0.4%
  Melco PBL Entertainment Macau,
    Ltd. ADR+......................            11,796       148,158
                                                        -----------
CELLULAR TELECOM -- 0.5%
  Leap Wireless International,
    Inc.+..........................             1,400       118,300
  NII Holdings, Inc.+..............               800        64,592
                                                        -----------
                                                            182,892
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION                 SHARES       (NOTE 2)
COMMERCIAL SERVICES -- 0.3%
  AerCap Holdings NV+..............             3,600   $   115,200
                                                        -----------
COMPUTERS -- 2.0%
  Apple, Inc.+.....................             3,000       366,120
  Research In Motion, Ltd.+........             2,100       421,767
                                                        -----------
                                                            787,887
                                                        -----------
COMPUTERS-MEMORY DEVICES -- 1.0%
  EMC Corp.+.......................            11,700       211,770
  Network Appliance, Inc.+.........             3,500       102,200
  TDK Corp. .......................               900        87,131
                                                        -----------
                                                            401,101
                                                        -----------
CONSULTING SERVICES -- 0.4%
  Accenture Ltd., Class A..........             3,700       158,693
                                                        -----------
CONTAINERS-METAL/GLASS -- 0.1%
  Owens-Illinois, Inc.+............             1,500        52,500
                                                        -----------
DATA PROCESSING/MANAGEMENT -- 0.2%
  MoneyGram International, Inc. ...             2,900        81,055
                                                        -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
  Shinhan Financial Group Co.,
    Ltd. ..........................             2,280       138,698
                                                        -----------
DIVERSIFIED MANUFACTURING
  OPERATIONS -- 2.0%
  Danaher Corp. ...................             3,900       294,450
  Siemens AG.......................             3,416       492,714
                                                        -----------
                                                            787,164
                                                        -----------
DIVERSIFIED MINERALS -- 1.4%
  Cia Vale do Rio Doce ADR.........             5,700       253,935
  Xstrata PLC......................             4,671       280,176
                                                        -----------
                                                            534,111
                                                        -----------
DIVERSIFIED OPERATIONS -- 0.4%
  China Resources Enterprise.......            42,000       157,919
                                                        -----------
ELECTRIC PRODUCTS-MISC. -- 0.4%
  Mitsubishi Electric Corp. .......            19,000       176,227
                                                        -----------
ELECTRIC-GENERATION -- 0.5%
  Huaneng Power International,
    Inc. ..........................           174,000       197,828
                                                        -----------
ELECTRIC-INTEGRATED -- 1.4%
  E.ON AG..........................             1,868       314,235
  Enel SpA.........................            21,616       233,318
                                                        -----------
                                                            547,553
                                                        -----------
ELECTRONIC COMPONENTS-MISC. -- 1.1%
  HON HAI Precision Industry Co.,
    Ltd.+..........................            12,288       106,182
  Koninklijke Philips Electronics
    NV.............................             8,081       345,179
                                                        -----------
                                                            451,361
                                                        -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.4%
  MEMC Electronic Materials,
    Inc.+..........................             1,700       103,904
  NVIDIA Corp.+....................             1,300        53,703
                                                        -----------
                                                            157,607
                                                        -----------

---------------------
    56

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION                 SHARES       (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRONIC FORMS -- 0.4%
  Adobe Systems, Inc.+.............             4,200   $   168,630
                                                        -----------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 0.5%
  FLIR Systems, Inc.+..............             2,100        97,125
  Garmin, Ltd. ....................             1,600       118,352
                                                        -----------
                                                            215,477
                                                        -----------
ENERGY-ALTERNATE SOURCES -- 0.3%
  Suntech Power Holdings Co., Ltd.
    ADR+...........................             2,130        77,681
  Theolia SA+......................             1,350        46,282
                                                        -----------
                                                            123,963
                                                        -----------
ENGINEERING/R&D SERVICES -- 0.7%
  ABB, Ltd. ADR....................             7,800       176,280
  Fluor Corp. .....................             1,050       116,939
                                                        -----------
                                                            293,219
                                                        -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.2%
  Oracle Corp.+....................             4,300        84,753
                                                        -----------
ENTERTAINMENT SOFTWARE -- 0.6%
  Activision, Inc.+................             3,800        70,946
  Electronic Arts, Inc.+...........             3,100       146,692
                                                        -----------
                                                            217,638
                                                        -----------
FINANCE-INVESTMENT BANKER/BROKER -- 2.0%
  Aberdeen Asset Management........            15,712        61,841
  E*TRADE Financial Corp.+.........             3,000        66,270
  The Goldman Sachs Group, Inc. ...             1,350       292,612
  UBS AG...........................             6,220       374,779
                                                        -----------
                                                            795,502
                                                        -----------
FINANCE-OTHER SERVICES -- 1.4%
  Hong Kong Exchanges & Clearing,
    Ltd. ..........................            20,500       289,966
  The Nasdaq Stock Market, Inc.+...             8,100       240,651
                                                        -----------
                                                            530,617
                                                        -----------
FISHERY -- 0.4%
  Marine Harvest+..................           143,000       155,684
                                                        -----------
FOOD-MISC. -- 2.0%
  Nestle SA........................             2,042       779,019
                                                        -----------
FOOD-RETAIL -- 1.2%
  Safeway, Inc. ...................             3,300       112,299
  Tesco PLC........................            43,348       364,292
                                                        -----------
                                                            476,591
                                                        -----------
FOOTWEAR & RELATED APPAREL -- 0.6%
  Crocs, Inc.+.....................             3,200       137,696
  Tod's SpA........................               885        79,211
                                                        -----------
                                                            216,907
                                                        -----------
GAMBLING (NON-HOTEL) -- 0.0%
  Pinnacle Entertainment, Inc.+....               600        16,890
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION                 SHARES       (NOTE 2)
HEALTH CARE COST CONTAINMENT -- 0.3%
  McKesson Corp. ..................             2,200   $   131,208
                                                        -----------
HOME DECORATION PRODUCTS -- 0.6%
  Newell Rubbermaid, Inc. .........             8,000       235,440
                                                        -----------
HOTELS/MOTELS -- 0.8%
  Accor SA.........................             1,048        93,218
  Shangri-La Asia, Ltd.(2) ........            84,000       203,039
                                                        -----------
                                                            296,257
                                                        -----------
HUMAN RESOURCES -- 0.2%
  Manpower, Inc. ..................               700        64,568
                                                        -----------
INSURANCE-LIFE/HEALTH -- 0.5%
  Old Mutual PLC...................            54,527       184,938
                                                        -----------
INSURANCE-MULTI-LINE -- 2.4%
  Assurant, Inc. ..................             1,100        64,812
  AXA..............................             8,121       351,833
  Hartford Financial Services
    Group, Inc. ...................             2,500       246,275
  ING Groep NV.....................             6,514       289,089
                                                        -----------
                                                            952,009
                                                        -----------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
  F5 Networks, Inc.+...............               700        56,420
                                                        -----------
INTERNET SECURITY -- 0.4%
  McAfee, Inc.+....................             4,200       147,840
                                                        -----------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.9%
  Amvescap PLC.....................            26,764       347,460
                                                        -----------
MACHINERY-CONSTRUCTION & MINING -- 0.7%
  Komatsu, Ltd. ...................             9,200       267,501
                                                        -----------
MACHINERY-FARMING -- 0.5%
  Deere & Co. .....................             1,500       181,110
                                                        -----------
MACHINERY-GENERAL INDUSTRIAL -- 0.7%
  Alstom+..........................             1,674       281,442
                                                        -----------
MEDICAL INSTRUMENTS -- 1.1%
  Intuitive Surgical, Inc.+........               600        83,262
  Medtronic, Inc. .................             4,400       228,184
  St. Jude Medical, Inc.+..........             2,700       112,023
                                                        -----------
                                                            423,469
                                                        -----------
MEDICAL-DRUGS -- 3.3%
  Abbott Laboratories..............             2,000       107,100
  Bristol-Myers Squibb Co. ........             6,200       195,672
  Eli Lilly & Co. .................             3,000       167,640
  Merck & Co., Inc. ...............             4,000       199,200
  Schering-Plough Corp. ...........            18,900       575,316
  Shionogi & Co., Ltd. ............             4,000        65,299
                                                        -----------
                                                          1,310,227
                                                        -----------

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION                 SHARES       (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-HMO -- 0.5%
  UnitedHealth Group, Inc.+........             2,400   $   122,736
  WellPoint, Inc.+.................             1,000        79,830
                                                        -----------
                                                            202,566
                                                        -----------
METAL-DIVERSIFIED -- 1.4%
  Freeport-McMoRan Copper & Gold,
    Inc. ..........................             4,900       405,818
  Mining & Metallurgical Co.
    Norilsk Nickel ADR.............               600       133,200
                                                        -----------
                                                            539,018
                                                        -----------
MOTION PICTURES & SERVICES -- 0.2%
  Dreamworks Animation SKG, Inc.,
    Class A+.......................             3,000        86,520
                                                        -----------
MULTIMEDIA -- 1.0%
  The Walt Disney Co. .............            11,100       378,954
                                                        -----------
NON-FERROUS METALS -- 0.7%
  Cameco Corp. ....................             5,200       263,848
                                                        -----------
OFFICE AUTOMATION & EQUIPMENT -- 0.9%
  Canon, Inc. .....................             6,000       352,325
                                                        -----------
OIL & GAS DRILLING -- 0.3%
  Transocean, Inc.+................             1,100       116,578
                                                        -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.8%
  EnCana Corp. ....................             4,700       289,081
  EOG Resources, Inc. .............               900        65,754
  OAO Gazprom ADR*.................             4,300       180,170
  Talisman Energy, Inc. ...........             9,400       181,779
                                                        -----------
                                                            716,784
                                                        -----------
OIL COMPANIES-INTEGRATED -- 1.7%
  ConocoPhillips...................             4,900       384,650
  LUKOIL ADR.......................               600        45,720
  Suncor Energy, Inc. .............             2,600       234,214
                                                        -----------
                                                            664,584
                                                        -----------
OIL-FIELD SERVICES -- 0.6%
  Halliburton Co. .................             7,383       254,714
                                                        -----------
OPTICAL SUPPLIES -- 0.5%
  Essilor International SA.........             1,750       209,308
                                                        -----------
PHARMACY SERVICES -- 0.3%
  Medco Health Solutions, Inc.+....             1,500       116,985
                                                        -----------
PLATINUM -- 0.3%
  Anglo American Platinum Corp.,
    Ltd. ..........................               713       117,430
                                                        -----------
RETAIL-APPAREL/SHOE -- 0.2%
  Under Armour, Inc., Class A+.....             1,600        73,040
                                                        -----------
RETAIL-DISCOUNT -- 0.4%
  Dollar Tree Stores, Inc.+........             3,200       139,360
                                                        -----------
RETAIL-JEWELRY -- 0.2%
  Bulgari SpA......................             4,474        72,119
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION                 SHARES       (NOTE 2)
RETAIL-MAJOR DEPARTMENT STORES -- 0.9%
  KarstadtQuelle AG+...............             8,387   $   284,011
  Saks, Inc. ......................             3,100        66,185
                                                        -----------
                                                            350,196
                                                        -----------
RETAIL-REGIONAL DEPARTMENT STORES --0.3%
  Kohl's Corp.+....................             1,500       106,545
                                                        -----------
RETAIL-SPORTING GOODS -- 0.2%
  Dick's Sporting Goods, Inc.+.....             1,300        75,621
                                                        -----------
SEMICONDUCTOR EQUIPMENT -- 0.6%
  Lam Research Corp.+..............             4,400       226,160
                                                        -----------
SOAP & CLEANING PREPARATION -- 0.9%
  Church & Dwight Co., Inc. .......             1,800        87,228
  Reckitt Benckiser PLC............             4,908       269,555
                                                        -----------
                                                            356,783
                                                        -----------
STEEL PIPE & TUBE -- 0.7%
  TMK OAO GDR+*....................             3,400       124,066
  Vallourec SA.....................               441       142,181
                                                        -----------
                                                            266,247
                                                        -----------
STEEL-PRODUCERS -- 0.6%
  Evraz Group SA GDR+*.............             3,900       160,290
  Steel Dynamics, Inc. ............             2,100        88,011
                                                        -----------
                                                            248,301
                                                        -----------
TELECOM SERVICES -- 1.4%
  Amdocs, Ltd.+....................             1,700        67,694
  Orascom Telecom Holding SAE
    GDR............................             3,500       227,150
  TELUS Corp. .....................             4,300       257,415
                                                        -----------
                                                            552,259
                                                        -----------
TELECOMMUNICATION EQUIPMENT -- 0.5%
  Nortel Networks Corp.+...........             8,500       204,910
                                                        -----------
TELEPHONE-INTEGRATED -- 0.5%
  Verizon Communications, Inc. ....             5,100       209,967
                                                        -----------
THERAPEUTICS -- 0.6%
  Amylin Pharmaceuticals, Inc.+....             2,200        90,552
  Gilead Sciences, Inc.+...........             3,400       131,818
                                                        -----------
                                                            222,370
                                                        -----------
TOBACCO -- 1.4%
  Japan Tobacco, Inc. .............               108       533,312
                                                        -----------
TOYS -- 0.3%
  Nintendo Co., Ltd. ..............               300       109,888
                                                        -----------
WATER -- 0.3%
  Kelda Group PLC..................             6,231       117,930
                                                        -----------
WEB HOSTING/DESIGN -- 0.2%
  Equinix, Inc.+...................               700        64,029
                                                        -----------
WEB PORTALS/ISP -- 1.6%
  Google, Inc., Class A+...........             1,230       643,757
                                                        -----------

---------------------
    58

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                            SHARES/
                                           PRINCIPAL       VALUE
       SECURITY DESCRIPTION               AMOUNT(11)     (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WIRELESS EQUIPMENT -- 2.0%
  Nokia Oyj........................            18,548   $   522,410
  QUALCOMM, Inc. ..................             6,000       260,340
                                                        -----------
                                                            782,750
                                                        -----------
X-RAY EQUIPMENT -- 0.3%
  Hologic, Inc.+...................             2,200       121,682
                                                        -----------
TOTAL COMMON STOCK
 (cost $24,779,348)................                      28,429,217
                                                        -----------
PREFERRED STOCK -- 0.0%
STEEL-PRODUCER -- 0.0%
  Weirton Steel Corp., Series C
    +(2)(3) (cost $0)..............             1,125             0
                                                        -----------
ASSET BACKED SECURITIES -- 1.3%
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
  Banc of America Commercial Mtg.
    Inc., Series 2005-6, Class A4
    5.35% due 09/10/47(4)(5).......       $    60,000        57,940
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2002-TOP8, Class A2
    4.83% due 08/15/38(5)..........            25,000        24,078
  Bear Stearns Commercial Mtg. Securities, Inc.
    Series 2001-TOP4, Class A3
    5.61% due 11/15/33(5)..........            25,000        24,971
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C1, Class A4
    5.61% due 12/15/39(5)..........            60,000        58,845
  CS First Boston Mtg. Securities
    Corp. Series 2003-C3, Class A5
    3.94% due 05/15/38(5)..........            20,000        18,283
  Greenwich Capital Commercial Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(5)..........            60,000        57,774
  GS Mtg. Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(5)..........            60,000        58,863
  JP Morgan Chase Commercial Mtg.
    Securities Corp. Series
    2005-LDP4, Class A4
    4.92% due 10/15/42(5)..........            60,000        56,535
  JP Morgan Chase Commercial Mtg.
    Securities Corp. Series
    2005-LDP5, Class A4
    5.34% due 12/15/44(4)(5).......            60,000        57,914
  LB-UBS Commercial Mtg. Trust
    Series 2001-C7, Class A5
    6.13% due 12/15/30(5)..........            25,000        25,483
  Merrill Lynch Mtg. Trust, Series
    2005-CIP1, Class A4
    5.05% due 07/12/38(5)..........            60,000        57,047
                                                        -----------
Total Asset Backed Securities (cost
  $501,218)........................                         497,733
                                                        -----------

-------------------------------------------------------------------
                                           PRINCIPAL       VALUE
       SECURITY DESCRIPTION               AMOUNT(11)     (NOTE 2)
CORPORATE BONDS & NOTES -- 0.9%
AUTO-CARS/LIGHT TRUCKS -- 0.1%
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    7.75% due 01/18/11.............       $    50,000   $    53,215
                                                        -----------
CABLE TV -- 0.3%
  Comcast Cable Communications, Inc.
    Senior Notes
    6.88% due 06/15/09.............            95,000        97,268
                                                        -----------
FINANCE-INVESTMENT BANKER/BROKER -- 0.2%
  Citigroup Funding, Inc.
    Notes
    2.15% due 10/18/07(2)*.........           105,000        94,670
                                                        -----------
INSURANCE-LIFE/HEALTH -- 0.0%
  Prudential Financial, Inc.
    Notes
    5.10% due 12/14/11.............            15,000        14,710
                                                        -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
  Costilla Energy, Inc.
    Senior Notes
    10.25% due 10/01/06+(2)(3).....           130,000             0
                                                        -----------
OIL COMPANIES-INTEGRATED -- 0.2%
  ConocoPhillips Australia Funding Co.
    Guaranteed Notes
    5.46% due 04/09/09(7)..........            70,000        70,019
                                                        -----------
RETAIL-DISCOUNT -- 0.1%
  Wal-Mart Stores, Inc.
    Bonds
    5.25% due 09/01/35.............            30,000        26,224
                                                        -----------
Total Corporate Bonds & Notes (cost
  $436,290)........................                         356,106
                                                        -----------
FOREIGN CORPORATE BONDS & NOTES -- 0.2%
BANKS-COMMERCIAL -- 0.2%
  Credit Agricole SA
    Notes
    3.96% due 10/17/07(7)..........  EUR       50,000        67,671
                                                        -----------
CONTAINERS-METAL/GLASS -- 0.0%
  Consumers International, Inc.
    Senior Notes
    10.25% due 04/01/05+(2)(3).....            50,000             0
                                                        -----------
Total Foreign Corporate Bonds &
  Notes (cost $62,761).............                          67,671
                                                        -----------
FOREIGN GOVERNMENT AGENCIES -- 17.1%
SOVEREIGN -- 17.1%
  Bundesrepublik Deutschland
    Bonds
    3.75% due 01/04/17.............  EUR      115,000       146,025
  Bundesrepublik Deutschland
    6.00% due 07/04/07.............  EUR      145,000       196,250
  Federal Republic of Germany
    Bonds
    3.50% due 01/04/16.............  EUR       80,000       100,311

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
       SECURITY DESCRIPTION               AMOUNT(11)     (NOTE 2)
-------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES (CONTINUED)
SOVEREIGN (CONTINUED)
  Federal Republic of Germany
    Series 05
    4.00% due 01/04/37.............  EUR      215,000   $   258,756
  Government of Australia
    Bonds
    5.25% due 03/15/19.............  AUD      300,000       233,314
  Government of Australia
    Bonds
    5.75% due 06/15/11.............  AUD      715,000       591,838
  Government of Canada
    Bonds
    4.25% due 09/01/09.............  CAD      275,000       256,250
  Government of Canada
    Bonds
    5.75% due 06/01/29.............  CAD       45,000        49,396
  Government of Canada
    Bonds
    5.75% due 06/01/33.............  CAD       25,000        27,975
  Government of Canada
    Bonds
    6.00% due 06/01/11.............  CAD      235,000       231,762
  Government of Japan
    Bonds
    1.40% due 09/20/11.............  JPY   10,900,000        88,670
  Government of Japan
    Bonds
    2.10% due 09/20/25.............  JPY    6,200,000        49,552
  Government of Poland
    Bonds
    5.00% due 10/24/13.............  PLN      955,000       332,216
  Government of Poland
    Bonds
    6.00% due 11/24/09.............  PLN    1,325,000       482,659
  Government of Poland
    Bonds
    6.25% due 10/24/15.............  PLN      250,000        93,274
  Government of United Kingdom
    Bonds
    4.00% due 09/07/16.............  GBP       57,500       103,409
  Kingdom of Denmark
    Bonds
    4.00% due 11/15/10.............  DKK    2,130,000       380,394
  Kingdom of Denmark
    Bonds
    4.00% due 11/15/15.............  DKK    1,830,000       319,140
  Kingdom of Denmark
    Bonds
    6.00% due 11/15/09.............  DKK      335,000        62,821
  Kingdom of Denmark
    Bonds
    7.00% due 11/10/24.............  DKK      330,000        75,739

-------------------------------------------------------------------
                                           PRINCIPAL       VALUE
       SECURITY DESCRIPTION               AMOUNT(11)     (NOTE 2)
SOVEREIGN (CONTINUED)
  Kingdom of Norway
    Bonds
    5.50% due 05/15/09.............  NOK    1,965,000   $   334,123
  Kingdom of Norway
    Bonds
    6.50% due 05/15/13.............  NOK    2,340,000       421,966
  Kingdom of Sweden
    Bonds
    4.50% due 08/12/15.............  SEK    1,880,000       275,133
  Kingdom of Sweden
    Bonds
    5.00% due 12/01/20.............  SEK      515,000        79,435
  Kingdom of Sweden
    Bonds
    5.25% due 03/15/11.............  SEK    3,730,000       559,347
  Republic of Austria
    Notes
    4.30% due 07/15/14.............  EUR      143,000       190,137
  Trinidad & Tobago Government
    Notes
    9.88% due 10/01/09*............            45,000        49,388
  United Kingdom Gilt Treasury
    Bonds
    4.75% due 12/07/38.............  GBP       45,000        89,836
  United Kingdom Gilt Treasury
    Bonds
    5.00% due 03/07/12.............  GBP      250,000       487,717
  United Kingdom Gilt Treasury
    Bonds
    6.25% due 11/25/10.............  GBP       70,000       142,631
                                                        -----------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $6,375,767).....................                  6,709,464
                                                        -----------
FOREIGN GOVERNMENT TREASURIES -- 0.6%
SOVEREIGN -- 0.6%
  Government of United Kingdom
    Bonds
    (cost $233,573)................  GBP      130,000       237,702
                                                        -----------
U.S. GOVERNMENT AGENCIES -- 0.1%
FEDERAL NATIONAL MTG. ASSOC. -- 0.1%
  4.79% due 11/01/12...............            25,000        24,122
  7.57% due 04/01/10...............             4,115         4,284
                                                        -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $29,575)...................                          28,406
                                                        -----------
U.S. GOVERNMENT TREASURIES -- 2.6%
U.S. TREASURY BONDS -- 0.4%
  4.50% due 02/15/36...............            70,000        63,383
  5.38% due 02/15/31...............            86,000        88,311
                                                        -----------
                                                            151,694
                                                        -----------

---------------------
    60

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

                                           PRINCIPAL       VALUE
       SECURITY DESCRIPTION               AMOUNT(11)     (NOTE 2)
-------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES
  (CONTINUED)
U.S. TREASURY NOTES -- 2.2%
  4.38% due 08/15/12...............           635,000   $   620,663
  4.50% due 11/15/15(10)...........           245,000       236,310
                                                        -----------
                                                            856,973
                                                        -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $1,016,507).....................                  1,008,667
                                                        -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $33,435,039)....................                 37,334,966
                                                        -----------
SHORT-TERM INVESTMENT SECURITIES -- 1.7%
FOREIGN GOVERNMENT TREASURIES -- 1.7%
  Belgium Treasury Bill (cost
    $643,263)......................  EUR      485,000       651,140
                                                        -----------
REPURCHASE AGREEMENT -- 1.8%
  Banc of America Joint
    Repurchase Agreement
    (cost $715,000)(1).............       $   715,000   715,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $34,793,302)(6)............              98.9%  38,701,106
Other assets less liabilities......               1.1   436,951
                                          -----------   -----------
NET ASSETS.........................             100.0%  $39,138,057
                                          ===========   ===========

------------
 +   Non-income producing security
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $608,584 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  Fair valued security; see Note 2
(3)  Illiquid security
(4) Variable Rate Security -- the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(5)  Commercial Mortgage-Backed Security
(6)  See Note 6 for cost of investments on a tax basis.
(7) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(10) The security, or a portion thereof, was pledged as collateral to cover margin requirements for open futures contracts.
(11) Denominated in United States dollars unless otherwise indicated.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements

OPEN FOREIGN BOND FORWARD CONTRACTS
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                                       VALUE AT     VALUE AS OF     APPRECIATION
                   DESCRIPTION                     PRINCIPAL AMOUNT   DELIVERY DATE   TRADE DATE   JUNE 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond, Series 82 2.10% due
 09/20/25........................................   JPY 10,700,000     07/11/2007     $  89,322      $  85,552        ($ 3,770)
Japanese Government Bond, Series 82 2.10% due
 09/20/25........................................   JPY (7,900,000)    07/11/2007       (64,266)       (63,164)          1,102
Japanese Government Bond, Series 213 1.40% due
 06/22/09........................................   JPY 41,400,000     07/11/2007       348,677        338,890          (9,787)
Japanese Government Bond, Series 259 1.40% due
 03/20/14........................................   JPY 19,400,000     08/07/2007       159,209        157,465          (1,744)
Japanese Government Bond, Series 259 1.40% due
 03/20/14........................................  JPY (19,400,000)    08/07/2007      (158,581)      (155,936)          2,645
Japanese Government Bond, Series 259 1.50% due
 03/20/14........................................   JPY 70,100,000     08/07/2007       573,070        564,485          (8,585)
Japanese Government Bond, Series 275 1.40% due
 12/20/15........................................    JPY 7,100,000     08/07/2007        56,767         55,992            (775)
                                                                                                                      --------
                                                                                                                      ($20,914)
                                                                                                                      ========

                                                           ---------------------

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                       EXPIRATION     VALUE AT      VALUE AS OF
 CONTRACTS                           DESCRIPTION                                DATE       TRADE DATE    JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------------
 2    Short  90 Day Euro Dollar..........................................  September 2007  $  473,094     $   473,350
17    Short  E-Mini S&P 500 Index........................................  September 2007   1,278,113       1,288,175
 6    Short  Dow Jones Euro Stoxx 50.....................................  September 2007     358,758         364,457
 2    Long   Euro-Bund...................................................  September 2007     302,422         300,520
 1    Long   Euro-Shatz..................................................  September 2007     138,755         138,796
 3    Short  Financial Times Stock Exch. 100 Index.......................  September 2007     396,805         399,893
 1    Long   LIFFE Long Gilt.............................................  September 2007     212,402         208,300
 9    Short  SFE 3 Year Treasury Bond....................................  September 2007   1,902,677       1,903,312
 1    Long   SFE 10 Year Treasury Bond...................................  September 2007     577,660         577,719
 2    Short  Tokyo Price Index...........................................  September 2007     144,389         144,162
 3    Long   U.S. Treasury 2 Year Note...................................  September 2007     612,153         611,344
 4    Short  U.S. Treasury 5 Year Note...................................  September 2007     415,517         417,000
 1    Long   U.S. Treasury 10 Year Note..................................  September 2007     315,974         317,109

    NUMBER            UNREALIZED
      OF             APPRECIATION
  CONTRACTS         (DEPRECIATION)
-----------------------------------------------------------------------------------------------
 2                       $   (256)
17                        (10,062)
 6                         (5,699)
 2                         (1,902)
 1                             41
 3                         (3,088)
 1                         (4,102)
 9                           (635)
 1                             59
 2                            227
 3                           (809)
 4                         (1,483)
 1                          1,135
                        ---------
                         $(26,574)
                        =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

        CONTRACT                     IN             DELIVERY    GROSS UNREALIZED
       TO DELIVER               EXCHANGE FOR          DATE        APPRECIATION
--------------------------------------------------------------------------------
*CAD            3,734,000   USD        3,523,227   09/19/2007      $ 11,539
*CHF              290,000   USD          238,892   09/20/2007            40
*COP            3,800,000   USD            1,973   09/19/2007            62
*CZK            3,042,000   USD          144,966   09/19/2007         1,033
 HKD            7,790,000   USD          998,700   09/19/2007           445
*IDR        3,864,000,000   USD          426,417   09/19/2007           760
*ILS              785,000   USD          188,200   09/19/2007         2,913
*JPY          202,972,000   USD        1,679,843   09/19/2007        14,139
*MYR              170,000   USD           49,853   09/19/2007           376
*PHP            2,840,000   USD           61,647   09/19/2007           348
*USD            2,073,193   AUD        2,478,000   09/19/2007        22,942
*USD              518,517   BRL        1,025,000   09/19/2007         8,047
*USD              839,522   CHF        1,020,000   09/19/2007           520
*USD              195,813   CHF          239,000   09/20/2007         1,033
 USD                4,242   CNY           32,000   09/19/2007             2
 USD              641,544   CNY        4,670,000   06/18/2008           108
*USD               69,072   DKK          379,000   09/19/2007            14
*USD           16,826,770   EUR       12,537,000   09/19/2007       186,745
*USD              768,365   GBP          389,000   09/19/2007        11,871
*USD               85,198   HUF       16,300,000   09/19/2007         3,662
 USD              193,408   INR        7,920,000   09/19/2007           182
*USD              641,053   KRW      593,408,000   09/19/2007         2,787
*USD              258,869   MXN        2,822,000   09/19/2007         1,137
*USD            2,189,118   NOK       13,134,000   09/19/2007        41,117
*USD              878,075   NZD        1,174,000   09/19/2007        21,148
*USD              266,145   PLN          754,000   09/19/2007         4,888
*USD              426,742   RUB       10,980,000   09/19/2007         1,678
*USD              656,950   SEK        4,531,000   09/19/2007         8,106
*USD               67,153   SKK        1,710,000   09/19/2007         1,880
*USD              112,999   TRY          155,000   09/19/2007         1,728
*USD              324,932   TWD       10,668,000   09/19/2007         1,978
*USD              444,798   ZAR        3,261,000   09/19/2007        11,846
                                                                   ---------
                                                                   $365,074
                                                                   ---------

---------------------
    62

ANCHOR SERIES TRUST STRATEGIC MULTI-ASSET PORTFOLIO

--------------------------------------------------------------------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS -- (CONTINUED)
--------------------------------------------------------------------------------

       CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
      TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
--------------------------------------------------------------------------------
*AUD          2,163,000   USD          1,814,044   09/19/2007      $ (15,633)
*BRL            988,000   USD            497,248   09/19/2007        (10,308)
*CHF          2,823,000   USD          2,309,088   09/19/2007        (15,851)
*CLP        685,934,000   USD          1,300,101   09/20/2007           (112)
*DKK          4,795,000   USD            873,879   09/19/2007           (182)
 EUR            145,000   USD            195,315   07/05/2007           (968)
*EUR         14,437,000   USD         19,449,344   09/19/2007       (142,592)
*GBP            703,000   USD          1,391,301   09/19/2007        (18,740)
*HUF         13,580,000   USD             70,891   09/19/2007         (3,140)
*KRW        485,454,000   USD            526,056   09/19/2007           (655)
*MXN          2,080,000   USD            189,694   09/19/2007         (1,948)
*NOK         16,565,000   USD          2,772,049   09/19/2007        (40,791)
*NZD          1,135,000   USD            847,945   09/19/2007        (21,406)
*PLN          3,024,000   USD          1,069,379   09/19/2007        (17,629)
*RUB         19,760,000   USD            768,203   09/19/2007         (2,797)
*SEK          8,775,000   USD          1,272,384   09/19/2007        (15,602)
*SGD            175,000   USD            114,906   09/19/2007           (145)
*SKK          1,480,000   USD             58,718   09/19/2007         (1,030)
*TRY            316,000   USD            232,801   09/19/2007         (1,094)
*TWD          7,101,000   USD            216,146   09/19/2007         (1,457)
 USD            120,993   ARS            375,000   09/19/2007           (458)
*USD          1,675,971   CAD          1,777,000   09/19/2007         (4,769)
*USD          1,601,894   CLP        844,688,000   09/20/2007           (757)
*USD              5,971   COP         11,500,000   09/19/2007           (187)
*USD             92,766   CZK          1,957,000   09/19/2007           (170)
*USD            453,540   IDR      4,018,940,000   09/19/2007        (10,815)
*USD            251,362   ILS          1,049,000   09/19/2007         (3,762)
*USD          1,778,625   JPY        213,783,000   09/19/2007        (24,199)
*USD            696,700   MYR          2,390,000   09/19/2007         (1,099)
*USD             65,217   PHP          3,000,000   09/19/2007           (464)
*USD            217,776   SGD            331,000   09/19/2007           (165)
*ZAR          2,460,000   USD            335,552   09/19/2007         (8,927)
                                                                   ----------
                                                                   $(367,852)
                                                                   ----------
        Net Unrealized Appreciation (Depreciation)...........      $  (2,778)
                                                                   ==========

---------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound Sterling
HKD -- Hong Kong Dollar
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS  -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
MYR -- Malaysian Ringgit
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
ZAR -- South African Rand

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               GOVERNMENT         ASSET
                                                              MONEY MARKET    AND QUALITY      ALLOCATION
                                                               PORTFOLIO     BOND PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*...  $        --    $ 982,462,190    $381,550,337
Short-term investment securities, at value
 (unaffiliated)*............................................   13,532,097       59,939,167              --
Repurchase agreements (cost equals market value)............       25,000       62,530,000      20,677,000
                                                              ---------------------------------------------
Total investments...........................................   13,557,097    1,104,931,357     402,227,337
                                                              ---------------------------------------------
Cash........................................................        4,474            1,138          13,207
Foreign cash*...............................................           --               --           2,584
Receivable for:
 Fund shares sold...........................................           --       13,223,398         435,677
 Dividends and interest.....................................       55,982        8,137,056       1,490,678
 Investments sold...........................................           --               --       2,371,198
 Options Written............................................           --               --              --
Prepaid expenses and other assets...........................        2,340            6,397          58,695
Variation margin on futures contracts.......................           --               --              --
Unrealized appreciation on forward foreign currency
 contracts..................................................           --               --              --
Unrealized appreciation on foreign bond forward contracts...           --               --              --
                                                              ---------------------------------------------
Total assets................................................   13,619,893    1,126,299,346     406,599,376
                                                              ---------------------------------------------

LIABILITIES:
Payable for:
 Fund shares redeemed.......................................        1,495        1,631,008         694,134
 Investments purchased......................................           --       57,591,103       1,612,636
 Investment advisory and management fees....................        5,728          468,443         205,429
 Service fees -- Class 2....................................           --           71,633           4,074
 Service fees -- Class 3....................................           --           45,789           7,470
 Trustees' fees and expenses................................       13,268          119,214          19,055
Other accrued expenses......................................       27,233          155,027          74,327
Variation margin on futures contracts.......................           --               --              --
Due to custodian............................................           --               --              --
Call and put options written, at value@.....................           --               --              --
Unrealized depreciation on forward foreign currency
 contracts..................................................           --               --              --
Unrealized depreciation on foreign bond forward contracts...           --               --              --
                                                              ---------------------------------------------
Total liabilities...........................................       47,724       60,082,217       2,617,125
                                                              ---------------------------------------------
NET ASSETS..................................................  $13,572,169    $1,066,217,129   $403,982,251
                                                              =============================================
NET ASSETS REPRESENTED BY:
Capital paid-in.............................................   13,572,169    1,032,795,970     300,902,587
Accumulated undistributed net investment income (loss)......           --       63,900,370      16,430,048
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions..............................           --      (11,544,459)     50,865,883
Unrealized appreciation (depreciation) on investments.......           --      (18,934,752)     35,783,634
Unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward
 contracts..................................................           --               --              --
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................           --               --              99
                                                              ---------------------------------------------
NET ASSETS..................................................  $13,572,169    $1,066,217,129   $403,982,251
                                                              =============================================
 Class 1 (unlimited shares authorized):
 Net assets.................................................  $13,572,169    $ 424,431,861    $334,869,753
 Shares of beneficial interest issued and outstanding.......   13,572,169       28,672,920      19,589,688
 Net asset value, offering and redemption price per share...  $      1.00    $       14.80    $      17.09
                                                              =============================================
 Class 2 (unlimited shares authorized):
 Net assets.................................................  $        --    $ 127,320,325    $ 32,614,127
 Shares of beneficial interest issued and outstanding.......           --        8,612,570       1,912,540
 Net asset value, offering and redemption price per share...  $        --    $       14.78    $      17.05
                                                              =============================================
 Class 3 (unlimited shares authorized):
 Net assets.................................................  $        --    $ 514,464,943    $ 36,498,371
 Shares of beneficial interest issued and outstanding.......           --       34,870,834       2,144,615
 Net asset value, offering and redemption price per share...  $        --    $       14.75    $      17.02
                                                              =============================================
------------
*Cost
   Long-term investment securities (unaffiliated)...........  $        --    $1,001,396,942   $345,766,703
                                                              =============================================
   Short-term investment securities (unaffiliated)..........  $13,532,097    $  59,939,167    $         --
                                                              =============================================
   Foreign cash.............................................  $        --    $          --    $      2,554
                                                              =============================================
@ Premiums received on options written......................  $        --    $          --    $         --
                                                              =============================================

    See Notes to Financial Statements
---------------------
    64

--------------------------------------------------------------------------------

      GROWTH AND                       CAPITAL         NATURAL                     STRATEGIC
        INCOME          GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------
     $16,862,099     $819,976,166   $1,702,157,634   $458,228,971   $42,465,182   $37,334,966
              --               --              --              --      498,429        651,140
         410,000       16,680,000      19,720,000      25,565,000    4,280,000        715,000
    -----------------------------------------------------------------------------------------
      17,272,099      836,656,166   1,721,877,634     483,793,971   47,243,611     38,701,106
    -----------------------------------------------------------------------------------------
           4,663            3,164              --             238      163,484        136,141
              --               --         920,611         119,543           --         53,888
              --          816,499       2,398,547         945,394          741             --
          15,989          720,645         471,036         397,816      138,920        208,809
         120,676        4,909,977       1,387,736              --      187,245        559,756
              --               --         705,649              --           --             --
           3,509           25,724          68,600           5,856        3,754          7,920
              --               --              --              --          995             --
              --               --              --              --           --        365,074
              --               --              --              --           --          3,748
    -----------------------------------------------------------------------------------------
      17,416,936      843,132,175   1,727,829,813     485,262,818   47,738,750     40,036,442
    -----------------------------------------------------------------------------------------
           2,259        2,963,025       9,505,275       3,686,457       32,239         35,291
          97,300        2,048,727      15,733,091         544,314    1,860,687        387,839
          10,022          464,709         971,847         296,320       38,037         32,210
              --            9,996          17,093           6,066           --             --
              --           45,789         111,558          34,250           --
              50            8,936           6,872          10,636        2,102          1,609
          40,121          236,209         529,716         173,043       58,568         46,985
              --               --              --              --           --          1,937
              --               --         704,501              --           --             --
              --               --       5,115,925              --           --             --
              --               --              --              --           --        367,852
              --               --              --              --           --         24,662
    -----------------------------------------------------------------------------------------
         149,752        5,777,391      32,695,878       4,751,086    1,991,633        898,385
    -----------------------------------------------------------------------------------------
     $17,267,184     $837,354,784   $1,695,133,935   $480,511,732   $45,747,117   $39,138,057
    =========================================================================================
                      582,472,074   1,080,324,860     171,252,717   36,427,732     29,657,886
      12,341,230
         122,121        7,040,302       3,403,817       6,435,263    1,178,215        (41,511)
       2,813,053      158,282,793     326,064,376      57,255,879    5,530,947      5,637,911
       1,990,780       89,559,615     287,598,784     245,567,758    2,613,684      3,907,804
              --               --      (2,264,319)             --       (3,461)       (47,488)
              --               --           6,417             115           --         23,455
    -----------------------------------------------------------------------------------------
     $17,267,184     $837,354,784   $1,695,133,935   $480,511,732   $45,747,117   $39,138,057
    =========================================================================================
     $17,267,184     $535,660,200   $1,004,776,390   $263,793,712   $45,747,117   $39,138,057
       1,431,329       16,806,123      21,633,318       4,089,937    5,848,337      3,902,960
     $     12.06     $      31.87   $       46.45    $      64.50   $     7.82    $     10.03
    =========================================================================================
     $        --     $ 79,819,016   $ 139,153,257    $ 48,303,192   $       --    $        --
              --        2,508,714       3,014,566         751,391           --             --
     $        --     $      31.82   $       46.16    $      64.29   $       --    $        --
    =========================================================================================
     $        --     $221,875,568   $ 551,204,288    $168,414,828   $       --    $        --
              --        6,988,059      11,982,564       2,626,611           --             --
     $        --     $      31.75   $       46.00    $      64.12   $       --    $        --
    =========================================================================================
     $14,871,319     $730,416,551   $1,414,558,850   $212,661,213   $39,851,498   $33,435,039
    =========================================================================================
     $        --     $         --   $          --    $         --   $  498,429    $   643,263
    =========================================================================================
     $        --     $         --   $     917,444    $    119,745   $       --    $    53,764
    =========================================================================================
     $        --     $         --   $   2,851,606    $         --   $       --    $        --
    =========================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30,
2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               GOVERNMENT          ASSET
                                                              MONEY MARKET    AND QUALITY       ALLOCATION
                                                               PORTFOLIO     BOND PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)....................................    $     --      $         --     $  3,070,068
Interest (unaffiliated).....................................     354,463        28,138,278        3,729,422
                                                              ----------------------------------------------
Total investment income*....................................     354,463        28,138,278        6,799,490
                                                              ----------------------------------------------

EXPENSES:
Investment advisory and management fees.....................      32,936         2,792,131        1,248,844
Service fees:
  Class 2...................................................          --            95,608           23,366
  Class 3...................................................          --           578,600           43,730
Custodian and accounting fees...............................      16,570           133,272           86,279
Reports to shareholders.....................................         612            61,405           24,338
Audit and tax fees..........................................       8,090             8,029           19,177
Legal fees..................................................       1,966             9,432            5,437
Trustees' fees and expenses.................................         742            12,432            3,606
Interest expense............................................          --                --               --
Other expenses..............................................       3,071             3,499            6,582
                                                              ----------------------------------------------
  Total expenses before custody credits and fees paid
    indirectly..............................................      63,987         3,694,408        1,461,359
  Custody credits earned on cash balances...................        (569)           (4,755)          (1,674)
  Fees paid indirectly (Note 4).............................          --                --          (58,125)
                                                              ----------------------------------------------
  Net expenses..............................................      63,418         3,689,653        1,401,560
                                                              ----------------------------------------------
Net investment income (loss)................................     291,045        24,448,625        5,397,930
                                                              ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......          --         1,090,966       40,305,460
Net realized gain (loss) on futures contracts, written
  options contracts and foreign bond forward contracts......          --           281,979               --
Net realized foreign exchange gain (loss) on other assets
  and liabilities...........................................          --                --            3,875
                                                              ----------------------------------------------
Net realized gain (loss) on investments and foreign
  currencies................................................          --         1,372,945       40,309,335
                                                              ----------------------------------------------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)................................          --       (19,974,825)     (22,029,827)
Change in unrealized appreciation (depreciation) on futures
  contracts, written options contracts and foreign bond
  forward contracts.........................................          --          (547,969)              --
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities....................................          --                --              135
                                                              ----------------------------------------------
Net unrealized gain (loss) on investments and foreign
  currencies................................................          --       (20,522,794)     (22,029,692)
                                                              ----------------------------------------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies........................................          --       (19,149,849)      18,279,643
                                                              ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $291,045      $  5,298,776     $ 23,677,573
                                                              ----------------------------------------------
------------
  * Net of foreign withholding taxes on interest and
    dividends of............................................    $     --      $         --     $     97,770
                                                              ==============================================
 ** Net of foreign withholding taxes on capital gains of....    $     --      $         --     $         --
                                                              ==============================================

See Notes to Financial Statements

---------------------
    66

--------------------------------------------------------------------------------

      GROWTH AND                      CAPITAL        NATURAL                    STRATEGIC
        INCOME          GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------
      $  121,398      $ 4,755,411   $  5,211,766   $ 3,215,564   $  217,677    $  261,918
           7,643          487,132        539,542       231,410      430,456       261,171
    --------------------------------------------------------------------------------------
         129,041        5,242,543      5,751,308     3,446,974      648,133       523,089
    --------------------------------------------------------------------------------------
          60,406        2,746,259      5,600,081     1,566,618      230,753       196,910
              --           59,723        100,033        33,194           --            --
              --          260,481        605,279       171,697           --            --
          19,550          112,816        260,049       120,108       26,544        32,901
           1,256           29,304        100,827        32,663        1,254         1,553
           6,271           19,253         19,242        19,267        9,260        20,320
           4,871            8,337         13,841         4,574        2,263         2,179
             347           11,837         13,561        11,809        2,509         1,993
              --               --          4,561            --           28            --
           2,645            2,219         29,300        11,603          200           646
    --------------------------------------------------------------------------------------
          95,346        3,250,229      6,746,774     1,971,533      272,811       256,502
             (84)          (2,797)       (12,481)       (3,861)        (111)         (213)
            (298)         (25,176)      (105,291)       (3,559)        (529)         (956)
    --------------------------------------------------------------------------------------
          94,964        3,222,256      6,629,002     1,964,113      272,171       255,333
    --------------------------------------------------------------------------------------
          34,077        2,020,287       (877,694)    1,482,861      375,962       267,756
    --------------------------------------------------------------------------------------
         962,749       73,596,713    136,613,426    34,348,139    2,645,880     2,851,598
              --               --       (710,735)           --     (204,712)     (123,107)
              --               --        (10,706)       12,161           --      (113,471)
    --------------------------------------------------------------------------------------
         962,749       73,596,713    135,891,985    34,360,300    2,441,168     2,615,020
    --------------------------------------------------------------------------------------
         565,172        8,852,697     75,308,096    49,528,443       17,334      (447,673)
              --               --     (2,264,319)           --       (2,141)      (26,878)
              --               --          5,523         1,327           --       (95,204)
    --------------------------------------------------------------------------------------
         565,172        8,852,697     73,049,300    49,529,770       15,193      (569,755)
    --------------------------------------------------------------------------------------
       1,527,921       82,449,410    208,941,285    83,890,070    2,456,361     2,045,265
    --------------------------------------------------------------------------------------
      $1,561,998      $84,469,697   $208,063,591   $85,372,931   $2,832,323    $2,313,021
    --------------------------------------------------------------------------------------
      $    1,812      $    59,719   $    289,717   $   228,635   $    3,311    $   29,203
    ======================================================================================
      $       --      $        --   $         --   $        --   $       --    $      831
    ======================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               MONEY MARKET                   GOVERNMENT AND QUALITY BOND
                                                PORTFOLIO                              PORTFOLIO
                                   ------------------------------------   ------------------------------------
                                       FOR THE                                FOR THE
                                   SIX MONTHS ENDED     FOR THE YEAR      SIX MONTHS ENDED     FOR THE YEAR
                                    JUNE 30, 2007           ENDED          JUNE 30, 2007           ENDED
                                     (UNAUDITED)      DECEMBER 31, 2006     (UNAUDITED)      DECEMBER 31, 2006
   -----------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................    $   291,045         $   560,371       $   24,448,625     $   40,720,011
     Net realized gain (loss) on
       investments and foreign
       currencies................             --                  --            1,372,945         (7,524,239)
     Net unrealized gain (loss)
       on investments and foreign
       currencies................             --                  --          (20,522,794)        (2,828,597)
                                   ---------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................        291,045             560,371            5,298,776         30,367,175
                                   ---------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........       (291,045)           (560,371)                  --        (16,775,173)
     Net investment
       income -- Class 2.........             --                  --                   --         (4,624,897)
     Net investment
       income -- Class 3.........             --                  --                   --        (12,944,546)
     Net realized gain on
       securities -- Class 1.....             --                  --                   --                 --
     Net realized gain on
       securities -- Class 2.....             --                  --                   --                 --
     Net realized gain on
       securities -- Class 3.....             --                  --                   --                 --
                                   ---------------------------------------------------------------------------
   Total distributions to
     shareholders................       (291,045)           (560,371)                  --        (34,344,616)
                                   ---------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................        166,106            (142,655)          55,543,591         63,851,249
                                   ---------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................        166,106            (142,655)          60,842,367         59,873,808
   NET ASSETS:
   Beginning of period...........     13,406,063          13,548,718        1,005,374,762        945,500,954
                                   ---------------------------------------------------------------------------
   End of period*................    $13,572,169         $13,406,063       $1,066,217,129     $1,005,374,762
                                   ===========================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............    $        --         $        --       $   63,900,370     $   39,451,745
                                   ===========================================================================

    See Notes to Financial Statements

---------------------
    68

--------------------------------------------------------------------------------

                 ASSET ALLOCATION                      GROWTH AND INCOME                            GROWTH
                    PORTFOLIO                              PORTFOLIO                              PORTFOLIO
       ------------------------------------   ------------------------------------   ------------------------------------
           FOR THE                                FOR THE                                FOR THE
       SIX MONTHS ENDED     FOR THE YEAR      SIX MONTHS ENDED     FOR THE YEAR      SIX MONTHS ENDED     FOR THE YEAR
        JUNE 30, 2007           ENDED          JUNE 30, 2007           ENDED          JUNE 30, 2007           ENDED
         (UNAUDITED)      DECEMBER 31, 2006     (UNAUDITED)      DECEMBER 31, 2006     (UNAUDITED)      DECEMBER 31, 2006
       ------------------------------------------------------------------------------------------------------------------
         $  5,397,930       $ 10,684,455        $    34,077         $    95,056        $  2,020,287       $  5,129,898
           40,309,335         20,403,581            962,749           1,984,647          73,596,713         86,542,521
          (22,029,692)        14,289,383            565,172            (256,446)          8,852,697          8,316,204
       ------------------------------------------------------------------------------------------------------------------
           23,677,573         45,377,419          1,561,998           1,823,257          84,469,697         99,988,623
       ------------------------------------------------------------------------------------------------------------------
                   --        (11,629,554)                --             (90,765)                 --         (3,334,282)
                   --           (983,113)                --                  --                  --           (377,403)
                   --           (858,215)                --                  --                  --           (737,498)
                   --                 --                 --          (1,745,230)                 --        (49,210,734)
                   --                 --                 --                  --                  --         (7,176,396)
                   --                 --                 --                  --                  --        (17,180,592)
       ------------------------------------------------------------------------------------------------------------------
                   --        (13,470,882)                --          (1,835,995)                 --        (78,016,905)
       ------------------------------------------------------------------------------------------------------------------
          (36,270,988)       (61,993,843)        (1,833,906)           (538,077)        (69,758,310)          (968,118)
       ------------------------------------------------------------------------------------------------------------------
          (12,593,415)       (30,087,306)          (271,908)           (550,815)         14,711,387         21,003,600
          416,575,666        446,662,972         17,539,092          18,089,907         822,643,397        801,639,797
       ------------------------------------------------------------------------------------------------------------------
         $403,982,251       $416,575,666        $17,267,184         $17,539,092        $837,354,784       $822,643,397
       ==================================================================================================================
         $ 16,430,048       $ 11,032,118        $   122,121         $    88,044        $  7,040,302       $  5,020,015
       ==================================================================================================================

                                                           ---------------------

ANCHOR SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           CAPITAL APPRECIATION
                                                PORTFOLIO
                                   ------------------------------------
                                       FOR THE
                                   SIX MONTHS ENDED     FOR THE YEAR
                                    JUNE 30, 2007           ENDED
                                     (UNAUDITED)      DECEMBER 31, 2006
   --------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $     (877,694)    $    4,932,014
     Net realized gain (loss) on
       investments and foreign
       currencies................      135,891,985        191,980,707
     Net unrealized gain (loss)
       on investments and foreign
       currencies................       73,049,300        (34,910,100)
                                   ------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................      208,063,591        162,002,621
                                   ------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........               --         (1,447,736)
     Net investment
       income -- Class 2.........               --            (21,237)
     Net investment
       income -- Class 3.........               --                 --
     Net realized gain on
       securities -- Class 1.....               --         (2,202,602)
     Net realized gain on
       securities -- Class 2.....               --           (289,656)
     Net realized gain on
       securities -- Class 3.....               --           (825,424)
                                   ------------------------------------
   Total distributions to
     shareholders................               --         (4,786,655)
                                   ------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................      (78,528,985)       (62,829,797)
                                   ------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................      129,534,606         94,386,169
   NET ASSETS:
   Beginning of period...........    1,565,599,329      1,471,213,160
                                   ------------------------------------
   End of period*................   $1,695,133,935     $1,565,599,329
                                   ====================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $    3,403,817     $    4,281,511
                                   ====================================

    See Notes to Financial Statements

---------------------
    70

--------------------------------------------------------------------------------

                NATURAL RESOURCES                         MULTI-ASSET                       STRATEGIC MULTI-ASSET
                    PORTFOLIO                              PORTFOLIO                              PORTFOLIO
       ------------------------------------   ------------------------------------   ------------------------------------
           FOR THE                                FOR THE                                FOR THE
       SIX MONTHS ENDED     FOR THE YEAR      SIX MONTHS ENDED     FOR THE YEAR      SIX MONTHS ENDED     FOR THE YEAR
        JUNE 30, 2007           ENDED          JUNE 30, 2007           ENDED          JUNE 30, 2007           ENDED
         (UNAUDITED)      DECEMBER 31, 2006     (UNAUDITED)      DECEMBER 31, 2006     (UNAUDITED)      DECEMBER 31, 2006
       ------------------------------------------------------------------------------------------------------------------
         $  1,482,861       $  4,903,229        $   375,962         $   822,541        $   267,756        $   461,983
           34,360,300         23,703,449          2,441,168           3,648,428          2,615,020          2,372,175
           49,529,770         50,223,220             15,193            (910,219)          (569,755)         1,359,994
       ------------------------------------------------------------------------------------------------------------------
           85,372,931         78,829,898          2,832,323           3,560,750          2,313,021          4,194,152
       ------------------------------------------------------------------------------------------------------------------
                   --         (1,558,903)                --            (797,701)                --           (607,597)
                   --           (234,729)                --                  --                 --                 --
                   --           (485,815)                --                  --                 --                 --
                   --         (6,443,713)                --          (4,122,474)                --           (216,976)
                   --         (1,170,451)                --                  --                 --                 --
                   --         (2,796,822)                --                  --                 --                 --
       ------------------------------------------------------------------------------------------------------------------
                   --        (12,690,433)                --          (4,920,175)                --           (824,573)
       ------------------------------------------------------------------------------------------------------------------
           (5,510,568)         9,362,179         (4,408,911)         (2,304,599)        (3,629,606)        (3,481,286)
       ------------------------------------------------------------------------------------------------------------------
           79,862,363         75,501,644         (1,576,588)         (3,664,024)        (1,316,585)          (111,707)
          400,649,369        325,147,725         47,323,705          50,987,729         40,454,642         40,566,349
       ------------------------------------------------------------------------------------------------------------------
         $480,511,732       $400,649,369        $45,747,117         $47,323,705        $39,138,057        $40,454,642
       ==================================================================================================================
         $  6,435,263       $  4,952,402        $ 1,178,215         $   802,253        $   (41,511)       $  (309,267)
       ==================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2007

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA- or better by Standard & Poor's or Aa3 or better by Moody's Investor Services, Inc.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated more than other Portfolios.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. "Net Assets" will take into account borrowing for investment purposes.

---------------------
    72

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily
                                                           ---------------------
aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

  As of June 30, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   -----------
Money Market................................................     0.01%     $    25,000
Government and Quality Bond.................................    29.01       62,530,000
Growth and Income...........................................     0.19          410,000
Growth......................................................     7.74       16,680,000
Capital Appreciation........................................     9.15       19,720,000
Natural Resources...........................................    11.86       25,565,000
Multi-Asset.................................................     1.99        4,280,000
Strategic Multi-Asset.......................................     0.33          715,000

  As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  Banc of America Securities, dated June 30, 2007, bearing interest at a rate of 4.25% per annum, with a principal amount of $215,550,000, a repurchase price of $215,626,341, and a maturity date of July 02, 2007. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                              RATE       DATE        AMOUNT         VALUE
------------------                                            --------   --------   ------------   ------------
U.S. Treasury Bonds.........................................   12.00%    08/15/13   $115,000,000   $128,915,159
U.S. Treasury Notes.........................................    4.75%    11/15/08     90,835,000     91,090,928

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended June 30, 2007, the Government & Quality Bond Portfolio and Multi-Asset Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government & Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures transaction the Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolio's activities in futures contracts are used
---------------------
    74
primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  For the six months ended June 30, 2007, transactions in written options were as follows:

                                                               CAPITAL APPRECIATION
                                                                     PORTFOLIO
                                                              -----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   -----------
Options outstanding at December 31, 2006....................       --     $        --
Options written during the period...........................   18,101       4,850,500
Options terminated in closing purchase transactions.........   (8,275)     (1,998,894)
Options exercised...........................................       --              --
Options expired.............................................       --              --
                                                               ------     -----------
Options outstanding as of June 30, 2007.....................    9,826     $ 2,581,606
                                                               ======     ===========

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are
                                                           ---------------------
reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

NEW ACCOUNTING PRONOUNCEMENTS: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset valuation calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the management of the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with AIG SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. AIG SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that AIG SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

---------------------
    76

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and EDGE Asset Management, Inc. ("EDGE"), formerly known as WM Advisors, Inc. ("WMA"), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of AIG SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of AIG SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

  The portion of the investment advisory fees received by AIG SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the six months ended June 30, 2007, AIG SAAMCo accrued fees of $14,474,938 from the Trust, of which AIG SAAMCo informed the Trust that $9,942,972 was retained and $4,531,966 was paid to Wellington Management and EDGE, respectively.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

                                                           ---------------------

NOTE 4: EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the six months ended June 30, 2007, the amount of expense reductions received by each Portfolio used to offset the Portfolio's nonaffiliated expenses were as follows:

                                                              TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
----------------------------------------------------------------------------
Asset Allocation............................................     $ 58,125
Growth and Income...........................................          298
Growth......................................................       25,176
Capital Appreciation........................................      105,291
Natural Resources...........................................        3,559
Multi-Asset.................................................          529
Strategic Multi-Asset.......................................          956

NOTE 5. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2007 were as follows:

                                           GOVERNMENT AND      ASSET       GROWTH AND                     CAPITAL         NATURAL
                            MONEY MARKET    QUALITY BOND     ALLOCATION      INCOME        GROWTH       APPRECIATION     RESOURCES
                             PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                            ------------   --------------   ------------   ----------   ------------   --------------   -----------
Purchases (excluding U.S.
  government
  securities).............     $  --        $ 44,590,290    $170,221,120   $6,709,511   $509,610,384   $1,022,320,789   $42,389,132
Sales (excluding U.S.
  government
  securities).............        --          20,225,943     202,753,107    8,391,246    578,961,316    1,052,495,526    60,462,466
Purchases of U.S.
  government securities...        --         152,775,829       2,709,904           --             --               --            --
Sales of U.S. government
  securities..............        --         159,328,070       4,693,552           --             --               --            --

                                           STRATEGIC
                            MULTI-ASSET   MULTI-ASSET
                             PORTFOLIO     PORTFOLIO
                            -----------   -----------
Purchases (excluding U.S.
  government
  securities).............  $14,748,045   $27,641,883
Sales (excluding U.S.
  government
  securities).............   21,208,507    29,477,624
Purchases of U.S.
  government securities...    1,370,206       760,164
Sales of U.S. government
  securities..............    2,515,728       307,671

NOTE 6. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, and derivatives transactions.

                                                                         FOR THE YEAR ENDED DECEMBER 31, 2006
                                                      ---------------------------------------------------------------------------
                                                                 DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                      ---------------------------------------------   ---------------------------
                                                                      LONG-TERM        UNREALIZED
                                                       ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY       LONG-TERM
PORTFOLIO                                               INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME      CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------------------
Money Market........................................  $    13,008    $        --      $         --    $   560,371    $        --
Government and Quality Bond.........................   41,095,599    (12,025,815)         (612,690)    34,344,616             --
Asset Allocation....................................   11,048,461     13,748,256        54,621,720     13,470,882             --
Growth and Income...................................      401,269      1,590,751         1,378,767        437,661      1,398,334
Growth..............................................   34,869,602     57,474,037        78,181,223     25,984,821     52,032,084
Capital Appreciation................................   61,580,816    135,233,873       210,130,141      1,468,973      3,317,682
Natural Resources...................................   10,382,481     18,118,835       195,398,961      2,677,085     10,013,348
Multi-Asset.........................................    1,297,490      2,742,964         2,471,937      1,630,246      3,289,929
Strategic Multi-Asset...............................    1,673,058      1,454,043         4,187,050        607,597        216,976

---------------------
    78

  The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2006.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       UTILIZED
--------------------------------------------------------------------------
Money Market................................................   $       --
Government and Quality Bond.................................           --
Asset Allocation............................................    4,908,091
Growth and Income...........................................           --
Growth......................................................           --
Capital Appreciation........................................           --
Natural Resources...........................................           --
Multi-Asset.................................................           --
Strategic Multi-Asset.......................................           --

  As of December 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                               CAPITAL LOSS CARRYFORWARD
                                                               --------------------------
PORTFOLIO                                                          2012          2014
-----------------------------------------------------------------------------------------
Money Market................................................   $        --    $       --
Government and Quality Bond.................................     3,416,042     8,609,773
Asset Allocation............................................            --            --
Growth and Income...........................................            --            --
Growth......................................................            --            --
Capital Appreciation........................................            --            --
Natural Resources...........................................            --            --
Multi-Asset.................................................            --            --
Strategic Multi-Asset.......................................            --            --

  Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2006, the funds elected to defer capital losses as follows:

                                                                               DEFERRED
                                                                DEFERRED     POST-OCTOBER
                                                              POST-OCTOBER     CURRENCY
PORTFOLIO                                                     CAPITAL LOSS       LOSS
-----------------------------------------------------------------------------------------
Government and Quality Bond.................................   $  225,678      $     --
Asset Allocation............................................           --           853
Capital Appreciation........................................           --         2,858
Natural Resources...........................................           --            --
Strategic Multi-Asset.......................................           --       130,362

  As of June 30, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               AGGREGATE      AGGREGATE
                                                               UNREALIZED     UNREALIZED    GAIN/(LOSS)       COST OF
PORTFOLIO                                                         GAIN           LOSS           NET         INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $         --   $         --   $   13,557,097
Government and Quality Bond.................................     4,196,657    (23,170,383)   (18,973,726)   1,123,905,083
Asset Allocation............................................    38,659,031     (6,257,234)    32,401,797      369,815,019
Growth and Income...........................................     2,128,813       (184,874)     1,943,939       15,328,160
Growth......................................................    96,072,864     (9,038,943)    87,033,921      749,622,245
Capital Appreciation........................................   302,183,870    (16,746,528)   285,437,342    1,436,440,291
Natural Resources...........................................   247,869,816     (2,941,200)   244,928,616      238,865,355
Multi-Asset.................................................     3,100,180       (609,902)     2,490,278       44,753,333
Strategic Multi-Asset.......................................     4,256,568       (449,933)     3,806,635       34,894,471

                                                           ---------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                                                 MONEY MARKET PORTFOLIO
                                                                -------------------------------------------------------
                                                                                        CLASS 1
                                                                -------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED
                                                                      JUNE 30, 2007              FOR THE YEAR ENDED
                                                                       (UNAUDITED)               DECEMBER 31, 2006
                                                                --------------------------   --------------------------
                                                                  SHARES         AMOUNT        SHARES         AMOUNT
                                                                --------------------------   --------------------------
Shares sold.................................................     3,123,182    $ 3,123,182     7,725,973    $  7,725,973
Reinvested dividends........................................       291,045        291,045       560,371         560,371
Shares redeemed.............................................    (3,248,121)    (3,248,121)   (8,428,999)     (8,428,999)
                                                                -----------   ------------   -----------   ------------
Net increase (decrease).....................................       166,106    $   166,106      (142,655)   $   (142,655)
                                                                ===========   ============   ===========   ============

                                               GOVERNMENT AND QUALITY BOND PORTFOLIO
                                     ----------------------------------------------------------
                                                              CLASS 1
                                     ----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED
                                            JUNE 30, 2007               FOR THE YEAR ENDED
                                             (UNAUDITED)                DECEMBER 31, 2006
                                     ---------------------------   ----------------------------
                                       SHARES         AMOUNT         SHARES          AMOUNT
                                     ---------------------------   ----------------------------
Shares sold......................     2,846,625    $ 42,310,211     5,074,916    $  74,607,524
Reinvested dividends.............            --              --     1,159,389       16,775,173
Shares redeemed..................    (4,316,568)    (64,100,065)   (9,937,567)    (146,054,469)
                                     -----------   -------------   -----------   --------------
Net increase (decrease)..........    (1,469,943)   $(21,789,854)   (3,703,262)   $ (54,671,772)
                                     ===========   =============   ===========   ==============

                                            GOVERNMENT AND QUALITY BOND PORTFOLIO
                                   -------------------------------------------------------
                                                           CLASS 2
                                   -------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED
                                         JUNE 30, 2007             FOR THE YEAR ENDED
                                          (UNAUDITED)               DECEMBER 31, 2006
                                   -------------------------   ---------------------------
                                    SHARES        AMOUNT         SHARES         AMOUNT
                                   -------------------------   ---------------------------
Shares sold......................   659,342    $  9,795,912     1,144,739    $  16,828,619
Reinvested dividends.............        --              --       319,682        4,624,897
Shares redeemed..................  (958,433)    (14,215,803)   (2,061,808)     (30,282,808)
                                   ---------   -------------   -----------   -------------
Net increase (decrease)..........  (299,091)   $ (4,419,891)     (597,387)   $  (8,829,292)
                                   =========   =============   ===========   =============

                                                                         GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                                --------------------------------------------------------
                                                                                        CLASS 3
                                                                --------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                       JUNE 30, 2007              FOR THE YEAR ENDED
                                                                        (UNAUDITED)                DECEMBER 31, 2006
                                                                ----------------------------   -------------------------
                                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                                ----------------------------   -------------------------
Shares sold.................................................     8,209,718    $ 121,524,884    12,216,983  $ 179,091,727
Reinvested dividends........................................            --               --     895,837       12,944,546
Shares redeemed.............................................    (2,686,503)     (39,771,548)   (4,414,371)   (64,683,960)
                                                                -----------   --------------   ---------   -------------
Net increase (decrease).....................................     5,523,215    $  81,753,336    8,698,449   $ 127,352,313
                                                                ===========   ==============   =========   =============

                                                    ASSET ALLOCATION PORTFOLIO
                                   ------------------------------------------------------------
                                                             CLASS 1
                                   ------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED
                                          JUNE 30, 2007                FOR THE YEAR ENDED
                                           (UNAUDITED)                  DECEMBER 31, 2006
                                   ----------------------------   -----------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT
                                   ----------------------------   -----------------------------
Shares sold....................       601,083    $  10,040,951      1,479,015    $  22,879,163
Reinvested dividends...........            --               --        763,235       11,629,554
Shares redeemed................    (2,807,791)     (46,919,375)    (6,889,412)    (106,595,568)
                                   -----------   --------------   ------------   --------------
Net increase (decrease)........    (2,206,708)   $ (36,878,424)    (4,647,162)   $ (72,086,851)
                                   ===========   ==============   ============   ==============

                                               ASSET ALLOCATION PORTFOLIO
                                 -------------------------------------------------------
                                                         CLASS 2
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED
                                        JUNE 30, 2007             FOR THE YEAR ENDED
                                         (UNAUDITED)               DECEMBER 31, 2006
                                 ---------------------------   -------------------------
                                   SHARES         AMOUNT        SHARES        AMOUNT
                                 ---------------------------   -------------------------
Shares sold....................      91,523    $  1,542,376     196,304    $   3,043,792
Reinvested dividends...........          --              --      64,600          983,113
Shares redeemed................    (200,329)     (3,353,943)   (387,453)      (5,987,609)
                                 -----------   -------------   ---------   -------------
Net increase (decrease)........    (108,806)   $ (1,811,567)   (126,549)   $  (1,960,704)
                                 ===========   =============   =========   =============

---------------------
    80

                                                                         ASSET ALLOCATION PORTFOLIO (CONTINUED)
                                                                --------------------------------------------------------
                                                                                        CLASS 3
                                                                --------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                       JUNE 30, 2007              FOR THE YEAR ENDED
                                                                        (UNAUDITED)                DECEMBER 31, 2006
                                                                ----------------------------   -------------------------
                                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                                ----------------------------   -------------------------
Shares sold.................................................       341,471    $   5,676,540    1,051,343   $  16,165,683
Reinvested dividends........................................            --               --      56,461          858,215
Shares redeemed.............................................      (195,718)      (3,257,537)   (322,716)      (4,970,186)
                                                                -----------   --------------   ---------   -------------
Net increase (decrease).....................................       145,753    $   2,419,003     785,088    $  12,053,712
                                                                ===========   ==============   =========   =============

                                                                              GROWTH AND INCOME PORTFOLIO
                                                                --------------------------------------------------------
                                                                                        CLASS 1
                                                                --------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                       JUNE 30, 2007              FOR THE YEAR ENDED
                                                                        (UNAUDITED)                DECEMBER 31, 2006
                                                                ----------------------------   -------------------------
                                                                  SHARES          AMOUNT        SHARES        AMOUNT
                                                                ----------------------------   -------------------------
Shares sold.................................................        57,177    $     645,214     118,988    $   1,294,962
Reinvested dividends........................................            --               --     178,478        1,835,995
Shares redeemed.............................................      (216,012)      (2,479,120)   (327,557)      (3,669,034)
                                                                -----------   --------------   ---------   -------------
Net increase (decrease).....................................      (158,835)   $  (1,833,906)    (30,091)   $    (538,077)
                                                                ===========   ==============   =========   =============

                                                                        GROWTH PORTFOLIO
                                   ------------------------------------------------------------------------------------------
                                                             CLASS 1                                        CLASS 2
                                   ------------------------------------------------------------   ---------------------------
                                     FOR THE SIX MONTHS ENDED                                      FOR THE SIX MONTHS ENDED
                                          JUNE 30, 2007                FOR THE YEAR ENDED                JUNE 30, 2007
                                           (UNAUDITED)                  DECEMBER 31, 2006                 (UNAUDITED)
                                   ----------------------------   -----------------------------   ---------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                   ----------------------------   -----------------------------   ---------------------------
Shares sold....................       463,185    $  13,847,511      1,693,016    $  48,756,823        65,233    $  1,962,828
Reinvested dividends...........            --               --      1,985,001       52,545,016            --              --
Shares redeemed................    (2,454,685)     (74,045,793)    (5,028,447)    (143,960,801)     (353,801)    (10,698,588)
                                   -----------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease)........    (1,991,500)   $ (60,198,282)    (1,350,430)   $ (42,658,962)     (288,568)   $ (8,735,760)
                                   ===========   ==============   ============   ==============   ===========   =============

                                     GROWTH PORTFOLIO
                                 -------------------------
                                          CLASS 2
                                 -------------------------

                                    FOR THE YEAR ENDED
                                     DECEMBER 31, 2006
                                 -------------------------
                                  SHARES        AMOUNT
                                 -------------------------
Shares sold....................   171,343    $   4,924,969
Reinvested dividends...........   285,528        7,553,799
Shares redeemed................  (527,797)     (15,099,271)
                                 ---------   -------------
Net increase (decrease)........   (70,926)   $  (2,620,503)
                                 =========   =============

                                                                                      GROWTH PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                        JUNE 30, 2007                FOR THE YEAR ENDED
                                                                         (UNAUDITED)                  DECEMBER 31, 2006
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................        611,972    $  18,668,491      1,829,446    $   52,637,799
Reinvested dividends........................................             --               --        678,153        17,918,090
Shares redeemed.............................................       (644,213)     (19,492,759)      (919,387)      (26,244,542)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................        (32,241)   $    (824,268)     1,588,212    $   44,311,347
                                                                ============   ==============   ============   ==============

                                                           ---------------------

                                               CAPITAL APPRECIATION PORTFOLIO
                                -------------------------------------------------------------
                                                           CLASS 1
                                -------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED
                                        JUNE 30, 2007                FOR THE YEAR ENDED
                                         (UNAUDITED)                  DECEMBER 31, 2006
                                -----------------------------   -----------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                                -----------------------------   -----------------------------
Shares sold.................        632,053    $  26,935,853      2,378,820    $  90,934,792
Reinvested dividends........             --               --         96,886        3,650,338
Shares redeemed.............     (3,349,993)    (143,422,285)    (7,059,727)    (270,566,833)
                                ------------   --------------   ------------   --------------
Net increase (decrease).....     (2,717,940)   $(116,486,432)    (4,584,021)   $(175,981,703)
                                ============   ==============   ============   ==============

                                           CAPITAL APPRECIATION PORTFOLIO
                              ---------------------------------------------------------
                                                       CLASS 2
                              ---------------------------------------------------------
                               FOR THE SIX MONTHS ENDED
                                     JUNE 30, 2007              FOR THE YEAR ENDED
                                      (UNAUDITED)                DECEMBER 31, 2006
                              ---------------------------   ---------------------------
                                SHARES         AMOUNT         SHARES         AMOUNT
                              ---------------------------   ---------------------------
Shares sold.................     118,581    $  5,049,520       354,606    $  13,533,044
Reinvested dividends........          --              --         8,293          310,893
Shares redeemed.............    (398,381)    (16,901,994)     (766,170)     (29,207,493)
                              -----------   -------------   -----------   -------------
Net increase (decrease).....    (279,800)   $(11,852,474)     (403,271)   $ (15,363,556)
                              ===========   =============   ===========   =============

                                                                               CAPITAL APPRECIATION PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                        JUNE 30, 2007                FOR THE YEAR ENDED
                                                                         (UNAUDITED)                  DECEMBER 31, 2006
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................      2,242,682    $  95,292,185      4,602,671    $  175,314,045
Reinvested dividends........................................             --               --         22,076           825,424
Shares redeemed.............................................     (1,057,356)     (45,482,264)    (1,250,615)      (47,624,007)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................      1,185,326    $  49,809,921      3,374,132    $  128,515,462
                                                                ============   ==============   ============   ==============

                                                 NATURAL RESOURCES PORTFOLIO
                                -------------------------------------------------------------
                                                           CLASS 1
                                -------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED
                                        JUNE 30, 2007                FOR THE YEAR ENDED
                                         (UNAUDITED)                  DECEMBER 31, 2006
                                -----------------------------   -----------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                                -----------------------------   -----------------------------
Shares sold.................        421,688    $  24,820,424      1,112,471    $  56,001,418
Reinvested dividends........             --               --        171,729        8,002,616
Shares redeemed.............       (774,512)     (43,299,308)    (2,046,735)    (100,972,845)
                                ------------   --------------   ------------   --------------
Net increase (decrease).....       (352,824)   $ (18,478,884)      (762,535)   $ (36,968,811)
                                ============   ==============   ============   ==============

                                             NATURAL RESOURCES PORTFOLIO
                              ---------------------------------------------------------
                                                       CLASS 2
                              ---------------------------------------------------------
                               FOR THE SIX MONTHS ENDED
                                     JUNE 30, 2007              FOR THE YEAR ENDED
                                      (UNAUDITED)                DECEMBER 31, 2006
                              ---------------------------   ---------------------------
                                SHARES         AMOUNT         SHARES         AMOUNT
                              ---------------------------   ---------------------------
Shares sold.................      82,120    $  4,768,891       259,432    $  12,882,782
Reinvested dividends........          --              --        30,217        1,405,180
Shares redeemed.............    (164,321)     (9,348,500)     (324,773)     (15,995,741)
                              -----------   -------------   -----------   -------------
Net increase (decrease).....     (82,201)   $ (4,579,609)      (35,124)   $  (1,707,779)
                              ===========   =============   ===========   =============

                                                                                 NATURAL RESOURCES PORTFOLIO
                                                                -------------------------------------------------------------
                                                                                           CLASS 3
                                                                -------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                        JUNE 30, 2007                FOR THE YEAR ENDED
                                                                         (UNAUDITED)                  DECEMBER 31, 2006
                                                                -----------------------------   -----------------------------
                                                                   SHARES          AMOUNT          SHARES          AMOUNT
                                                                -----------------------------   -----------------------------
Shares sold.................................................        621,969    $  36,340,327      1,448,618    $   73,913,609
Reinvested dividends........................................             --               --         70,718         3,282,637
Shares redeemed.............................................       (331,182)     (18,792,402)      (591,977)      (29,157,477)
                                                                ------------   --------------   ------------   --------------
Net increase (decrease).....................................        290,787    $  17,547,925        927,359    $   48,038,769
                                                                ============   ==============   ============   ==============

                                                                                   MULTI-ASSET PORTFOLIO
                                                                ------------------------------------------------------------
                                                                                          CLASS 1
                                                                ------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED
                                                                       JUNE 30, 2007                FOR THE YEAR ENDED
                                                                        (UNAUDITED)                  DECEMBER 31, 2006
                                                                ----------------------------   -----------------------------
                                                                  SHARES          AMOUNT          SHARES          AMOUNT
                                                                ----------------------------   -----------------------------
Shares sold.................................................        42,985    $     323,532         92,295    $      689,418
Reinvested dividends........................................            --               --        701,467         4,920,175
Shares redeemed.............................................      (624,315)      (4,732,443)    (1,048,869)       (7,914,192)
                                                                -----------   --------------   ------------   --------------
Net increase (decrease).....................................      (581,330)   $  (4,408,911)      (255,107)   $   (2,304,599)
                                                                ===========   ==============   ============   ==============

---------------------
    82

                                                                          STRATEGIC MULTI-ASSET PORTFOLIO
                                                                ---------------------------------------------------
                                                                                      CLASS 1
                                                                ---------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED
                                                                     JUNE 30, 2007            FOR THE YEAR ENDED
                                                                      (UNAUDITED)             DECEMBER 31, 2006
                                                                ------------------------   ------------------------
                                                                 SHARES        AMOUNT       SHARES        AMOUNT
                                                                ------------------------   ------------------------
Shares sold.................................................      78,879    $   736,425     166,960    $  1,503,685
Reinvested dividends........................................          --             --      93,463         824,573
Shares redeemed.............................................    (450,192)    (4,366,031)   (644,609)     (5,809,544)
                                                                ---------   ------------   ---------   ------------
Net increase (decrease).....................................    (373,313)   $(3,629,606)   (384,186)   $ (3,481,286)
                                                                =========   ============   =========   ============

NOTE 8. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee. As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                                                      AS OF JUNE 30, 2007
                                                              ------------------------------------
                                                              RETIREMENT   RETIREMENT   RETIREMENT
                                                                 PLAN         PLAN         PLAN
PORTFOLIO                                                     LIABILITY     EXPENSE      PAYMENTS
--------------------------------------------------------------------------------------------------
Money Market................................................   $ 12,808     $    65       $  265
Government and Quality Bond.................................    111,851       4,832        2,014
Asset Allocation............................................     17,268       2,040          261
Growth and Income...........................................      6,769          85          147
Growth......................................................    113,727       4,011        2,134
Capital Appreciation........................................    200,420       7,591        3,659
Natural Resources...........................................     15,890       1,958          261
Multi-Asset.................................................     25,046         230          515
Strategic Multi-Asset.......................................     16,491         195          344

NOTE 9. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when

                                                           ---------------------
the respective Portfolio's cash shortfall exceeds $100,000. During the six months ended June 30, 2007, the following Portfolio had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
Capital Appreciation........................................       8         $4,561    $3,531,113    5.81%
Multi-Asset.................................................       1             28       175,658     5.81

At June 30, 2007, there were no borrowings outstanding.

NOTE 10. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2007, none of the Portfolios participated in the program.

NOTE 11. INVESTMENT CONCENTRATION: All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

NOTE 12. OTHER INFORMATION: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser's ability to perform its respective investment advisory services relating to the Portfolios.

---------------------
    84

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                            Money Market Portfolio -- Class 1
12/31/02         $ 1.00       $0.01        $   --        $ 0.01      $(0.01)      $  --        $   --          $(0.01)
12/31/03           1.00        0.00            --          0.00       (0.00)         --            --           (0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)         --            --           (0.00)
12/31/05           1.00        0.02            --          0.02       (0.02)         --            --           (0.02)
12/31/06           1.00        0.04            --          0.04       (0.04)         --            --           (0.04)
06/30/07(6)        1.00        0.02            --          0.02       (0.02)         --            --           (0.02)
                                    Government and Quality Bond Portfolio -- Class 1
12/31/02         $14.77       $0.65        $ 0.72        $ 1.37      $(0.54)      $  --        $   --          $(0.54)
12/31/03          15.60        0.56         (0.18)         0.38       (0.65)         --         (0.12)          (0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)         --         (0.01)          (0.75)
12/31/05          14.98        0.55         (0.16)         0.39       (0.59)         --            --           (0.59)
12/31/06          14.78        0.65         (0.17)         0.48       (0.55)         --            --           (0.55)
06/30/07(6)       14.71        0.36         (0.27)         0.09          --          --            --              --
                                    Government and Quality Bond Portfolio -- Class 2
12/31/02         $14.77       $0.62        $ 0.71        $ 1.33      $(0.51)      $  --        $   --          $(0.51)
12/31/03          15.59        0.52         (0.17)         0.35       (0.62)         --         (0.12)          (0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)         --         (0.01)          (0.72)
12/31/05          14.97        0.53         (0.16)         0.37       (0.57)         --            --           (0.57)
12/31/06          14.77        0.63         (0.17)         0.46       (0.53)         --            --           (0.53)
06/30/07(6)       14.70        0.35         (0.27)         0.08          --          --            --              --
                                    Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $15.44       $0.06        $ 0.09        $ 0.15      $   --       $  --        $   --          $   --
12/31/03          15.59        0.47         (0.14)         0.33       (0.62)         --         (0.12)          (0.74)
12/31/04          15.18        0.48            --          0.48       (0.70)         --         (0.01)          (0.71)
12/31/05          14.95        0.51         (0.16)         0.35       (0.55)         --            --           (0.55)
12/31/06          14.75        0.60         (0.16)         0.44       (0.51)         --            --           (0.51)
06/30/07(6)       14.68        0.34         (0.27)         0.07          --          --            --              --

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
----------------------------------------------------------------------------------------------
                                     Money Market Portfolio -- Class 1
12/31/02       $ 1.00     1.08%     $ 24,634      0.74%             1.08%              --%
12/31/03         1.00     0.31        18,629      0.94              0.33               --
12/31/04         1.00     0.35        16,095      1.06              0.33               --
12/31/05         1.00     2.25        13,549      1.04              2.21               --
12/31/06         1.00     4.12        13,406      0.97              4.05               --
06/30/07(6)      1.00     2.21        13,572      0.97(4)           4.44(4)            --
                             Government and Quality Bond Portfolio -- Class 1
12/31/02       $15.60     9.33%     $885,969      0.61%             4.27%             108%(5)
12/31/03        15.21     2.50       685,905      0.60              3.56               50(5)
12/31/04        14.98     3.41       557,465      0.60              3.56               37(5)
12/31/05        14.78     2.62       500,354      0.61              3.68               56(5)
12/31/06        14.71     3.31       443,469      0.60              4.41               58
06/30/07(6)     14.80     0.61       424,432      0.59(4)           4.90(4)            19
                             Government and Quality Bond Portfolio -- Class 2
12/31/02       $15.59     9.11%     $121,074      0.76%             4.02%             108%(5)
12/31/03        15.20     2.35       148,981      0.75              3.40               50(5)
12/31/04        14.97     3.26       145,923      0.75              3.40               37(5)
12/31/05        14.77     2.46       140,494      0.76              3.53               56(5)
12/31/06        14.70     3.15       131,035      0.75              4.26               58
06/30/07(6)     14.78     0.54       127,320      0.74(4)           4.75(4)            19
                             Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $15.59     1.23%     $  7,732      0.86%(4)          3.25%(4)          108%(5)
12/31/03        15.18     2.19       113,856      0.84              3.28               50(5)
12/31/04        14.95     3.16       221,572      0.85              3.28               37(5)
12/31/05        14.75     2.37       304,653      0.86              3.43               56(5)
12/31/06        14.68     3.06       430,871      0.85              4.16               58
06/30/07(6)     14.75     0.48       514,465      0.84(4)           4.68(4)            19

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002     2003     2004     2005
                                                              ----     ----     ----     ----
Government and Quality Bond Portfolio.......................   71%     108%      50%      65%

(6) Unaudited

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                              Asset Allocation Portfolio -- Class 1
01/31/02         $14.55       $ 0.41       $(1.35)       $(0.94)     $(0.46)      $  --        $(0.31)         $(0.77)      $12.84
01/31/03          12.84         0.42        (1.31)        (0.89)      (0.46)         --            --           (0.46)       11.49
02/01/03-
 12/31/03*+       11.49         0.35         2.35          2.70       (0.47)         --            --           (0.47)       13.72
12/31/04          13.72         0.38         1.01          1.39       (0.39)         --            --           (0.39)       14.72
12/31/05          14.72         0.41         0.32          0.73       (0.46)         --            --           (0.46)       14.99
12/31/06          14.99         0.39         1.27          1.66       (0.51)         --            --           (0.51)       16.14
06/30/07(8)       16.14         0.22         0.73          0.95          --          --            --              --        17.09
                                              Asset Allocation Portfolio -- Class 2
07/09/01-
 01/31/02(3)     $13.70       $ 0.23       $(0.34)       $(0.11)     $(0.45)      $  --        $(0.31)         $(0.76)      $12.83
01/31/03          12.83         0.36        (1.26)        (0.90)      (0.45)         --            --           (0.45)       11.48
02/01/03-
 12/31/03*+       11.48         0.32         2.36          2.68       (0.45)         --            --           (0.45)       13.71
12/31/04          13.71         0.35         1.01          1.36       (0.37)         --            --           (0.37)       14.70
12/31/05          14.70         0.39         0.32          0.71       (0.44)         --            --           (0.44)       14.97
12/31/06          14.97         0.37         1.26          1.63       (0.49)         --            --           (0.49)       16.11
06/30/07(8)       16.11         0.21         0.73          0.94          --          --            --              --        17.05
                                              Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)     $11.26       $ 0.11       $ 0.36        $ 0.47      $(0.25)      $  --        $   --          $(0.25)      $11.48
02/01/03-
 12/31/03*+       11.48         0.29         2.37          2.66       (0.44)         --            --           (0.44)       13.70
12/31/04          13.70         0.34         1.01          1.35       (0.36)         --            --           (0.36)       14.69
12/31/05          14.69         0.37         0.31          0.68       (0.42)         --            --           (0.42)       14.95
12/31/06          14.95         0.35         1.27          1.62       (0.48)         --            --           (0.48)       16.09
06/30/07(8)       16.09         0.20         0.73          0.93          --          --            --              --        17.02
                                              Growth and Income Portfolio -- Class 1
12/31/02         $12.55       $ 0.06       $(3.11)       $(3.05)     $(0.05)      $  --        $(1.01)         $(1.06)      $ 8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)         --            --           (0.05)       10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)         --            --           (0.05)       11.19
12/31/05          11.19         0.05         0.48          0.53       (0.11)         --         (0.45)          (0.56)       11.16
12/31/06          11.16         0.06         1.09          1.15       (0.06)         --         (1.22)          (1.28)       11.03
06/30/07(8)       11.03         0.02         1.01          1.03          --          --            --              --        12.06

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  --------------------------------------------------------------------
                              Asset Allocation Portfolio -- Class 1
01/31/02         (6.36)%   $556,081      0.66%             3.05%             140%(7)
01/31/03         (6.78)     437,736      0.66              3.42               28(7)
02/01/03-
 12/31/03*+      23.68      482,439      0.66(4)           3.03(4)            19(7)
12/31/04         10.32      463,446      0.67              2.68               35(7)
12/31/05          5.00      396,376      0.67(6)           2.76(6)            25(7)
12/31/06         11.31      351,839      0.66(6)           2.53(6)            27
06/30/07(8)       5.89      334,870      0.68(4)(6)        2.64(4)(6)         44
                              Asset Allocation Portfolio -- Class 2
07/09/01-
 01/31/02(3)     (0.67)%   $  2,233      0.83%(4)          3.07%(4)          140%(7)
01/31/03         (6.87)      12,931      0.79              3.23               28(7)
02/01/03-
 12/31/03*+      23.54       23,155      0.81(4)           2.84(4)            19(7)
12/31/04         10.12       33,017      0.82              2.55               35(7)
12/31/05          4.86       32,146      0.82(6)           2.61(6)            25(7)
12/31/06         11.10       32,574      0.81(6)           2.38(6)            27
06/30/07(8)       5.83       32,614      0.83(4)(6)        2.49(4)(6)         44
                              Asset Allocation Portfolio -- Class 3
09/30/02-
 01/31/03(3)      4.29%    $    526      0.87%(4)          2.93%(4)           28%(7)
02/01/03-
 12/31/03*+      23.41        3,196      0.92(4)           2.67(4)            19(7)
12/31/04         10.04       12,638      0.92              2.52               35(7)
12/31/05          4.71       18,141      0.92(6)           2.51(6)            25(7)
12/31/06         11.01       32,163      0.91(6)           2.30(6)            27
06/30/07(8)       5.78       36,498      0.93(4)(6)        2.40(4)(6)         44
                              Growth and Income Portfolio -- Class 1
12/31/02        (24.31)%   $ 18,610      1.01%(5)          0.55% (5)          42%
12/31/03         26.18       22,404      1.16              0.52               44
12/31/04          6.21       20,010      1.15              0.82               43
12/31/05          4.75       18,090      1.11(6)           0.47(6)            57
12/31/06         11.21       17,539      1.09(6)           0.55(6)            86
06/30/07(8)       9.34       17,267      1.10(4)(6)        0.39(4)(6)         39

---------------
 * The Portfolio changed its fiscal year end from January 31 to December 31.
 + The financial information for the periods prior to November 24, 2003 reflects the financial information for the SunAmerica Series Trust Asset Allocation Portfolio.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(6) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05   12/31/06   06/30/07(4)(8)
                                                               --------   --------   --------------
Asset Allocation Portfolio Class 1..........................     0.02%      0.01%         0.03%
Asset Allocation Portfolio Class 2..........................     0.02       0.01          0.03
Asset Allocation Portfolio Class 3..........................     0.02       0.01          0.03
Growth and Income Portfolio Class 1.........................     0.01       0.01          0.00

(7) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002     2003     2003     2004     2005
                                                              ----     ----     ----     ----     ----
Asset Allocation Portfolio..................................  140%      28%      19%      35%      25%

(8) Unaudited

See Notes to Financial Statements
---------------------
    86

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                   Growth Portfolio -- Class 1
12/31/02         $24.96       $ 0.11       $(5.64)       $(5.53)     $(0.08)     $   --        $   --          $(0.08)      $19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)         --            --           (0.12)       25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)         --            --           (0.14)       27.56
12/31/05          27.56         0.17         1.76          1.93       (0.25)         --         (1.05)          (1.30)       28.19
12/31/06          28.19         0.20         3.30          3.50       (0.19)         --         (2.73)          (2.92)       28.77
06/30/07(7)       28.77         0.09         3.01          3.10          --          --            --              --        31.87
                                                   Growth Portfolio -- Class 2
12/31/02         $24.95       $ 0.09       $(5.65)       $(5.56)     $(0.05)     $   --        $   --          $(0.05)      $19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)         --            --           (0.09)       24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)         --            --           (0.11)       27.54
12/31/05          27.54         0.13         1.76          1.89       (0.21)         --         (1.05)          (1.26)       28.17
12/31/06          28.17         0.16         3.28          3.44       (0.14)         --         (2.73)          (2.87)       28.74
06/30/07(7)       28.74         0.06         3.02          3.08          --          --            --              --        31.82
                                                   Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $   --      $   --        $   --          $   --       $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)         --            --           (0.08)       24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)         --            --           (0.09)       27.51
12/31/05          27.51         0.10         1.76          1.86       (0.19)         --         (1.05)          (1.24)       28.13
12/31/06          28.13         0.13         3.28          3.41       (0.12)         --         (2.73)          (2.85)       28.69
06/30/07(7)       28.69         0.05         3.01          3.06          --          --            --              --        31.75
                                            Capital Appreciation Portfolio -- Class 1
12/31/02         $29.61       $(0.04)      $(6.67)       $(6.71)     $   --      $   --        $   --          $   --       $22.90
12/31/03          22.90        (0.01)        7.40          7.39          --          --            --              --        30.29
12/31/04          30.29         0.08         2.68          2.76          --          --            --              --        33.05
12/31/05          33.05         0.05         3.80          3.85       (0.10)         --            --           (0.10)       36.80
12/31/06          36.80         0.16         4.03          4.19       (0.06)         --         (0.09)          (0.15)       40.84
06/30/07(7)       40.84        (0.01)        5.62          5.61          --          --            --              --        46.45
                                            Capital Appreciation Portfolio -- Class 2
12/31/02         $29.60       $(0.07)      $(6.68)       $(6.75)     $   --      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.05)        7.38          7.33          --          --            --              --        30.18
12/31/04          30.18         0.05         2.65          2.70          --          --            --              --        32.88
12/31/05          32.88           --         3.77          3.77       (0.05)         --            --           (0.05)       36.60
12/31/06          36.60         0.10         4.02          4.12       (0.01)         --         (0.09)          (0.10)       40.62
06/30/07(7)       40.62        (0.04)        5.58          5.54          --          --            --              --        46.16
                                            Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $   --      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.10)        7.40          7.30          --          --            --              --        30.15
12/31/04          30.15         0.05         2.62          2.67          --          --            --              --        32.82
12/31/05          32.82        (0.04)        3.78          3.74       (0.03)         --            --           (0.03)       36.53
12/31/06          36.53         0.05         4.01          4.06          --          --         (0.09)          (0.09)       40.50
06/30/07(7)       40.50        (0.06)        5.56          5.50          --          --            --              --        46.00

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  -----------------------------------------------------------------------
                                    Growth Portfolio -- Class 1
12/31/02        (22.15)%   $  520,917      0.74%(5)          0.50%(5)           70%
12/31/03         29.94        616,441      0.75              0.67               72
12/31/04         10.82        622,822      0.72              0.91               80
12/31/05          7.11        568,040      0.73(6)           0.61(6)            87
12/31/06         13.30        540,802      0.70(6)           0.70(6)           106
06/30/07(7)      10.78        535,660      0.71(4)(6)        0.56(4)(6)         63
                                    Growth Portfolio -- Class 2
12/31/02        (22.28)%   $   32,458      0.89%(5)          0.41%( 5)          70%
12/31/03         29.72         63,636      0.90              0.51               72
12/31/04         10.69         82,012      0.87              0.80               80
12/31/05          6.97         80,793      0.88(6)           0.46(6)            87
12/31/06         13.11         80,394      0.85(6)           0.55(6)           106
06/30/07(7)      10.72         79,819      0.86(4)(6)        0.41(4)(6)         63
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(5)       0.53%(4)(5)        70%
12/31/03         29.59         36,643      0.99              0.39               72
12/31/04         10.56        103,371      0.97              0.82               80
12/31/05          6.85        152,807      0.98(6)           0.37(6)            87
12/31/06         12.98        201,447      0.95(6)           0.46(6)           106
06/30/07(7)      10.67        221,876      0.96(4)(6)        0.31(4)(6)         63
                             Capital Appreciation Portfolio -- Class 1
12/31/02        (22.66)%   $1,021,172      0.76%(5)          0.16%(5)           80%
12/31/03         32.27      1,204,319      0.77             (0.04)             104
12/31/04          9.11      1,151,163      0.76              0.27              100
12/31/05         11.67      1,064,718      0.77(6)           0.12(6)            86
12/31/06         11.39        994,508      0.74(6)           0.40(6)           124
06/30/07(7)      13.74      1,004,776      0.76(4)(6)       (0.04)(4)(6)        64
                             Capital Appreciation Portfolio -- Class 2
12/31/02        (22.80)%   $   63,049      0.92%(5)         (0.29)%(5)          80%
12/31/03         32.08        110,717      0.92             (0.20)             104
12/31/04          8.95        133,501      0.91              0.15              100
12/31/05         11.49        135,351      0.92(6)          (0.03)(6)           86
12/31/06         11.25        133,815      0.89(6)           0.25(6)           124
06/30/07(7)      13.64        139,153      0.91(4)(6)       (0.19)(4)(6)        64
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(5)      (0.30)%(4)(5)       80%
12/31/03         31.95         59,254      1.01             (0.38)             104
12/31/04          8.86        172,636      1.01              0.16              100
12/31/05         11.39        271,144      1.02(6)          (0.13)(6)           86
12/31/06         11.12        437,276      0.99(6)           0.13(6)           124
06/30/07(7)      13.58        551,204      1.01(4)(6)       (0.28)(4)(6)        64

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(6) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                              12/31/05   12/31/06   06/30/07(4)(7)
                                                              --------   --------   --------------
Growth Portfolio Class 1....................................    0.02%      0.01%         0.01%
Growth Portfolio Class 2....................................    0.02       0.01          0.01
Growth Portfolio Class 3....................................    0.02       0.01          0.01
Capital Appreciation Class 1................................    0.02       0.01          0.01
Capital Appreciation Class 2................................    0.02       0.01          0.01
Capital Appreciation Class 3................................    0.02       0.01          0.01

(7) Unaudited

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS               DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED                  FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET                  REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-                   GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT      RETURN OF      INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME      CAPITAL        MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                              Natural Resources Portfolio -- Class 1
12/31/02         $17.66       $0.15        $ 1.27        $ 1.42      $(0.16)      $  --        $(0.95)         $(1.11)      $17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)         --         (0.16)          (0.31)       26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)         --         (0.96)          (1.17)       31.37
12/31/05          31.37        0.36         14.01         14.37       (0.19)         --         (1.82)          (2.01)       43.73
12/31/06          43.73        0.69          9.99         10.68       (0.33)         --         (1.36)          (1.69)       52.72
06/30/07(9)       52.72        0.23         11.55         11.78          --          --            --              --        64.50
                                              Natural Resources Portfolio -- Class 2
12/31/02         $17.64       $0.11        $ 1.29        $ 1.40      $(0.13)      $  --        $(0.95)         $(1.08)      $17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)         --         (0.16)          (0.28)       26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)         --         (0.96)          (1.14)       31.33
12/31/05          31.33        0.30         13.98         14.28       (0.15)         --         (1.82)          (1.97)       43.64
12/31/06          43.64        0.61          9.97         10.58       (0.27)         --         (1.36)          (1.63)       52.59
06/30/07(9)       52.59        0.19         11.51         11.70          --          --            --              --        64.29
                                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $   --       $  --        $   --          $   --       $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)         --         (0.16)          (0.28)       26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)         --         (0.96)          (1.12)       31.29
12/31/05          31.29        0.25         13.96         14.21       (0.13)         --         (1.82)          (1.95)       43.56
12/31/06          43.56        0.52         10.00         10.52       (0.24)         --         (1.36)          (1.60)       52.48
06/30/07(9)       52.48        0.16         11.48         11.64          --          --            --              --        64.12
                                                 Multi-Asset Portfolio -- Class 1
12/31/02         $ 7.90       $0.13        $(1.16)       $(1.03)     $(0.21)      $  --        $   --          $(0.21)      $ 6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)         --            --           (0.16)        7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)         --            --           (0.13)        7.82
12/31/05           7.82        0.11          0.19          0.30       (0.15)         --         (0.34)          (0.49)        7.63
12/31/06           7.63        0.13          0.42          0.55       (0.13)         --         (0.69)          (0.82)        7.36
06/30/07(9)        7.36        0.06          0.40          0.46          --          --            --              --         7.82
                                            Strategic Multi-Asset Portfolio -- Class 1
12/31/02         $ 6.62       $0.13        $(0.95)       $(0.82)     $(0.05)      $  --        $   --          $(0.05)      $ 5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)         --            --           (0.07)        7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)         --            --           (0.16)        8.00
12/31/05           8.00        0.06          0.70          0.76       (0.06)         --            --           (0.06)        8.70
12/31/06           8.70        0.10          0.85          0.95       (0.14)         --         (0.05)          (0.19)        9.46
06/30/07(9)        9.46        0.07          0.50          0.57          --          --            --              --        10.03

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
----------------------------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/02          8.33%    $ 87,637      0.89%             0.79%              58%
12/31/03         47.77      114,435      0.87              1.15               46
12/31/04         25.01      144,981      0.87              0.85               21
12/31/05         46.13      227,634      0.84(6)           0.95(6)            11
12/31/06         24.93(8)   234,235      0.81(6)           1.37(6)            12
06/30/07(9)      22.34      263,794      0.84(4)(6)        0.81(4)(6)         10
                              Natural Resources Portfolio -- Class 2
12/31/02          8.24%    $  7,143      1.05%             0.64%              58%
12/31/03         47.49       14,046      1.02              0.97               46
12/31/04         24.87       24,440      1.02              0.70               21
12/31/05         45.89       37,906      0.99(6)           0.80(6)            11
12/31/06         24.74(8)    43,837      0.96(6)           1.22(6)            12
06/30/07(9)      22.25       48,303      0.99(4)(6)        0.66(4)(6)         10
                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
12/31/04         24.76       21,562      1.12              0.61               21
12/31/05         45.73       59,608      1.09(6)           0.68(6)            11
12/31/06         24.62(8)   122,578      1.07(6)           1.07(6)            12
06/30/07(9)      22.18      168,415      1.09(4)(6)        0.56(4)(6)         10
                                 Multi-Asset Portfolio -- Class 1
12/31/02        (12.96)%   $ 64,262      1.11%(5)          1.82%(5)           62%(7)
12/31/03         16.87       65,561      1.16              1.50               61(7)
12/31/04          4.60       58,828      1.17              1.49               46(7)
12/31/05          3.91       50,988      1.19(6)           1.42(6)            69(7)
12/31/06          7.72       47,324      1.17(6)           1.69(6)            88
06/30/07(9)       6.25       45,747      1.18(4)(6)        1.63(4)(6)         33
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/02        (12.41)%   $ 36,914      1.25%(5)          2.04%(5)          161%(7)
12/31/03         29.26       43,407      1.27              2.04           156(7)
12/31/04         11.09       42,353      1.29              1.43           190(7)
12/31/05          9.49       40,566      1.38(6)           0.68(6)        210(7)
12/31/06         11.09       40,455      1.28(6)           1.15(6)           117
06/30/07(9)       6.03       39,138      1.30(4)(6)        1.35(4)(6)         74

---------------

(1) Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3) Inception date of class

(4) Annualized

(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

(6) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               12/31/05     12/31/06   06/30/07(4)(9)
                                                              -----------   --------   --------------
Natural Resources Portfolio Class 1.........................      0.00%       0.00%          0.00%
Natural Resources Portfolio Class 2.........................      0.00        0.00           0.00
Natural Resources Portfolio Class 3.........................      0.00        0.00           0.00
Multi-Asset Portfolio Class 1...............................      0.01        0.01           0.00
Strategic Multi-Asset Portfolio Class 1.....................      0.02        0.01           0.00

(7) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2002     2003     2004     2005
                                                              ----     ----     ----     ----
Multi-Asset Portfolio Class 1...............................   62%      61%      46%      69%
Strategic Multi-Asset Portfolio Class 1.....................  161      156      190      210

(8) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(9) Unaudited

See Notes to Financial Statements
---------------------
    88

---------------------

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

  The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

                                                           ---------------------

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              G1112SAR.4 (R 8/07)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.


Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)    (1) Not applicable.

       (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 7, 2007

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: September 7, 2007